PRESIDENT'S MESSAGE



Dear Shareholder:



I am pleased to present the Annual Report to Shareholders for Federated

American Leaders Fund II, a portfolio of Federated Insurance Series.



This report covers the 12-month period from January 1, 1997 through December

31, 1997. It begins with a commentary by the fund's portfolio manager, which is followed by a complete listing of the fund's stock holdings and the fund's financial statements.



As a shareholder, your money has been at work in a diversified portfolio of leading American corporations. At the end of the reporting period, the fund's 91 holdings were diversified across 12 key business and industrial sectors. Many of the holdings--including Allstate, Bristol-Myers Squibb,

Exxon, General Motors, Pepsico, and Wal-Mart--are household names.



In a strong and volatile stock market, the fund's portfolio performed extremely well. Contributing to the fund's excellent total return of 32.34%

were an income of $0.10 per share, capital gains distributions of $0.36 per share, and a significant 28% increase in net asset value.* Over the reporting period, fund net assets rose from $142 million to $305 million.



Thank you for choosing Federated American Leaders Fund II as a diversified,

professionally managed way to participate in the long-term growth potential of American companies. We trust you were pleased with the positive performance of your investment. As always, we welcome your comments and suggestions.



Sincerely,



[Graphic]



J. Christopher Donahue

President

February 15, 1998



* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable life insurance contract.



                     MANAGEMENT DISCUSSION AND ANALYSIS



The year of 1997, was a strong year for the fund. The fund had a total return of 32.34%* versus 27.14% and 33.36% for the Lipper Growth and Income

Funds Average** and the Standard & Poor's 500 Index,*** respectively. For the fourth quarter of 1997, the fund returned 2.40% verses 0.83% and 2.87%

for the Lipper Growth and Income Fund Average and the Standard & Poor's 500

Index, respectively.



Continued market strength has led us to become more defensive as valuations have become excessive in some areas and speculation seems more abundant. We are close to seven years of an economic expansion, which is long by historic standards. The current economic turmoil facing some of our foreign trading partners also concerns us. The combination of these and other factors has increased the uncertainty levels in investors' minds. As previously stated,

when uncertainty increases in financial markets, the typical reaction is a

"flight to quality." This is where investors begin taking profits in more speculative and often smaller companies and invest in large well run companies which have weathered difficult economic and market periods. This occurrence should bode well for the fund given our investment process.



The best performing sectors were Finance, Technology and Energy. We continue to overweight Energy due to its defensive nature as well as attractive valuation. In Finance, we remain slightly below market weighted as valuation is now in the upper end of historic ranges. The run up in Technology has given us the opportunity to reduce our exposure, as excessive valuation and slowing growth rates persist. We continue to increase our exposure to

Utilities and Retailing as both groups have been ignored by investors,

valuations are attractive, and fundamentals are improving. We continue to seek undervalued quality companies and avoid good stories with high risk.



As part of our portfolio management process in determining relative sector weightings, we also attempt to identify underlying investment themes. At this time, the major themes in the fund's portfolio are as follows:



1. Benefits as a result of corporate restructuring, such as Pharmacia &

Upjohn, Rubbermaid, Unilever N.V., and CIGNA.

2. Companies which generate significant excess cash flow such as Philip Morris and Dow Chemical.

3. Dominant companies with superior management; PepsiCo, Wal-Mart Stores, and

Philip Morris fit this description.



While concerned by the market's strength over the past years, we believe good long-term values can be identified by our disciplined investment process and careful fundamental research. We believe 1998 will be more challenging, and we will continue to help control risk through diversification and attention to valuation of individual stocks.



* Performance quoted represents past performance and is not indicative of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.



** The Standard & Poor's 500 Stock Index, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. This index is unmanaged and actual investments cannot be made in an index.



*** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services as falling into the respective categories indicated. Lipper returns do not take sales charges into account.



                     FEDERATED AMERICAN LEADERS FUND II



GROWTH OF $10,000 INVESTED IN THE FEDERATED AMERICAN LEADERS FUND II



The graph below illustrates the hypothetical investment of $10,000* in the

Federated American Leaders Fund II (the "Fund") from February 10, 1994

(start of performance) to December 31, 1997, compared to the Standard and

Poor's 500 Index (S&P 500)+ and the Lipper Growth and Income Funds Average

(LGIFA).++



[Graphic representation omitted.  See Appendix falfii.]



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT

RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY

MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT

OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.



* The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LGIFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.



+ The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.



++ The LGIFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category, and is not adjusted to reflect any sales charges.

   However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.



                          PORTFOLIO OF INVESTMENTS



                     FEDERATED AMERICAN LEADERS FUND II



                             DECEMBER 31, 1997





       SHARES                                                                            VALUE




 COMMON STOCKS--98.6%

 BASIC INDUSTRY--5.3%

             212,500 Archer-Daniels-Midland Co.                                      $    4,608,594

              33,500 Arco Chemical Co.                                                    1,564,032

              28,000 Consolidated Papers, Inc.                                            1,494,500

              32,000 Dow Chemical Co.                                                     3,248,000

             143,500 Louisiana-Pacific Corp.                                              2,726,500

              82,500 USX-U.S. Steel Group, Inc.                                           2,578,125

                       TOTAL                                                             16,219,751

 CONSUMER DURABLES--4.4%

              51,000 Borg-Warner Automotive, Inc.                                         2,652,156

              35,000 Centex Corp.                                                         2,202,813

              55,000 Eastman Kodak Co.                                                    3,344,688

              33,500 General Motors Corp.                                                 2,030,938

             123,000 Rubbermaid, Inc.                                                     3,075,000

                       TOTAL                                                             13,305,595

 CONSUMER NON-DURABLES--8.0%

              36,500 CPC International, Inc.                                              3,932,875

             121,000 PepsiCo, Inc.                                                        4,408,938

              43,000 Philip Morris Cos., Inc.                                             1,948,438

              62,000 RJR Nabisco Holdings Corp.                                           2,325,000

              54,500 Russell Corp.                                                        1,447,657

              42,000 Sara Lee Corp.                                                       2,365,125

              82,500 UST, Inc.                                                            3,047,344

              82,000 Unilever N.V., ADR                                                   5,119,875

                       TOTAL                                                             24,595,252

 ENERGY MINERALS--10.9%

              42,000 Amerada-Hess Corp.                                                   2,304,750

              35,500 Chevron Corp.                                                        2,733,500

              49,000 Exxon Corp.                                                          2,998,188

              44,500 Mobil Corp.                                                          3,212,344


FEDERATED AMERICAN LEADERS FUND II



       SHARES                                                                            VALUE




 COMMON STOCKS--CONTINUED

 ENERGY MINERALS--CONTINUED

             109,400 Occidental Petroleum Corp.                                      $    3,206,788

              48,500 Royal Dutch Petroleum Co., ADR                                       2,628,094

             143,500 Sun Co., Inc.                                                        6,035,969

              43,000 Texaco, Inc.                                                         2,338,125

             154,500 USX Marathon Group                                                   5,214,375

              79,000 YPF Sociedad Anonima, ADR                                            2,700,813

                       TOTAL                                                             33,372,946

 FINANCE--12.0%

              29,000 Allstate Corp.                                                       2,635,375

              72,000 Bear Stearns Cos., Inc.                                              3,420,000

              69,000 Block (H&R), Inc.                                                    3,092,063

              81,000 Boston Properties, Inc.                                              2,678,063

              37,500 CIGNA Corp.                                                          6,489,844

              14,000 General RE Corp.                                                     2,968,000

              45,000 MBIA Insurance Corporation                                           3,005,675

              66,000 Marsh & McLennan Cos., Inc.                                          4,921,125

              59,000 Morgan Stanley, Dean Witter, Discover & Co.                          3,488,375

              27,000 Republic New York Corp.                                              3,083,063

              31,500 (a)Security Capital Group, Inc.                                      1,023,750

                       TOTAL                                                             36,805,333

 HEALTH CARE--9.7%

              46,000 Abbott Laboratories                                                  3,015,875

              91,500 Biomet, Inc.                                                         2,344,688

              68,000 Bristol-Myers Squibb Co.                                             6,434,500

              30,900 Merck & Co., Inc.                                                    3,283,125

             106,500 (a)Perrigo Co.                                                       1,424,438

             154,000 Pharmacia & Upjohn, Inc.                                             5,640,250

             174,000 U.S. Surgical Corp.                                                  5,100,375

              45,500 United Healthcare Corp.                                              2,260,781

                       TOTAL                                                             29,504,032

 PRODUCER MANUFACTURING--7.3%

              62,500 Cincinnati Milacron, Inc.                                            1,621,094

             170,500 ITT Industries, Inc.                                                 5,349,438


FEDERATED AMERICAN LEADERS FUND II



       SHARES                                                                            VALUE




 COMMON STOCKS--CONTINUED

 PRODUCER MANUFACTURING--CONTINUED

             121,000 Ingersoll-Rand Co.                                              $    4,900,500

              88,500 Johnson Controls, Inc.                                               4,218,920

              95,000 (a)Lexmark Intl. Group, Class A                                      3,610,000

              23,000 Loews Corp.                                                          2,440,875

                       TOTAL                                                             22,140,827

 RETAIL TRADE--4.6%

              46,500 Dayton-Hudson Corp.                                                  3,138,750

             443,500 (a)K Mart Corp.                                                      5,127,969

             145,000 Wal-Mart Stores, Inc.                                                5,718,438

                       TOTAL                                                             13,985,157

 SERVICES--9.9%

              23,000 ABB AB, ADR                                                          2,708,250

              82,098 Browning-Ferris Industries, Inc.                                     3,037,626

             291,000 News Corp., Ltd., ADR                                                5,783,625

              20,500 News Corp., Ltd., ADR                                                  457,406

             145,500 Readers Digest Association, Inc., Class A                            3,436,558

              59,621 (a)TCI Ventures Group, Class A                                       1,688,020

              99,000 (a)Tricon Global Restaurants, Inc.                                   2,877,188

              68,000 (a)Viacom, Inc., Class A                                             2,779,500

              44,000 (a)Viacom, Inc., Class B                                             1,823,250

             207,000 Waste Management, Inc.                                               5,692,500

                       TOTAL                                                             30,283,923

 TECHNOLOGY--10.2%

              71,000 AMP, Inc.                                                            2,982,000

              57,500 (a)Cabletron Systems, Inc.                                             862,500

             244,000 First Data Corp., Class                                              7,137,000

              45,000 General Motors Corp., Class H                                        1,662,188

              28,000 International Business Machines Corp.                                2,927,750

              23,600 Matsushita Electric Industrial Co., ADR                              3,587,200

             380,500 (a)Novell, Inc.                                                      2,853,750

              57,000 (a)Raytheon Co., Class A                                             2,810,813

             101,000 (a)Seagate Technology, Inc.                                          1,944,250

              73,500 (a)Storage Technology Corp.                                          4,552,406

                       TOTAL                                                             31,319,857


FEDERATED AMERICAN LEADERS FUND II



     SHARES OR

     PRINCIPAL

       AMOUNT                                                                            VALUE




 COMMON STOCKS--CONTINUED

 TRANSPORTATION--2.5%

              16,000 (a)AMR Corp.                                                    $    2,056,000

              72,000 CNF Transportation, Inc.                                             2,763,000

              86,000 Ryder Systems, Inc.                                                  2,816,500

                       TOTAL                                                              7,635,500

 UTILITIES--13.8%

              44,000 Coastal Corp.                                                        2,725,250

              31,000 Columbia Gas System, Inc.                                            2,435,438

             162,500 Entergy Corp.                                                        4,864,844

              59,000 GTE Corp.                                                            3,082,750

             109,000 Houston Industries, Inc.                                             2,908,938

             147,500 MCI Communications Corp.                                             6,314,844

             151,000 P G & E Corp.                                                        4,596,063

             103,500 Public Service Enterprises Group, Inc.                               3,279,656

              51,800 SBC Communications, Inc.                                             3,794,350

             178,079 (a)Tele-Communications, Inc., Class A                                4,975,082

              73,000 U.S. West, Inc.                                                      3,294,125

                       TOTAL                                                             42,271,340

                       TOTAL COMMON STOCKS (IDENTIFIED COST $248,065,693)               301,439,513

 (B)REPURCHASE AGREEMENT--1.8%

 $         5,440,000 BT Securities Corp., 6.60%, dated 12/31/1997, due 1/2/1998 (at       5,440,000

                     amortized cost)

                       TOTAL INVESTMENTS (IDENTIFIED COST $253,505,693)(C)            $ 306,879,513




(a) Non-income producing security.



(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.



(c) The cost of investments for federal tax purposes amounts to

    $253,544,018. The net unrealized appreciation/depreciation of investments on a federal tax basis amounts to $53,335,495 which is comprised of

    $60,594,271 appreciation and $7,258,776 depreciation at December 31, 1997.



Note: The categories of investments are shown as a percentage of net assets

      ($305,796,063) at December 31, 1997.



The following acronyms are used throughout this portfolio:



ADR  --American Depository Receipt

MBIA --Municipal Bond Investors Assurance



(See Notes which are an integral part of the Financial Statements)



                     STATEMENT OF ASSETS AND LIABILITIES



                     FEDERATED AMERICAN LEADERS FUND II



                             DECEMBER 31, 1997





 ASSETS:

 Total investments in securities, at value (identified cost                           $ 306,879,513

 $253,505,693, and tax cost $253,544,018)

 Cash                                                                                         1,485

 Income receivable                                                                          491,576

 Receivable for investments sold                                                          1,069,079

 Receivable for shares sold                                                                 299,076

 Deferred organizational costs                                                               15,952

   Total assets                                                                         308,756,681

 LIABILITIES:

 Payable for investments purchased                                       $ 2,846,984

 Payable for shares redeemed                                                  38,269

 Accrued expenses                                                             75,365

   Total liabilities                                                                      2,960,618

 NET ASSETS for 15,578,504 shares outstanding                                         $ 305,796,063

 NET ASSETS CONSIST OF:

 Paid in capital                                                                      $ 230,404,530

 Net unrealized appreciation of investments                                              53,373,820

 Accumulated net realized gain on investments                                            20,425,622

 Undistributed net investment income                                                      1,592,091

   Total Net Assets                                                                   $ 305,796,063

 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:

 $305,796,063 / 15,578,504 shares outstanding                                                $19.63


(See Notes which are an integral part of the Financial Statements)



                           STATEMENT OF OPERATIONS



                     FEDERATED AMERICAN LEADERS FUND II



                        YEAR ENDED DECEMBER 31, 1997





 INVESTMENT INCOME:

 Dividends (net of foreign taxes withheld of $26,399)                                 $   3,999,327

 Interest                                                                                   532,712

   Total income                                                                           4,532,039

 EXPENSES:

 Investment advisory fee                                               $  1,671,330

 Administrative personnel and services fee                                  169,740

 Custodian fees                                                              41,379

 Transfer and dividend disbursing agent fees and expenses                    24,526

 Trustees' fees                                                               2,990

 Auditing fees                                                               12,983

 Legal fees                                                                   7,991

 Portfolio accounting fees                                                   77,327

 Share registration costs                                                    29,488

 Printing and postage                                                        46,007

 Insurance premiums                                                           4,076

 Miscellaneous                                                               14,982

   Total expenses                                                         2,102,819

 Waivers--

   Waiver of investment advisory fee                                       (198,839)

     Net expenses                                                                         1,903,980

       Net investment income                                                              2,628,059

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

 Net realized gain on investments                                                        20,429,655

 Net change in unrealized appreciation of investments                                    36,461,644

   Net realized and unrealized gain on investments                                       56,891,299

     Change in net assets resulting from operations                                   $  59,519,358


(See Notes which are an integral part of the Financial Statements)



                     STATEMENT OF CHANGES IN NET ASSETS



                     FEDERATED AMERICAN LEADERS FUND II





                                                                        YEAR ENDED DECEMBER 31,

                                                                         1997            1996


 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS--

 Net investment income                                               $    2,628,059  $    1,422,431

 Net realized gain (loss) on investments ($20,467,415 and                20,429,655       3,780,324

 $3,738,194, respectively, as computed for federal tax purposes)

 Net change in unrealized appreciation of investments                    36,461,644      12,783,766

   Change in net assets resulting from operations                        59,519,358      17,986,521

 DISTRIBUTIONS TO SHAREHOLDERS--

 Distributions from net investment income                                (1,147,286)     (1,311,113)

 Distributions from net realized gains on investments                    (3,728,320)       (450,672)

   Change in net assets resulting from distributions to                  (4,875,606)     (1,761,785)

   shareholders

 SHARE TRANSACTIONS--

 Proceeds from sale of shares                                           148,786,787      89,014,893

 Net asset value of shares issued to shareholders in payment of           4,876,320       1,761,418

 distributions declared

 Cost of shares redeemed                                                (44,727,260)    (13,298,117)

   Change in net assets resulting from share transactions               108,935,847      77,478,194

     Change in net assets                                               163,579,599      93,702,930

 NET ASSETS:

 Beginning of period                                                    142,216,464      48,513,534

 End of period (including undistributed net investment income of     $  305,796,063  $  142,216,464

 $1,592,091 and $111,318, respectively)


(See Notes which are an integral part of the Financial Statements)



                            FINANCIAL HIGHLIGHTS



(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





                                                                  YEAR ENDED DECEMBER 31,

                                                           1997       1996      1995     1994(A)


NET ASSET VALUE, BEGINNING OF PERIOD                        $15.26     $12.80    $ 9.74   $10.00

INCOME FROM INVESTMENT OPERATIONS

  Net investment income                                       0.19       0.19      0.20     0.19

  Net realized and unrealized gain (loss) on investments      4.64       2.54      3.06    (0.26)

  Total from investment operations                            4.83       2.73      3.26    (0.07)

LESS DISTRIBUTIONS

  Distributions from net investment income                   (0.10)     (0.18)    (0.19)   (0.19)

  Distributions in excess of net investment income(b)           --         --     (0.01)      --

  Distributions from net realized gain on investments        (0.36)     (0.09)       --       --

  Total distributions                                        (0.46)     (0.27)    (0.20)   (0.19)

NET ASSET VALUE, END OF PERIOD                              $19.63     $15.26    $12.80   $ 9.74

TOTAL RETURN(C)                                              32.34%     21.58%    33.71%   (0.70%)

RATIOS TO AVERAGE NET ASSETS

  Expenses                                                    0.85%      0.85%     0.85%    0.54%*

  Net investment income                                       1.18%      1.54%     2.03%    2.58%*

  Expense waiver(d)                                           0.09%      0.22%     1.36%   25.42%*

SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)                 $305,796   $142,216   $48,514   $2,400

  Average commission rate paid(e)                          $0.0499    $0.0012        --       --

  Portfolio turnover                                            56%        90%       43%      32%




* Computed on an annualized basis.



(a) Reflects operations for the period from February 10, 1994 (date of initial public investment) to December 31, 1994. For the period from

    December 9, 1993 (start of business) to January 31, 1994, the Fund had no investment activity.



(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. These distributions do not represent a return of capital for federal income tax purposes.



(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(e) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

    This disclosure is required for fiscal years beginning on or after

    September 1, 1995.



(See Notes which are an integral part of the Financial Statements)



                        NOTES TO FINANCIAL STATEMENTS



                     FEDERATED AMERICAN LEADERS FUND II



                             DECEMBER 31, 1997



ORGANIZATION



Federated Insurance Series (the "Trust") is registered under the Investment

Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated American Leaders Fund

II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary objective of the Fund is to achieve long-term growth of capital. The Fund's secondary objective is to provide income.



SIGNIFICANT ACCOUNTING POLICIES



The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.



INVESTMENT VALUATIONS



Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.



REPURCHASE AGREEMENTS



It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry

System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions.

Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.



The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.



INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS



Interest income and expenses are accrued daily. Bond premium and discount,

if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.



FEDERAL TAXES



It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS



The Fund may engage in when-issued or delayed delivery transactions. The

Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.



USE OF ESTIMATES



The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.



OTHER



Investment transactions are accounted for on the trade date.



SHARES OF BENEFICIAL INTEREST



The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:





                                                                             Year Ended December 31,

                                                                                1997        1996


 Shares sold                                                                   8,511,603  6,346,064

 Shares issued to shareholders in payment of distributions declared              304,810    124,400

 Shares redeemed                                                              (2,560,144)  (938,427)

   Net change resulting from share transactions                                6,256,269  5,532,037




INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES



INVESTMENT ADVISORY FEE



Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the

Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.



ADMINISTRATIVE FEE



Federated Services Company ("FServ"), under the Administrative Services

Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the

Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.



TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES



FServ, through its subsidiary, Federated Shareholder Services Company

("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.



PORTFOLIO ACCOUNTING FEES



FServ maintains the Fund's accounting records for which it receives a fee.

The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.



ORGANIZATIONAL EXPENSES



Organizational expenses of $47,855 were borne initially by the Adviser. The

Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the

Fund's effective date. For the year ended December 31, 1997, the Fund expensed $12,761 of organizational expenses.



GENERAL



Certain of the Officers and Trustees of the Trust are Officers and Directors

or Trustees of the above companies.



INVESTMENT TRANSACTIONS



Purchases and sales of investments, excluding short-term securities, for the period ended December 31, 1997, were as follows:



PURCHASES      $227,150,749

SALES          $119,118,995



                        INDEPENDENT AUDITORS' REPORT



To the Board of Trustees of the Federated Insurance Series and Shareholders

of FEDERATED AMERICAN LEADERS FUND II:



We have audited the accompanying statement of assets and liabilities,

including the portfolio of investments, of Federated American Leaders Fund

II (a portfolio of the Federated Insurance Series) as of December 31, 1997,

and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended December 31, 1997 and

1996, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the

Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 1997, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated

American Leaders Fund II as of December 31, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania

February 6, 1998



                                  TRUSTEES



                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                             William J. Copeland

                           J. Christopher Donahue

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts



                                  DIRECTORS



                               John F. Donahue

                                  Chairman



                           J. Christopher Donahue

                                  President



                             Edward C. Gonzales

                          Executive Vice President



                              John W. McGonigle

             Executive Vice President, Treasurer, and Secretary



                              Richard B. Fisher

                               Vice President



                              Matthew S. Hardin

                             Assistant Secretary



Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the

Federal Deposit Insurance Corporation, the Federal Reserve Board, or any

other government agency. Investment in variable funds involves investment risk, including the possible loss of principal.



This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.



NOTES



NOTES



[Graphic]Federated Investors



Federated American Leaders Fund II



Federated Insurance Series



ANNUAL REPORT

TO SHAREHOLDERS

DECEMBER 31, 1997



Federated Securities Corp., Distributor

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com



CUSIP 313916405

G00843-01 (2/98)

[Graphic]













FEDERATED UTILITY FUND II



Federated Insurance Series



Federated Securities Corp., Distributor

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

1-800-341-7400



WWW.FEDERATEDINVESTORS.COM



[Graphic]



Annual Report to Shareholders

December 31, 1997



Cusip 313916108

G00845-01 (2/98)

PRESIDENT'S MESSAGE



Dear Shareholder:



I am pleased to present the Annual Report to Shareholders for Federated

Utility Fund II, a portfolio of Federated Insurance Series.



This report covers the 12-month fiscal year period from January 1, 1997 through December 31, 1997. It begins with a commentary by the fund's portfolio manager, which is followed by a complete listing of the fund's utility holdings and the financial statements.



The fund is an attractive way to help your money earn dividend income, with some opportunities for growth, from an investment sector that supplies critical services to society. At the end of the reporting period, the fund's

67 common and preferred stock holdings were spread across the electric,

telecommunication, natural gas and international utilities.



In a positive 1997 environment for utilities, Federated Utility Fund II performed extremely well. Contributing to the fund's strong total return of

26.63% were $0.28 per share in income, $0.26 per share in capital gains, and a significant 20% increase in net asset value.* As of December 31, 1997, net assets reached $104 million--a significant increase over the $64 million in net assets at the beginning of the reporting period.



Thank you for choosing Federated Utility Fund II as a diversified,

professionally managed way to participate in the income and growth opportunities of utility stocks. We hope you are pleased with the fund's strong performance. As always, we welcome your comments and suggestions.



Sincerely,



[Graphic]



J. Christopher Donahue

President

February 15, 1998



* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.



MANAGEMENT DISCUSSION AND ANALYSIS



The fourth quarter of 1997 was the utility sector's strongest quarter in this decade. During this period, the Standard & Poor's ("S&P") Utility

Index* returned 16.3%, while the S&P 500 Index** returned 2.9%. The S & P

Communications Index*** returned 19.6%. The electric utility sector returned 18.3%, as the turmoil in Asian markets drove investors to sectors with little foreign exposure and lower stock-price volatility. Natural gas stocks returned "only" 8.8% because of widespread expectations that the El Nino climatic phenomenon would cause a mild winter and lower gas prices. Federated Utility Fund II returned 13.0% in the fourth quarter of 1997.+



For the fiscal year ended December 31, 1997, Federated Utility Fund II returned 26.6%,+ which was a bit ahead of our peers. The S&P Utility Index returned 24.8%, and the S&P Communications Index returned 41.3%.



In industry developments, the electric industry's transition to competition continued in a way that was generally constructive for investors. Illinois passed restructuring legislation and joined nine other states that have established plans to provide choice to retail buyers of energy. Utilities in

Texas, another key state, reached interim agreements with the utility commission. These developments reduced investor uncertainty about industry cash flows and have provided support to the stocks.



Merger and acquisition activity continued. Pacificorp received the British

Government's approval to acquire the Energy Group; Ohio Edison and Centerior

Energy merged to form FirstEnergy; and the quarter ended with American

Electric Power's proposal to acquire Central & Southwest. The merger and acquisition aspect of the electric and gas industries may be an overlooked side to the utility story. As with the banking and defense sectors over the last decade, if regulators allow utility mergers and industry consolidation,

the stocks could do quite well without overall industry growth.



Among telecom stocks, MCI agreed to merge with Worldcom. After the subsequent spike in MCI's stock, we reduced our holding of MCI from 3.2% to

1.7% of the fund. Elsewhere in the sector, slower-than-expected competition for local phone service has helped the stocks of the Regional Bell Operating

Companies (RBOCs).



Gas stocks have weakened because of El Nino. We are particularly attracted to gas, which is becoming the fuel of choice for environmental, economic,

and national security reasons. In addition, gas and electric stocks offer merger and acquisition appeal as the industries converge to offer various energy services to customers.



We significantly increased our exposure to domestic (electric and gas)

utilities and reduced our foreign exposure and non-utility holdings,

particularly convertibles. This is consistent with our defensive strategy going into 1998. Our primary non-utilities are Real Estate Investment Trusts

(REITs).



Despite the recent spurt in utility stocks, electric and gas stocks still seem attractive. The dividend yield on electrics is three times that of the

S&P 500 Index, and their price per cash flow multiple is at a 50% discount.

Gas stocks seem undervalued and offer positive fundamentals and takeover appeal. Telephone stocks seem fairly valued, but demand for communications services is surging. I like the prospects for utilities in 1998.



THEMES



1. Skilled, shareholder-oriented management who can capitalize on the industry's unprecedented changes.



2. Domestic utilities with superior growth prospects and low dividend payouts.



3. Undervalued domestic utilities with high and secure dividend yields.



4. Defensive non-utilities (e.g., REITs) to provide relative safety in a market decline.



* Standard & Poor's Utility Index is an unmanaged index of common stocks from forty different electric and natural gas utilities indicating daily changes in the price of the stocks. Investments cannot be made in an index.



** Standard & Poor's 500 Index is an unmanaged composite index of common stocks in industrial, transportation, and financial and public utility companies, and can be used to compare the total returns of funds whose portfolios are invested primarily in common stocks. Investments cannot be made in an index.



*** Standard & Poor's Communications Index is an unmanaged index of common stocks from telephone utilities indicating daily changes in the price of the stocks. Investments cannot be made in an index.



+ Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate,

so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.



COMMENTS REGARDING RECENT PURCHASES



We virtually eliminated our foreign exposure and added to

domestic electric and gas utilities. We also replaced most non-utility convertibles with REITs and undervalued, out-of-favor common stocks.



FLORIDA PROGRESS, MONTANA POWER, NEW CENTURY ENERGIES, HOUSTON INDUSTRIES,

SCANA, POTOMAC ELECTRIC, PUBLIC SERVICE ENTERPRISE GROUP, and AMAREN are

domestic electric companies that are undergoing positive changes or seem overlooked and undervalued.



EL PASO ENERGY is a leading gas pipeline company with strong earnings prospects.



BARRICK GOLD (GOLD MINING), BURLINGTON RESOURCES (gas production), FEDERAL

SIGNAL (diversified manufacturing), and ULTRAMAR-DIAMOND SHAMROCK (oil refining) common stocks seem undervalued, out-of-favor, and relatively low risk.



BELL ATLANTIC has substantial potential for cost reductions from its merger with NYNEX.



FEDERATED UTILITY FUND II

GROWTH OF $10,000 INVESTED IN THE FEDERATED UTILITY FUND II



The graph below illustrates the hypothetical investment of $10,000* in the

Federated Utility Fund II (the "Fund") from February 10, 1994 (start of performance) to December 31, 1997, compared to the Standard and Poor's

500 Index (S&P 500)+ and the Standard and Poor's Utility Index (SPUX)+.



[GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX FUFII]



AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1997

1 Year                               26.63%

Start of Performance (2/10/94)       14.54%



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT

RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY

MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT

OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.



* The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the SPUX have been adjusted to reflect reinvestment of dividends on securities in the indices.



+ The S&P 500 and the SPUX are not adjusted to reflect sales charges,

expenses, or other fees that the SEC requires to be reflected in the

Fund's performance. The indices are unmanaged.



PORTFOLIO OF INVESTMENTS

FEDERATED UTILITY FUND II

DECEMBER 31, 1997



FEDERATED UTILITY FUND II



       SHARES                                                                            VALUE


 COMMON STOCKS--85.6%

 BASIC INDUSTRY--1.5%

              26,700 Barrick Gold Corp.                                              $      497,288

               1,900 Viag AG                                                              1,023,430

                       TOTAL                                                              1,520,718

 ELECTRIC UTILITIES: CENTRAL--10.5%

              76,000 CMS Energy Corp.                                                     3,348,750

              37,300 Cinergy Corp.                                                        1,429,056

              64,900 DPL, Inc.                                                            1,865,875

              51,500 NIPSCO Industries, Inc.                                              2,546,031

              27,300 Union Electric Co.                                                   1,180,725

              14,500 Utilicorp United, Inc.                                                 562,781

                       TOTAL                                                             10,933,218

 ELECTRIC UTILITIES: EAST--4.0%

              59,000 DQE, Inc.                                                            2,072,375

              14,300 Peco Energy Co.                                                        346,775

              33,500 Potomac Electric Power Co.                                             864,719

              28,100 Public Service Enterprises Group, Inc.                                 890,419

                       TOTAL                                                              4,174,288

 ELECTRIC UTILITIES: SOUTH--17.8%

              21,400 Central & SouthWest Corp.                                              579,138

              44,288 Duke Energy Corp.                                                    2,452,448

              86,300 Entergy Corp.                                                        2,583,606

              48,500 FPL Group, Inc.                                                      2,870,594

              27,900 Florida Progress Corp.                                               1,095,075

              38,700 Houston Industries, Inc.                                             1,032,806

              18,200 LG&E Energy Corp.                                                      450,450

              35,800 SCANA Corp.                                                          1,071,763

              68,900 Southern Co.                                                         1,782,788

              67,000 TECO Energy, Inc.                                                    1,884,375

              66,900 Texas Utilities Co.                                                  2,780,531

                       TOTAL                                                             18,583,574


FEDERATED UTILITY FUND II



       SHARES                                                                            VALUE


 COMMON STOCKS--CONTINUED

 ELECTRIC UTILITIES: WEST--9.2%

              34,300 Montana Power Co.                                               $    1,091,169

              26,100 New Century Energies, Inc.                                           1,251,169

              45,000 P G & E Corp.                                                        1,369,688

              96,000 Pacificorp                                                           2,622,000

              46,300 Pinnacle West Capital Corp.                                          1,961,963

              42,600 Puget Sound Energy, Inc.                                             1,285,988

 ENERGY MINERALS--3.1%

                       TOTAL                                                              9,581,977

               6,300 Atlantic Richfield Co.                                                 504,788

              17,400 Burlington Resources, Inc.                                             779,738

              12,100 Mapco, Inc.                                                            559,625

              42,500 Ultramar Diamond Shamrock Corp.                                      1,354,688

                       TOTAL                                                              3,198,839

FINANCE--8.6%

              39,900 Associated Estates Realty Corp.                                        945,131

              30,000 Avalon Properties, Inc.                                                928,125

              29,100 Boston Properties, Inc.                                                962,119

              52,100 Duke Realty Investments, Inc.                                        1,263,425

              18,200 Equity Residential Properties Trust                                    920,238

              30,000 Liberty Property                                                       856,875

              49,800 Meditrust Corp.                                                      1,823,925

              10,300 Price REIT, Inc.                                                       421,656

              37,500 Security Capital Pacific Trust                                         909,375

 MAJOR U.S. TELECOMMUNICATIONS--15.5%

                       TOTAL                                                              9,030,869

              13,700 Ameritech Corp.                                                      1,102,850

              20,300 Bell Atlantic Corp.                                                  1,847,300

              26,300 BellSouth Corp.                                                      1,481,019

              39,400 GTE Corp.                                                            2,058,650

              40,500 MCI Communications Corp.                                             1,733,906

              33,986 SBC Communications, Inc.                                             2,489,475

              50,500 Sprint Corp.                                                         2,960,563

              55,200 U.S. West, Inc.                                                      2,490,900

                       TOTAL                                                             16,164,663


FEDERATED UTILITY FUND II



       SHARES                                                                            VALUE


 COMMON STOCKS--CONTINUED

 NATURAL GAS DISTRIBUTION--7.2%

               1,100 AGL Resources, Inc.                                             $       22,481

              41,700 Consolidated Natural Gas Co.                                         2,522,850

               5,300 Keyspan Energy Corp.                                                   195,106

              70,500 MCN Corp.                                                            2,846,438

              51,000 Pacific Enterprises                                                  1,918,875

                       TOTAL                                                              7,505,750

 OIL/GAS TRANSMISSION--7.0%

               7,000 Columbia Gas System, Inc.                                              549,938

              40,000 El Paso Natural Gas                                                  2,660,000

              55,616 Enron Corp.                                                          2,311,540

              40,900 Sonat, Inc.                                                          1,871,175

                       TOTAL                                                              7,392,653

 OTHER TELEPHONE/COMMUNICATIONS--0.5%

              17,500 Cincinnati Bell, Inc.                                                  542,500

 PRODUCER MANUFACTURING--0.7%

              34,300 Federal Signal Corp.                                                   741,738

                       TOTAL COMMON STOCKS (IDENTIFIED COST $73,808,187)                 89,370,787

 CONVERTIBLE PREFERRED STOCKS--6.0%

 BASIC INDUSTRY--0.4%

              36,000 Coeur d'Alene Mines Corp., Conv. Pfd., $1.49                           436,500

 ENERGY MINERALS--0.8%

              13,700 Unocal Corp., Cumulative Conv. Pfd., $3.13                             777,818

 FINANCE--2.2%

              22,700 Merrill Lynch & Co., Inc., STRYPES                                     783,150

              25,700 Salomon Smith Barney Holdings, Inc., DECS, Series CSN, $3.48         1,522,725

                       TOTAL                                                              2,305,875

 NATURAL GAS DISTRIBUTION--0.5%

               8,200 MCN Corp., PRIDES, $8.00                                               512,500

 OIL/GAS TRANSMISSION--2.1%

              16,700 Williams Cos., Inc. (The), Conv. Pfd., $3.50                         2,233,979

                       TOTAL CONVERTIBLE PREFERRED STOCKS (IDENTIFIED COST $5,755,837)    6,266,672


FEDERATED UTILITY FUND II



  PRINCIPAL AMOUNT                                                                       VALUE




 (A)REPURCHASE AGREEMENT--8.5%

 $         8,915,000 BT Securities Corp., 6.60%, dated 12/31/1997, due 1/2/1998       $   8,915,000

                       TOTAL INVESTMENTS (IDENTIFIED COST $88,479,024)(B)             $ 104,552,459




(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.



(b) The cost of investments for federal tax purposes amounts to

$88,532,645. The net unrealized appreciation of investments on a federal tax basis amounts to $16,019,814 which is comprised of $16,509,833 appreciation and $490,019 depreciation at December 31, 1997.



Note: The categories of investments are shown as a percentage of net assets ($104,462,159) at December 31, 1997.



The following acronyms are used throughout this portfolio:



DECS   --Dividend Enhanced Convertible Stock

PRIDES --Preferred Redeemable Increased Dividend Equity Securities

REIT   --Real Estate Investment Trust



(See Notes which are an integral part of the Financial Statements)



STATEMENT OF ASSETS AND LIABILITIES

FEDERATED UTILITY FUND II

DECEMBER 31, 1997





 ASSETS:

 Total investments in securities, at value (identified cost

  $88,479,024 and tax cost $88,532,645)                                               $ 104,552,459



 Cash                                                                                         4,895

 Cash denominated in foreign currencies                                                       5,169

 Income receivable                                                                          190,506

 Receivable for investments sold                                                            254,988

 Receivable for shares sold                                                                 130,098

 Deferred organizational costs                                                               16,422

   Total assets                                                                         105,154,537

 LIABILITIES:

 Payable for investments purchased                                      $ 412,038

 Payable for shares redeemed                                              267,252

 Payable for taxes withheld                                                 1,377

 Accrued expenses                                                          11,711

   Total liabilities                                                                        692,378

 NET ASSETS for 7,311,923 shares outstanding                                          $ 104,462,159

 NET ASSETS CONSIST OF:

 Paid in capital                                                                      $  81,167,447

 Net unrealized appreciation of investments                                              16,073,435

 Accumulated net realized gain on investments                                             6,198,230

 Undistributed net investment income                                                      1,023,047

   Total Net Assets                                                                   $ 104,462,159

 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:

 $104,462,159 / 7,311,923 shares outstanding                                                 $14.29


(See Notes which are an integral part of the Financial Statements)



STATEMENT OF OPERATIONS

FEDERATED UTILITY FUND II

YEAR ENDED DECEMBER 31, 1997





 INVESTMENT INCOME:

 Dividends (net of foreign taxes withheld of $29,045)                                  $  2,974,428

 Interest                                                                                   317,905

   Total income                                                                           3,292,333

 EXPENSES:

 Investment advisory fee                                                  $   579,563

 Administrative personnel and services fee                                    125,002

 Custodian fees                                                                13,641

 Transfer and dividend disbursing agent fees and expenses                      21,799

 Directors'/Trustees' fees                                                      2,556

 Auditing fees                                                                 12,889

 Legal fees                                                                     3,053

 Portfolio accounting fees                                                     50,495

 Share registration costs                                                       5,192

 Printing and postage                                                          40,343

 Insurance premiums                                                             2,776

 Taxes                                                                          1,477

 Miscellaneous                                                                 10,382

   Total expenses                                                             869,168

 Waiver of investment advisory fee                                           (208,884)

   Net expenses                                                                             660,284

     Net investment income                                                                2,632,049

 REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:

 Net realized gain on investments and foreign currency transactions                       6,203,822

 Net change in unrealized appreciation of investments and                                11,041,239

 translation of assets and liabilities in foreign currency

   Net realized and unrealized gain on investments and foreign currency                  17,245,061

     Change in net assets resulting from operations                                    $ 19,877,110


(See Notes which are an integral part of the Financial Statements)



STATEMENT OF CHANGES IN NET ASSETS

FEDERATED UTILITY FUND II





                                                                        YEAR ENDED DECEMBER 31,

                                                                          1997              1996


 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS--

 Net investment income                                                $    2,632,049  $   1,890,779

 Net realized gain on investments and foreign currency transactions        6,203,822      1,471,710

 ($6,250,253 and $1,464,419, respectively, as computed for federal tax purposes)

 Net change in unrealized appreciation of investments and                 11,041,239      2,758,768

 translation of assets and liabilities in foreign currency

   Change in net assets resulting from operations                         19,877,110      6,121,257

 DISTRIBUTIONS TO SHAREHOLDERS--

 Distributions from net investment income                                 (1,688,915)    (1,821,526)

 Distributions from net realized gains on investments and foreign         (1,464,468)      (192,047)

 currency

   Change in net assets resulting from distributions to

   shareholders                                                           (3,153,383)    (2,013,573)

SHARE TRANSACTIONS--

 Proceeds from sale of shares                                             37,584,111     36,577,954

 Net asset value of shares issued to shareholders in payment of            3,153,380      2,013,573

 distributions declared

 Cost of shares redeemed                                                 (16,556,595)    (8,821,081)

   Change in net assets resulting from share transactions                 24,180,896     29,770,446

     Change in net assets                                                 40,904,623     33,878,130

 NET ASSETS:

 Beginning of period                                                      63,557,536     29,679,406

 End of period (including undistributed net investment income of      $  104,462,159  $  63,557,536

 $1,023,047 and $91,190, respectively)




(See Notes which are an integral part of the Financial Statements)



FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





                                                                        YEAR ENDED DECEMBER 31,

                                                                      1997    1996    1995  1994(A)


 NET ASSET VALUE, BEGINNING OF PERIOD                                 $11.81 $11.03  $ 9.29  $ 9.48

 INCOME FROM INVESTMENT OPERATIONS

   Net investment income                                                0.40   0.42    0.45    0.34

   Net realized and unrealized gain (loss) on investments and

   foreign currency                                                     2.62   0.82    1.74   (0.19)

   Total from investment operations                                     3.02   1.24    2.19    0.15

 LESS DISTRIBUTIONS

   Distributions from net investment income                           (0.28) (0.41)  (0.45)  (0.34)

   Distributions from net realized gain on investments and foreign

   currency transactions                                              (0.26) (0.05)    --      --

   Total distributions                                                (0.54) (0.46)  (0.45)  (0.34)

 NET ASSET VALUE, END OF PERIOD                                       $14.29 $11.81  $11.03  $ 9.29

 TOTAL RETURN(B)                                                      26.63% 11.56%  24.18%   1.12%

 RATIOS TO AVERAGE NET ASSETS

   Expenses                                                            0.85%  0.85%   0.85%  0.60%*

   Net investment income                                               3.41%  3.92%   4.62%  4.77%*

   Expense waiver/reimbursement(c)                                     0.27%  0.51%   2.24% 54.83%*

 SUPPLEMENTAL DATA

   Net assets, end of period (000 omitted)                          $104,462 $63,558$29,679    $974

   Average commission rate paid(d)                                   $0.0207 $0.0402     --      --

   Portfolio turnover                                                    95%    63%     62%     73%




* Computed on an annualized basis.



(a) Reflects operations for the period from April 14, 1994 (date of initial public investment) to December 31, 1994. For the period from December 9, 1993

(start of business) to April 13, 1994, net investment income was distributed to the Fund's adviser.



(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.



(See Notes which are an integral part of the Financial Statements)



NOTES TO FINANCIAL STATEMENTS

FEDERATED UTILITY FUND II

DECEMBER 31, 1997



ORGANIZATION



Federated Insurance Series (the "Trust") is registered under the Investment

Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Utility Fund II

(the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to achieve high current income and moderate capital appreciation.



SIGNIFICANT ACCOUNTING POLICIES



The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.



INVESTMENT VALUATIONS



Listed foreign and domestic corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed foreign and domestic equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However,

short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.



REPURCHASE AGREEMENTS



It is the policy of the Fund to require the custodian bank to take possession,

to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.



The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.



INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS



Interest income and expenses are accrued daily. Bond premium and discount,

if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.



RECLASSIFICATION OF NET ASSET ACCOUNTS



During the year ended December 31, 1997, the Fund reclassified the effects of certain differences between the financial statement amounts and distributions determined in accordance with income tax regulations. These differences were reclassified (increase/(decrease)) between accumulated net realized gain /(loss) on investments and undistributed net investment income.




          INCREASE (DECREASE)

    ACCUMULATED     UNDISTRIBUTED

   NET REALIZED     NET INVESTMENT

    GAIN/LOSS          INCOME


     $11,279          $(11,279)




Net investment income, net realized gains/losses, and net

assets were not affected by this reclassification.



FEDERAL TAXES



It is the Fund's policy to comply with the provisions of the

Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.



Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS



The Fund may engage in when-issued or delayed delivery transactions.

The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.



FOREIGN EXCHANGE CONTRACTS



The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The

Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At December 31, 1997, the

Fund had an outstanding foreign currency commitment as set forth below:





                                                                             UNREALIZED

CONTRACTS         SETTLEMENT     FOREIGN CURRENCY  IN EXCHANGE  CONTRACTS  APPRECIATION

PURCHASED            DATE        UNITS TO RECEIVE      FOR      AT VALUE   (DEPRECIATION)


Japanese Yen     January 3, 1998     148,750          $1,144     $1,144         $0




FOREIGN CURRENCY TRANSLATION



The accounting records of the Fund are maintained in U.S.

dollars. All assets and liabilities denominated in foreign currencies ("FC")

are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded.

Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.



Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.



USE OF ESTIMATES



The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.



OTHER



Investment transactions are accounted for on the trade date.



SHARES OF BENEFICIAL INTEREST



The Declaration of Fund permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).



Transactions in shares were as follows:





                                                                                  YEAR ENDED

                                                                                  DECEMBER 31,

                                                                               1997          1996


 Shares sold                                                                2,992,224     3,296,405

 Shares issued to shareholders in payment of distributions declared           267,672       180,323

 Shares redeemed                                                           (1,330,203)     (785,968)

   Net change resulting from share transactions                             1,929,693     2,690,760




INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES



INVESTMENT ADVISORY FEE



Federated Advisers, the Fund's investment adviser (the "Adviser"),

receives for its services an annual investment advisory fee

equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.



ADMINISTRATIVE FEE



Federated Services Company ("FServ"), under the Administrative Services

Agreement, provides the Fund with administrative personnel and services.

The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the

Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.



TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES



FServ, through its subsidiary, Federated Shareholder Services Company

("FSSC") serves as transfer and dividend disbursing agent for the Fund.

The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.



PORTFOLIO ACCOUNTING FEES



FServ maintains the Fund's accounting records for which it receives a fee.

The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.



ORGANIZATIONAL EXPENSES



Organizational expenses of $49,266 were borne initially by the Adviser.

The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the period ended December 31, 1997,

the Fund expensed $13,138 of organizational expenses.



GENERAL



Certain of the Officers and Trustees of the Trust are Officers and

Directors or Trustees of the above companies.



INVESTMENT TRANSACTIONS



Purchases and sales of investments, excluding short-term securities,

for the period ended December 31, 1997, were as follows:



PURCHASES $85,830,745

SALES     $69,808,712



INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of the Federated Insurance Series

and Shareholders of FEDERATED UTILITY FUND II:



We have audited the accompanying statement of assets and liabilities,

including the portfolio of investments, of Federated Utility Fund II, (a portfolio of the Federated Insurance Series) as of December 31, 1997, and

the related statement of operations for the year then ended, the statement of changes in net assets for the years ended December 31, 1997 and 1996, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 1997, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Federated

Utility Fund II as of December 31, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP



Pittsburgh, Pennsylvania

February 6, 1998



TRUSTEES

John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

William J. Copeland

J. Christopher Donahue

James E. Dowd

Lawrence D. Ellis, M.D.

Edward L. Flaherty, Jr.

Peter E. Madden

John E. Murray, Jr.

Wesley W. Posvar

Marjorie P. Smuts



OFFICERS

John F. Donahue

Chairman

J. Christopher Donahue

President

Edward C. Gonzales

Executive Vice President

John W. McGonigle

Executive Vice President, Treasurer, and Secretary

Richard B. Fisher

Vice President

Matthew S. Hardin

Assistant Secretary



Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government,

the Federal Deposit Insurance Corporation, the Federal Reserve Board,

or any other government agency. Investment in variable funds involves investment risk, including the possible loss of principal.



This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.













[Graphic]



Federated Fund for U.S. Government Securities II



Federated Insurance Series



ANNUAL REPORT TO SHAREHOLDERS



DECEMBER 31, 1997



Federated Securities Corp., Distributor

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

1-800-245-7400

www.federatedinvestors.com

Cusip 313916207

G00846-01 (2/98)

[Graphic]



                             PRESIDENT'S MESSAGE



Dear Shareholder:



I am pleased to present the Annual Report to Shareholders for Federated Fund for U.S. Government Securities II, a portfolio of Federated Insurance

Series.



This report covers the 12-month fiscal year period from January 1, 1997 through December 31, 1997. It begins with a com-mentary by the fund's portfolio manager, which is followed by a complete listing of the fund's government bond holdings and the financial statements.



To help your money pursue an attractive level of income, Federated Fund for

U.S. Government Securities II invests primarily in short- to intermediate-term U.S. government mortgage-backed securities and U.S.

Treasury notes and bonds.



In an improved environment for bonds, the fund produced a net total return of 8.58%. Contributing to the net total return was a dividend stream that totaled $0.39 per share, in addition to a 4% increase in net asset value.*

On December 31, 1997, net assets reached $63 million.



Thank you for choosing Federated Fund for U.S. Government Securities II as a

diversified, professionally managed way to pursue income opportunities through government bonds. We will continue to keep you up-to-date on your progress. As always, we welcome your comments and suggestions.



Sincerely,



[Graphic]



J. Christopher Donahue

President

February 15, 1998



* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.



                     MANAGEMENT DISCUSSION AND ANALYSIS



Federated Fund for U.S. Government Securities II, a portfolio of Federated

Insurance Series, provides shareholders a professionally managed portfolio of U.S. government securities. The fund is managed for specific maturity levels according to management's assumptions on market risk and volatility.

Current investment strategy emphasizes a diversified range of mortgage securities with coupons averaging 7.28% and a weighted average effective duration of 3.43 years.



Balanced budgets, reduced Treasury supply, and the turmoil in the Asian sector were the key events that shaped the course of interest rates during

1997. The pivotal event of 1997 was the Asian currency and financial crisis,

which intensified in the fourth quarter. This event brought bond yields below 6% to close out 1997. The impact to the shape of the yield curve was a pronounced flattening to less than 30 basis points with the long end rallying on positive inflation fundamentals while the two-year yield was targeted near the funds rate by the Federal Reserve Board's on-hold policy.



In 1997, the performance of the mortgage market was stellar, as the pass-through market outperformed comparable duration matched Treasuries by

130 basis points. The majority of the mortgage market's strong performance over Treasuries occurred in the first half of 1997. During this period, the mortgage market was the beneficiary of a trading range environment in the

U.S. Treasury market, low volatility, and tightening spreads. The second half of 1997 proved to be less favorable as interest rates declined on the

10 year U.S. Treasury by 75 basis points, the yield curve flattened, and volatility increased. The interest rate rally in the Treasury market has brought mortgage rates down to the lows last seen in early 1996 and has greatly increased prepayment risk within the mortgage backed sector. Given this environment the basic theme throughout 1997 was to favor securities that offered prepayment protection.



The fund maintained a duration neutral risk profile to a blend of Lehman's

Government and Mortgage Indices during 1997. The portfolio continues to favor securities that offer diminished exposure to negative convexity and prepayment risk. Purchase activity focused on 15- and 30-year discount mortgage collateral which offered attractive option-adjusted spreads over higher coupon collateral. In addition, the fund continues to add to positions in agency debentures and Treasuries to enhance call protection.



As of December 31, 1997, total net assets were $63.1 million and the average

30-day net yield as calculated under Securities and Exchange Commission guidelines was 5.67%* based upon the net asset value of $10.54.



* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.



** These indices are unmanaged.



              FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II



GROWTH OF $10,000 INVESTED IN THE FEDERATED FUND FOR U.S. GOVERNMENT

SECURITIES II



The graph below illustrates the hypothetical investment of $10,000* in the

Federated Fund For U.S. Government Securities II (the "Fund") from March 28,

1994 (start of performance) to December 31, 1997, compared to the Lehman

Brothers 5-Year Treasury Bellwether Index (LB5TB)+ and the Lipper U.S.

Mortgage Funds Average (LUSMFA)++.



[GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX FUSGII]



AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1997

1 Year                                                 8.58%

Start of Performance (3/28/94)           6.40%



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT

RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY

MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT

OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.



* The Fund's performance assumes the reinvestment of all dividends and distributions. The LB5TB and the LUSMFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.



+ The LB5TB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.



++ The LUSMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category, and is not adjusted to reflect any sales charges.

   However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.



                          PORTFOLIO OF INVESTMENTS



              FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II



                             DECEMBER 31, 1997





      PRINCIPAL

       AMOUNT                                                                             VALUE




 INTERMEDIATE-TERM U.S. GOVERNMENT OBLIGATIONS--14.5%

 $          1,000,000 Federal Farm Credit Bank, 7.350%, 3/24/2005                     $   1,078,980

              500,000 Federal Farm Credit Bank, 8.650%, 10/1/1999                           523,545

              900,000 Federal Farm Credit Bank, 9.000%, 3/7/2000                            958,545

            3,000,000 Federal Home Loan Bank System, 6.050%, 9/16/1999                    3,014,040

            1,500,000 Federal Home Loan Bank System, 6.285%, 6/26/2000                    1,515,881

            1,000,000 Federal Home Loan Bank System, 6.830%, 7/17/2001                    1,031,170

            1,000,000 Federal Home Loan Bank System, 8.600%, 8/25/1999                    1,043,790

                          TOTAL INTERMEDIATE-TERM U.S. GOVERNMENT OBLIGATIONS             9,165,951

                      (IDENTIFIED COST $9,076,591)

 LONG-TERM U.S. GOVERNMENT OBLIGATIONS--63.3%

            2,000,000 (b)Federal Home Loan Mortgage Corp. TBA, 6.50%, 15 Year,            1,978,120

                      January

           10,539,610 Federal Home Loan Mortgage Corp., 6.00% - 9.00%, 9/1/2010 -        10,710,275

                      12/1/2027

            1,800,000 (b)Federal National Mortgage Association TBA, 7.50%, 30 Year,       1,844,442

                      January

            2,000,000 (b)Federal National Mortgage Association TBA, 8.00%, 30 Year,       2,075,500

                      January

           10,493,422 Federal National Mortgage Association, 6.00% - 10.00%,             10,613,387

                      5/1/2003 - 11/1/2027

           12,284,010 Government National Mortgage Association, 6.50% - 9.50%,           12,701,233

                      11/15/2016 - 11/15/2027

                          TOTAL LONG-TERM U.S. GOVERNMENT OBLIGATIONS (IDENTIFIED        39,922,957

                      COST $39,301,915)

 U.S. TREASURY OBLIGATIONS--19.9%

            1,100,000 United States Treasury Bonds, 6.000%, 2/15/2026                     1,099,252

              900,000 United States Treasury Bonds, 8.000%, 11/15/2021                    1,122,813

              900,000 United States Treasury Bonds, 9.250%, 2/15/2016                     1,221,381

              690,000 United States Treasury Bonds, 11.250%, 2/15/2015                    1,081,403

              500,000 United States Treasury Notes, 5.625%, 10/31/1999                      499,710

              700,000 United States Treasury Notes, 5.875%, 2/15/2000                       703,101

            2,500,000 United States Treasury Notes, 6.250%, 2/28/2002 - 6/30/2002         2,550,980

            1,000,000 United States Treasury Notes, 6.625%, 3/31/2002                     1,033,050

            1,000,000 United States Treasury Notes, 6.875%, 5/15/2006                     1,070,440

            1,000,000 United States Treasury Notes, 7.000%, 7/15/2006                     1,079,880

            1,000,000 United States Treasury Notes, 7.250%, 8/15/2004                     1,081,360

                          TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST               12,543,370

                      $11,986,849)

 (A)REPURCHASE AGREEMENTS--10.5%

              835,000 BT Securities Corp., 6.600%, dated 12/31/1997, due 1/2/1998           835,000

            2,000,000 (c)Goldman Sachs Group, LP, 5.680%, dated 11/26/1997, due           2,000,000

                      1/20/1998


 FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II



      PRINCIPAL

       AMOUNT                                                                             VALUE




 (A)REPURCHASE AGREEMENTS--CONTINUED

 $          1,800,000 (c)Goldman Sachs Group, LP, 5.750%, dated 12/9/1997, due        $   1,800,000

                      1/14/1998

            2,000,000 (c)UBS Securities, Inc., 5.700%, dated 11/24/1997, due              2,000,000

                      1/14/1998

                          TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                 6,635,000

                          TOTAL INVESTMENTS (IDENTIFIED COST $67,000,355)(D)           $ 68,267,278


a) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.



(b) These securities are subject to dollar roll transactions.



(c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if creditworthiness of the issuer is downgraded.



(d) The cost of investments for federal tax purposes amounts to $67,000,355.

    The net unrealized appreciation of investments on a federal tax basis amounts to $1,266,923, which is comprised of $1,283,610 appreciation and

    $16,687 depreciation at December 31, 1997.



Note: The categories of investments are shown as a percentage of net assets

($63,098,950) at December 31, 1997.



The following acronyms are used throughout this portfolio:



LP --Limited Partnership

TBA --To Be Announced



(See Notes which are an integral part of the Financial Statements)



                     STATEMENT OF ASSETS AND LIABILITIES



              FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II



                             DECEMBER 31, 1997





 ASSETS:

 Total investments in securities, at value (identified and tax cost                    $ 68,267,278

 $67,000,355)

 Income receivable                                                                          682,915

 Receivable for shares sold                                                                 253,317

 Deferred organizational costs                                                               17,191

   Total assets                                                                          69,220,701

 LIABILITIES:

 Payable for shares redeemed                                           $   103,801

 Payable to Bank                                                            94,238

 Payable for dollar roll transactions                                    5,900,259

 Accrued expenses                                                           23,453

   Total liabilities                                                                      6,121,751

 NET ASSETS for 5,983,889 shares outstanding                                           $ 63,098,950

 NET ASSETS CONSIST OF:

 Paid in capital                                                                       $ 60,543,576

 Net unrealized appreciation of investments                                               1,266,923

 Accumulated net realized gain on investments                                                51,915

 Undistributed net investment income                                                      1,236,536

   Total Net Assets                                                                    $ 63,098,950

 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:

 $63,098,950 / 5,983,889 shares outstanding                                                  $10.54


(See Notes which are an integral part of the Financial Statements)



                           STATEMENT OF OPERATIONS



              FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II



                        YEAR ENDED DECEMBER 31, 1997





 INVESTMENT INCOME:

 Interest (net of dollar roll expense of $61,354)                                      $  3,153,498

 EXPENSES:

 Investment advisory fee                                                $   278,790

 Administrative personnel and services fee                                  125,000

 Custodian fees                                                              12,748

 Transfer and dividend disbursing agent fees and expenses                    27,784

 Directors'/Trustees' fees                                                    1,914

 Auditing fees                                                               13,668

 Legal fees                                                                   2,720

 Portfolio accounting fees                                                   51,506

 Printing and postage                                                        47,459

 Insurance premiums                                                           2,526

 Miscellaneous                                                               20,953

   Total expenses                                                           585,068

 Waiver--

   Waiver of investment advisory fee                                      (211,328)

     Net expenses                                                                           373,740

       Net investment income                                                              2,779,758

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

 Net realized gain on investments                                                           181,810

 Net change in unrealized appreciation of investments                                     1,068,779

   Net realized and unrealized gain on investments                                        1,250,589

     Change in net assets resulting from operations                                    $  4,030,347


(See Notes which are an integral part of the Financial Statements)



                     STATEMENT OF CHANGES IN NET ASSETS



              FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II





                                                                        YEAR ENDED DECEMBER 31,

                                                                         1997              1996


 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS--

 Net investment income                                               $    2,779,758  $    1,410,381

 Net realized gain (loss) on investments ($181,810 net gain and             181,810        (129,895)

 $129,895 net loss, respectively, as computed for federal tax purposes)

 Net change in unrealized appreciation                                    1,068,779          21,469

   Change in net assets resulting from operations                         4,030,347       1,301,955

 DISTRIBUTIONS TO SHAREHOLDERS--

 Distributions from net investment income                                (1,612,272)     (1,344,598)

 Distributions from net realized gains                                           --         (68,239)

   Change in net assets resulting from distributions to                  (1,612,272)     (1,412,837)

   shareholders

 SHARE TRANSACTIONS--

 Proceeds from sale of shares                                            44,186,152      36,293,161

 Net asset value of shares issued to shareholders in payment of           1,612,207       1,406,120

 distributions declared

 Cost of shares redeemed                                                (20,082,031)    (14,888,081)

   Change in net assets resulting from share transactions                25,716,328      22,811,200

     Change in net assets                                                28,134,403      22,700,318

 NET ASSETS:

 Beginning of period                                                     34,964,547      12,264,229

 End of period (including undistributed net investment income of     $   63,098,950  $   34,964,547

 $1,236,536 and $69,050, respectively)


(See Notes which are an integral part of the Financial Statements)



                            FINANCIAL HIGHLIGHTS



(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





                                                                     YEAR ENDED DECEMBER 31,

                                                          1997        1996        1995        1994(A)


NET ASSET VALUE, BEGINNING OF PERIOD                     $10.09      $10.29      $ 9.99       $ 9.99

INCOME FROM INVESTMENT OPERATIONS

 Net investment income                                     0.58        0.59        0.54         0.27

 Net realized and unrealized gain (loss) on investments    0.26       (0.18)       0.30           --

 Total from investment operations                          0.84        0.41        0.84         0.27

LESS DISTRIBUTIONS

 Distributions from net investment income                 (0.39)      (0.57)      (0.54)       (0.27)

 Distributions from net realized gain on investments         --       (0.04)         --           --

 Total distributions                                      (0.39)      (0.61)      (0.54)       (0.27)

NET ASSET VALUE, END OF PERIOD                           $10.54      $10.09      $10.29       $ 9.99

TOTAL RETURN(B)                                            8.58%       4.20%       8.77%        2.62%

RATIOS TO AVERAGE NET ASSETS

 Expenses                                                  0.80%       0.80%       0.80%        0.48%*

 Net investment income                                     5.98%       6.00%       6.00%        3.99%*

 Expense waiver/reimbursement(c)                           0.45%       1.01%       4.81%       32.83%*

SUPPLEMENTAL DATA

 Net assets, end of period (000 omitted)                $63,099     $34,965     $12,264       $1,244

 Portfolio turnover                                          73%         97%         65%           0%




 * Computed on an annualized basis.



(a) Reflects operations for the period from March 29, 1994 (date of initial public investment) to December 31, 1994. For the period from December 8,

    1993 (start of business), to March 28, 1994, net investment income was distributed to the Fund's adviser.



(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(See Notes which are an integral part of the Financial Statements)



                        NOTES TO FINANCIAL STATEMENTS



              FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II



                             DECEMBER 31, 1997



ORGANIZATION



Federated Insurance Series (the "Trust") is registered under the Investment

Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Fund For U.S.

Government Securities II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income.



SIGNIFICANT ACCOUNTING POLICIES



The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.



INVESTMENT VALUATIONS



U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service.

Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost,

which approximates fair market value.



REPURCHASE AGREEMENTS



It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry

System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions.

Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.



The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.



INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS



Interest income and expenses are accrued daily. Bond premium and discount,

if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.



FEDERAL TAXES



It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS



The Fund may engage in when-issued or delayed delivery transactions. The

Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.



DOLLAR ROLL TRANSACTIONS



The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon, and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.



USE OF ESTIMATES



The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.



OTHER



Investment transactions are accounted for on the trade date.



SHARES OF BENEFICIAL INTEREST



The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).



Transactions in shares were as follows:





                                                                                    Year Ended

                                                                                   December 31,

                                                                                1997         1996


 Shares sold                                                                 4,326,667    3,618,961

 Shares issued to shareholders in payment of distributions declared            160,196      140,342

 Shares redeemed                                                            (1,969,286)  (1,484,884)

   Net change resulting from share transactions                              2,517,577    2,274,419




INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES



INVESTMENT ADVISORY FEE



Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.60% of the

Fund's average daily net assets.



The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.



ADMINISTRATIVE FEE



Federated Services Company ("FServ"), under the Administrative Services

Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the

Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.



TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES



FServ, through its subsidiary, Federated Shareholder Services Company

("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.



PORTFOLIO ACCOUNTING FEES



FServ maintains the Fund's accounting records, for which it receives a fee.

The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.



ORGANIZATIONAL EXPENSES



Organizational and/or start-up administrative service expenses of $51,572 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the period ended December 31, 1997, the Fund expensed $13,753 of organizational expenses.



GENERAL



Certain of the Officers and Trustees of the Trust are Officers and Directors

or Trustees of the above companies.



INVESTMENT TRANSACTIONS



Purchases and sales of investments, excluding short-term securities, for the period ended December 31, 1997, were as follows:



 PURCHASES                                               $62,048,002

 SALES                                                   $33,441,535



                        INDEPENDENT AUDITORS' REPORT



To the Board of Trustees of the Federated Insurance Series and Shareholders

of FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II:



We have audited the accompanying statement of assets and liabilities,

including the portfolio investments, of Federated Fund for U.S. Government

Securities II (a portfolio of the Federated Insurance Series), as of

December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended December

31, 1997 and 1996, and the financial highlights for the periods presented.

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 1997, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Fund for U.S. Government Securities II as of December 31, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania

February 6, 1998



                                  TRUSTEES



                               John F. Donahue



                              Thomas G. Bigley



                             John T. Conroy, Jr.



                             William J. Copeland



                           J. Christopher Donahue



                                James E. Dowd



                           Lawrence D. Ellis, M.D.



                           Edward L. Flaherty, Jr.



                               Peter E. Madden



                             John E. Murray, Jr.



                              Wesley W. Posvar



                              Marjorie P. Smuts



                                  OFFICERS



                               John F. Donahue



                                  Chairman



                           J. Christopher Donahue



                                  President



                             Edward C. Gonzales



                          Executive Vice President



                              John W. McGonigle



              Executive Vice President, Treasurer and Secretary



                              Richard B. Fisher



                               Vice President



                              Matthew S. Hardin



                             Assistant Secretary



Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the

Federal Deposit Insurance Corporation, the Federal Reserve Board, or any

other government agency. Investment in variable funds involves investment risk, including possible loss of principal.



This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.















                             PRESIDENT'S MESSAGE



Dear Shareholder:



I am pleased to present the Annual Report to Shareholders for Federated High

Income Bond Fund II, a portfolio of Federated Insurance Series.



This report covers the 12-month period from January 1, 1997 through December

31, 1997. It begins with a commentary by the fund's portfolio manager, which is followed by a complete listing of the fund's high-yield bond holdings and the fund's financial statements.



For the reporting period, the fund continued to perform well in a relatively favorable economic environment, benefiting from expert security selection and broad diversification. At the end of the reporting period, the fund's holdings were diversified across more than 200 high-yield bonds representing the entire business and industrial spectrum.



Contributing to the fund's total return of 13.83% were an income of $0.61 per share, capital gains distributions of $0.04 per share, and a 0.7%

increase in net asset value.* Over the reporting period, fund net assets more than doubled to reach $156 million.



Thank you for choosing Federated High Income Bond Fund II as a diversified,

professionally managed way to participate in the income opportunities of high-yield corporate bonds.** We trust you were pleased with the income and total performance generated by your investment. As always, we welcome your comments and suggestions.



Sincerely,

[Graphic]

J. Christopher Donahue

President

February 15, 1998



* Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable life insurance contact.



** Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.



                     MANAGEMENT DISCUSSION AND ANALYSIS



The high-yield market generated excellent returns for the 12-month period ended December 31, 1997. For example, the Lehman Brothers High Yield Bond

Index* returned 12.76% for the year, versus 9.65% for the Lehman Brothers

Aggregate Bond Index,* a measure of high-quality bond performance. The major factor for the superior relative performance of high-yield bonds was the almost ideal economic environment which existed for all of 1997. Strong steady economic growth coupled with low inflation resulted in good operating performance for most high-yield issuers. Declining interest rates (the interest rate on 10-year U.S. Treasury securities declined approximately

0.70%) and strong equity markets provided an attractive financial market environment for high-yield issuers. Finally, the high-yield market benefited from strong demand for high-yield securities as investors were attracted to the historically strong total return performance of the marketplace and the attractive yields offered by high-yield securities in a falling interest rate environment.



The fund's portfolio outperformed both the Lipper High Current Yield Fund

Average** and the Lehman Brothers High Yield Bond Index for the reporting period. Several factors benefited the fund versus the benchmarks. The fund's largest industry exposures have been (and continue to be)

telecommunications, cable, and broadcasting. These three sectors generated very strong performance versus the market during the year. The fund was generally underweighted in basic industries such as steel, forest products,

and commodity chemicals. These sectors underperformed especially in the fourth quarter as economic concerns about 1998 began to increase. The fund's portfolio also had no exposure to emerging Asian markets which were negatively impacted in the fourth quarter by economic and currency turmoil.

Several portfolio holdings were involved in corporate finance activities such as mergers, initial public offerings, and tenders, which proved beneficial to bondholders. For example, Astor was acquired by AlliedSignal while Ralph's Grocery and Brooks Fiber have announced plans to be acquired.

AMF and International Home Foods did an initial stock offering and Owens

Illinois tendered for their outstanding debt. Finally, the fund's portfolio benefited from outstanding individual security selection, avoiding major deteriorating situations while holding numerous strong performers. Nextel,

Teleport, Cablevision Systems, and GS Technologies were particularly strong performers.



As we look out into 1998, the main area of uncertainty is what impact the developing problems in Asia will have on U.S. economic growth, inflation,

and equity markets. It would appear that the problems in Asia will serve to slow the U.S. economy and reduce inflation, much like a Federal Reserve

Board ("Fed") tightening. This could serve to head off inflationary fears,

reduce the likelihood of a Fed tightening, and extend the economic expansion. An extended economic expansion would be a long-term positive for high-yield bonds. The risk is that the Asia's problems have a greater impact on the U.S. economy and push the domestic economy into recession. Superior credit selection will be essential in 1998 as the odds-on-bet is for slower economic activity which could lead to negative credit surprises. From a portfolio perspective, we continue to like companies that are benefiting from secular growth like telecommunications, and companies in consolidating business like cable and broadcasting.



* Lehman Brothers High Yield Bond Index is an unmanaged index which includes fixed rate, public nonconvertible, non-investment grade issues that are rated Ba1 or lower by Moody's Investors Service. Lehman Brothers Aggregate

Bond Index is an unmanaged total return index measuring both the capital price changes and income provided by the underlying universe of securities,

weighted by market value outstanding. Investments cannot be made in an index.



** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.



                     FEDERATED HIGH INCOME BOND FUND II



GROWTH OF $10,000 INVESTED IN THE FEDERATED HIGH INCOME BOND FUND II



The graph below illustrates the hypothetical investment of $10,000* in the

Federated High Income Bond Fund II (the "Fund") from March 1, 1994 (start of performance) to December 31, 1997, compared to the Lehman Brothers Single B

Rated Index (LBSBRI)+, and the Lipper High Current Yield Funds Average

(LHCYFA)++.



[Graphic representation omitted.  See Appendix fhibfii.]



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT

RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY

MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT

OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.



* The Fund's performance assumes the reinvestment of all dividends and distributions. The LBSBRI and the LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.



+ The LBSBRI is a proprietary unmanaged index of Single B rated securities and is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.



++ The LHCYFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category, and is not adjusted to reflect any sales charges.

However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.



                          PORTFOLIO OF INVESTMENTS

                     FEDERATED HIGH INCOME BOND FUND II

                             DECEMBER 31, 1997





     PRINCIPAL

       AMOUNT                                                                            VALUE




 CORPORATE BONDS--89.5%

 AEROSPACE & DEFENSE--0.2%

 $           250,000 Tracor, Inc., Sr. Sub. Note, 8.50%, 3/1/2007                    $      255,000

 AUTOMOBILE--2.6%

             225,000 Aftermarket Technology Co., Sr. Sub. Note, 12.00%, 8/1/2004            250,875

             350,000 Aftermarket Technology Co., Sr. Sub. Note, Series D, 12.00%,           390,250

                     8/1/2004

           1,350,000 Collins & Aikman Products Co., Sr. Sub. Note, 11.50%,                1,523,813

                     4/15/2006

             150,000 Delco-Remy International, Inc., Sr. Note, 8.625%, 12/15/2007           152,625

             350,000 Exide Corp., Sr. Note, 10.00%, 4/15/2005                               372,750

             850,000 Lear Corp., Sub. Note, 9.50%, 7/15/2006                                939,250

             100,000 Lear Seating Corp., Sub. Note, 8.25%, 2/1/2002                         101,875

             250,000 Oxford Automotive, Inc., Sr. Sub. Note, 10.125%, 6/15/2007             265,000

                     TOTAL                                                                3,996,438

 BANKING--1.2%

           1,250,000 First Nationwide Escrow Corp., Sr. Sub. Note, 10.625%,               1,403,125

                     10/1/2003

             500,000 First Nationwide Holdings, Inc., Sr. Sub. Note, 9.125%,                525,000

                     1/15/2003

                     TOTAL                                                                1,928,125

 BEVERAGE & TOBACCO--0.4%

             600,000 Dimon, Inc., Sr. Note, 8.875%, 6/1/2006                                641,250

 BROADCAST RADIO & TV--6.9%

             900,000 (b)ACME Television, LLC, Sr. Disc. Note, 0/10.875%, 9/30/2004          667,125

             450,000 Capstar Broadcasting Partners, Inc., Sr. Sub. Note, 9.25%,             464,625

                     7/1/2007

             350,000 Chancellor Media Corp., Sr. Sub. Note, 8.75%, 6/15/2007                356,125

             250,000 Chancellor Media Corp., Sr. Sub. Note, 9.375%, 10/1/2004               260,625

             575,000 Chancellor Radio Broadcasting Co., Sr. Sub. Note, 8.125%,              563,500

                     12/15/2007

           1,800,000 (b)Fox/Liberty Networks, LLC, Sr. Disc. Note, 0/9.75%,               1,161,000

                     8/15/2007

             375,000 (b)Fox/Liberty Networks, LLC, Sr. Note, 8.875%, 8/15/2007              375,938

             200,000 Jacor Communications, Inc., Sr. Sub. Note, 9.75%, 12/15/2006           216,000

             600,000 Katz Media Corp., Sr. Sub. Note, 10.50%, 1/15/2007                     663,000

             550,000 Lamar Advertising Co., Sr. Sub. Note, 9.625%, 12/1/2006                595,375

           1,200,000 Outdoor Systems, Inc., Sr. Sub. Note, 8.875%, 6/15/2007              1,260,000

             400,000 SCI Television, Inc., Sr. Secd. Note, 11.00%, 6/30/2005                415,036


FEDERATED HIGH INCOME BOND FUND II



     PRINCIPAL

       AMOUNT                                                                            VALUE




 CORPORATE BONDS--CONTINUED

 BROADCAST RADIO & TV--CONTINUED

 $           525,000 SFX Broadcasting, Inc., Sr. Sub. Note, 10.75%, 5/15/2006        $      578,813

             575,000 Sinclair Broadcast Group, Inc., Sr. Sub. Note, 10.00%,                 612,375

                     9/30/2005

             350,000 Sinclair Broadcast Group, Inc., Sr. Sub. Note, 8.75%,                  350,875

                     12/15/2007

             900,000 Sinclair Broadcast Group, Inc., Sr. Sub. Note, 9.00%,                  913,500

                     7/15/2007

              50,000 Sullivan Broadcast Holdings Inc., Deb., 13.25%, 12/15/2006              52,750

             600,000 Sullivan Broadcast Holdings Inc., Sr. Sub. Note, 10.25%,               645,000

                     12/15/2005

             475,000 Young Broadcasting, Inc., Sr. Sub. Note, 10.125%, 2/15/2005            503,500

             150,000 Young Broadcasting, Inc., Sr. Sub. Note, 9.00%, 1/15/2006              150,750

                     TOTAL                                                               10,805,912

 BUILDING & DEVELOPMENT--1.2%

             400,000 (b)American Architectural Products Corp., Sr. Note, 11.75%,            405,000

                     12/1/2007

             450,000 American Builders & Contractors Supply Co., Inc., Sr. Sub.             469,125

                     Note, 10.625%, 5/15/2007

             500,000 (b)Building Materials Corp. of America, Sr. Note, 8.00%,               501,250

                     10/15/2007

             450,000 Building Materials Corp. of America, Sr. Note, 8.625%,                 465,750

                     12/15/2006

                     TOTAL                                                                1,841,125

 BUSINESS EQUIPMENT & SERVICES--1.7%

             900,000 (b)Dialog Corp. PLC, Sr. Sub. Note, 11.00%, 11/15/2007                 938,250

             300,000 Electronic Retailing Systems International, Inc., Sr. Disc.            201,000

                     Note, 0/13.25%, 2/1/2004

             325,000 Knoll Inc., Sr. Sub. Note, 10.875%, 3/15/2006                          368,875

             625,000 Outsourcing Solutions, Inc., Sr. Sub. Note, 11.00%, 11/1/2006          695,313

             400,000 United Stationers Supply Co., Sr. Sub. Note, 12.75%, 5/1/2005          457,000

                     TOTAL                                                                2,660,438

 CABLE TELEVISION--11.7%

               2,436 Australis Media Ltd., Sr. Disc. Note, 0/15.75%, 5/15/2003                  975

             275,000 Australis Media Ltd., Unit, 0/14.00%, 5/15/2003                        110,000

             200,000 CF Cable TV, Inc., Sr. Secd. 2nd Priority Note, 11.625%,               227,584

                     2/15/2005

             500,000 Cablevision Systems Corp., Sr. Note, 7.875%, 12/15/2007                513,125

             150,000 Cablevision Systems Corp., Sr. Sub. Deb., 9.875%, 2/15/2013            166,500

             875,000 Cablevision Systems Corp., Sr. Sub. Note, 9.25%, 11/1/2005             931,875

             650,000 Cablevision Systems Corp., Sr. Sub. Note, 9.875%, 5/15/2006            715,000

             200,000 Charter Communications Holdings, Inc., Sr. Disc. Note,                 157,000

                     0/14.00%, 3/15/2007

             425,000 Charter Communications Southeast, L.P., Sr. Note, 11.25%,              473,875

                     3/15/2006

             900,000 Comcast Corp., Sr. Sub. Deb., 9.375%, 5/15/2005                        960,750


FEDERATED HIGH INCOME BOND FUND II



     PRINCIPAL

       AMOUNT                                                                            VALUE




 CORPORATE BONDS--CONTINUED

 CABLE TELEVISION--CONTINUED

 $           600,000 Comcast UK Cable, Deb., 0/11.20%, 11/15/2007                    $      490,500

           2,150,000 Diamond Cable Communications PLC, Sr. Disc. Note, 0/10.75%,          1,472,750

                     2/15/2007

           1,625,000 EchoStar Satellite Broadcasting Corp., Sr. Disc. Note,               1,373,125

                     0/13.125%, 3/15/2004

             725,000 FrontierVision Holdings, L.P., Sr. Disc. Note, 0/11.875%,              536,500

                     9/15/2007

           2,225,000 International Cabletel, Inc., Sr. Defd. Cpn. Note, 0/11.50%,         1,757,750

                     2/1/2006

             475,000 International Cabletel, Inc., Sr. Disc. Note, 0/12.75%,                397,813

                     4/15/2005

             400,000 Le Groupe Videotron Ltee, Sr. Note, 10.625%, 2/15/2005                 446,000

             850,000 Lenfest Communications Inc., Sr. Note, 8.375%, 11/1/2005               879,750

             400,000 (b)Pegasus Communications Corp., Sr. Note, 9.625%, 10/15/2005          410,000

             300,000 Pegasus Media, Note, 12.50%, 7/1/2005                                  343,500

             400,000 Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority Note, 10.00%,         442,000

                     12/1/2007

             900,000 Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority Note, 10.00%,         999,000

                     3/15/2005

             400,000 Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note, 11.00%,                  464,000

                     12/1/2015

             350,000 Rogers Communications, Inc., Sr. Note, 8.875%, 7/15/2007               351,750

             450,000 TCI Communications, Inc., Sr. Note, 6.875%, 2/15/2006                  452,421

           3,100,000 TeleWest PLC, Sr. Disc. Deb., 0/11.00%, 10/1/2007                    2,425,750

           1,175,000 UIH Australia/Pacific, Sr. Disc. Note, 0/14.00%, 5/15/2006             781,375

                     TOTAL                                                               18,280,668

 CHEMICALS & PLASTICS--3.8%

             500,000 Buckeye Cellulose Corp., Sr. Sub. Note, 8.50%, 12/15/2005              510,000

             900,000 Buckeye Cellulose Corp., Sr. Sub. Note, 9.25%, 9/15/2008               940,500

             200,000 Foamex L.P., Sr. Sub. Note, 13.50%, 8/15/2005                          229,000

             600,000 Harris Chemical North America, Inc., Sr. Note, 10.25%,                 636,000

                     7/15/2001

             500,000 ISP Holding, Inc., Sr. Note, 9.00%, 10/15/2003                         520,625

             475,000 ISP Holding, Inc., Sr. Note, 9.75%, 2/15/2002                          504,094

           1,575,000 Polymer Group, Inc., Sr. Sub. Note, 9.00%, 7/1/2007                  1,582,875

             375,000 RBX Corp., Sr. Sub. Note, Series B, 11.25%, 10/15/2005                 333,750

             875,000 Sterling Chemicals Holdings, Inc., Sr. Disc. Note, 0/13.50%,           529,375

                     8/15/2008

             150,000 Uniroyal Technology Corp., Sr. Secd. Note, 11.75%, 6/1/2003            156,750

                     TOTAL                                                                5,942,969

 CLOTHING & TEXTILES--3.2%

             350,000 Collins & Aikman Floorcoverings, Inc., Sr. Sub. Note, 10.00%,          369,250

                     1/15/2007

             625,000 Dyersburg Corp., Sr. Sub. Note, 9.75%, 9/1/2007                        651,563


FEDERATED HIGH INCOME BOND FUND II



     PRINCIPAL

       AMOUNT                                                                            VALUE




 CORPORATE BONDS--CONTINUED

 CLOTHING & TEXTILES--CONTINUED

 $           450,000 GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007                     $      463,500

             575,000 (b)Glenoit Corp., Sr. Sub. Note, 11.00%, 4/15/2007                     621,000

             950,000 Pillowtex Corp., Sr. Sub. Note, 10.00%, 11/15/2006                   1,021,250

             150,000 (b)Pillowtex Corp., Sr. Sub. Note, 9.00%, 12/15/2007                   154,500

           1,650,000 WestPoint Stevens, Inc., Sr. Sub. Deb., 9.375%, 12/15/2005           1,740,750

                     TOTAL                                                                5,021,813

 CONGLOMERATES--0.2%

             350,000 (b)ClimaChem, Inc., Sr. Note, 10.75%, 12/1/2007                        362,250

 CONSUMER PRODUCTS--3.6%

             500,000 American Safety Razor Co., Sr. Note, 9.875%, 8/1/2005                  537,500

             200,000 (b)Amscan Holdings, Inc., Sr. Sub. Note, 9.875%, 12/15/2007            205,500

             150,000 Herff Jones, Inc., Sr. Sub. Note, 11.00%, 8/15/2005                    163,875

             150,000 Hosiery Corp. of America, Inc., Sr. Sub. Note, 13.75%,                 162,750

                     8/1/2002

             450,000 ICON Fitness Corp., Sr. Disc. Note, 0/14.00%, 11/15/2006               263,250

             150,000 ICON Health & Fitness, Inc., Sr. Sub. Note, 13.00%, 7/15/2002          168,375

             750,000 (b)NBTY, Inc., Sr. Sub. Note, 8.625%, 9/15/2007                        753,750

             525,000 Playtex Family Products Corp., Sr. Sub. Note, 9.00%,                   535,500

                     12/15/2003

             500,000 Playtex Products, Inc., Sr. Note, 8.875%, 7/15/2004                    512,500

             450,000 Renaissance Cosmetics, Inc., Sr. Note, 11.75%, 2/15/2004               416,250

              50,000 Revlon Consumer Products Corp., Note, 9.375%, 4/1/2001                  51,750

             625,000 Revlon Consumer Products Corp., Sr. Sub. Note, 10.50%,                 662,500

                     2/15/2003

             200,000 (b)Sealy Corporation, Sr. Sub. Note, 9.875%, 12/15/2007                206,000

             325,000 (b)Sealy Mattress Co., Sr. Sub. Disc. Note, 0/10.875%,                 198,250

                     12/15/2007

             450,000 Simmons Co., Sr. Sub. Note, 10.75%, 4/15/2006                          478,125

             400,000 Syratech Corp., Sr. Note, 11.00%, 4/15/2007                            374,000

                     TOTAL                                                                5,689,875

 CONTAINER & GLASS PRODUCTS--0.5%

             400,000 Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007                       429,604

             250,000 Plastic Containers, Inc., Sr. Secd. Note, 10.00%, 12/15/2006           267,500

                     TOTAL                                                                  697,104

 ECOLOGICAL SERVICES & EQUIPMENT--1.6%

           1,900,000 (b)Allied Waste Industries, Inc., Sr. Disc. Note, 0/11.30%,          1,344,250

                     6/1/2007

             850,000 Allied Waste North America, Inc., Company Guarantee, 10.25%,           937,125

                     12/1/2006


FEDERATED HIGH INCOME BOND FUND II



     PRINCIPAL

       AMOUNT                                                                            VALUE




 CORPORATE BONDS--CONTINUED

 ECOLOGICAL SERVICES & EQUIPMENT--CONTINUED

 $           200,000 ICF Kaiser International, Inc., Sr. Sub. Note, 13.00%,          $      207,500

                     12/31/2003

                     TOTAL                                                                2,488,875

 ELECTRONICS--0.7%

             225,000 Advanced Micro Devices, Inc., Sr. Secd. Note, 11.00%, 8/1/2003         241,594

             575,000 Fairchild Semiconductor Corp., Sr. Sub., 10.125%, 3/15/2007            610,938

             250,000 Viasystems, Inc., Sr. Sub. Note, 9.75%, 6/1/2007                       259,375

                     TOTAL                                                                1,111,907

 FINANCIAL INTERMEDIARIES--0.3%

             375,000 ContiFinancial Corp., Sr. Note, 8.375%, 8/15/2003                      391,500

 FOOD & DRUG RETAILERS--2.8%

             375,000 Carr-Gottstein Foods Co., Sr. Sub. Note, 12.00%, 11/15/2005            416,250

             350,000 (b)Community Distributors, Inc., Sr. Note, 10.25%, 10/15/2004          358,750

             700,000 DiGiorgio Corp., Sr. Note, 10.00%, 6/15/2007                           691,250

             650,000 Jitney-Jungle Stores of America, Inc., Sr. Sub. Note, 10.375%,         682,500

                     9/15/2007

           1,475,000 Ralph's Grocery Co., Sr. Note, 10.45%, 6/15/2004                     1,664,906

             550,000 Stater Brothers Holdings, Inc., Sr. Sub. Note, 9.00%, 7/1/2004         576,813

                     TOTAL                                                                4,390,469

 FOOD PRODUCTS--1.9%

             625,000 Aurora Foods, Inc., Sr. Sub. Note, 9.875%, 2/15/2007                   662,500

             550,000 Curtice-Burns Foods, Inc., Sr. Sub. Note, 12.25%, 2/1/2005             609,125

             950,000 International Home Foods, Inc., Sr. Sub. Note, 10.375%,              1,049,750

                     11/1/2006

             550,000 Van de Kamp's, Inc., Sr. Sub. Note, 12.00%, 9/15/2005                  616,000

                     TOTAL                                                                2,937,375

 FOOD SERVICES--1.1%

             225,000 AmeriServe Food Distribution, Inc., Sr. Note, 8.875%,                  228,375

                     10/15/2006

           1,400,000 AmeriServe Food Distribution, Inc., Sr. Sub. Note, 10.125%,          1,477,000

                     7/15/2007

                     TOTAL                                                                1,705,375

 FOREST PRODUCTS--1.5%

              50,000 Container Corp. of America, Sr. Note, 11.25%, 5/1/2004                  55,000

             100,000 Container Corp. of America, Sr. Note, 9.75%, 4/1/2003                  108,500

             450,000 Four M Corp., Sr. Note, 12.00%, 6/1/2006                               479,250

             200,000 Repap New Brunswick, 2nd Priority Sr. Secd. Note, 10.625%,             191,000

                     4/15/2005

             500,000 S. D. Warren Co., Sr. Sub. Note, 12.00%, 12/15/2004                    560,000


FEDERATED HIGH INCOME BOND FUND II



     PRINCIPAL

       AMOUNT                                                                            VALUE




 CORPORATE BONDS--CONTINUED

 FOREST PRODUCTS--CONTINUED

 $           100,000 Stone Container Corp., Sr. Note, 11.50%, 10/1/2004              $      106,750

             800,000 Stone Container Corp., Sr. Note, 12.58%, 8/1/2016                      884,000

                     TOTAL                                                                2,384,500

 HEALTHCARE--3.4%

             275,000 Alliance Imaging, Inc., Sr. Sub. Note, 9.625%, 12/15/2005              280,500

             975,000 Dade International, Inc., Sr. Sub. Note, 11.125%, 5/1/2006           1,082,250

             650,000 Genesis Health Ventures, Inc., Sr. Sub. Note, 9.25%, 10/1/2006         665,438

             200,000 Genesis Health Ventures, Inc., Sr. Sub. Note, 9.75%, 6/15/2005         208,500

             850,000 Tenet Healthcare Corp., Sr. Note, 8.00%, 1/15/2005                     867,000

             900,000 Tenet Healthcare Corp., Sr. Sub. Note, 10.125%, 3/1/2005               985,500

           1,200,000 Tenet Healthcare Corp., Sr. Sub. Note, 8.625%, 1/15/2007             1,242,000

                     TOTAL                                                                5,331,188

 HOME PRODUCTS & FURNISHINGS--0.8%

             975,000 Falcon Building Products, Inc., Sr. Sub. Disc. Note, 0/10.50%,         650,813

                     6/15/2007

             150,000 Falcon Building Products, Inc., Sr. Sub. Note, 9.50%,                  153,750

                     6/15/2007

             400,000 (b)Werner Enterprises, Inc., Sr. Sub. Note, 10.00%, 11/15/2007         413,000

                     TOTAL                                                                1,217,563

 HOTELS, MOTELS, INNS & CASINOS--0.5%

             350,000 CapStar Hotel Co., Sr. Sub. Note, 8.75%, 8/15/2007                     363,125

             350,000 Courtyard by Marriott II LP, Sr. Note, 10.75%, 2/1/2008                383,250

                     TOTAL                                                                  746,375

 INDUSTRIAL PRODUCTS & EQUIPMENT--3.9%

             700,000 Amphenol Corp., Sr. Sub. Note, 9.875%, 5/15/2007                       749,000

             400,000 Cabot Safety Acquisition Corp., Sr. Sub. Note, 12.50%,                 450,000

                     7/15/2005

             650,000 Continental Global Group, Inc., Sr. Note, 11.00%, 4/1/2007             695,500

             300,000 (b)Elgin National Industries, Inc., Sr. Note, 11.00%,                  312,750

                     11/1/2007

             400,000 Euramax International PLC, Sr. Sub. Note, 11.25%, 10/1/2006            435,000

             250,000 Fairfield Manufacturing Co., Inc., Sr. Sub. Note, 11.375%,             265,000

                     7/1/2001

             300,000 Hawk Corp., Sr. Note, 10.25%, 12/1/2003                                321,000

             300,000 International Knife & Saw, Inc., Sr. Sub. Note, 11.375%,               325,500

                     11/15/2006

             375,000 Johnstown America Industries, Inc., Sr. Sub. Note, 11.75%,             412,500

                     8/15/2005

             225,000 Johnstown America Industries, Inc., Sr. Sub. Note, 11.75%,             247,500

                     8/15/2005

             525,000 MMI Products, Inc., Sr. Sub. Note, 11.25%, 4/15/2007                   574,875


FEDERATED HIGH INCOME BOND FUND II



     PRINCIPAL

       AMOUNT                                                                            VALUE




 CORPORATE BONDS--CONTINUED

 INDUSTRIAL PRODUCTS & EQUIPMENT--CONTINUED

 $           550,000 Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007                  $      606,375

             125,000 (b)Roller Bearing Co. of America, Inc., Sr. Sub. Note, 9.625%,         126,563

                     6/15/2007

             500,000 Unifrax Investment Corp., Sr. Note, 10.50%, 11/1/2003                  517,500

                     TOTAL                                                                6,039,063

 LEISURE & ENTERTAINMENT--4.9%

           1,164,000 AMF Group, Inc., Sr. Sub. Disc. Note, 0/12.25%, 3/15/2006              921,015

             300,000 Cobblestone Golf Group, Inc., Sr. Note, 11.50%, 6/1/2003               327,000

             150,000 KSL Recreation Group, Inc., Sr. Sub. Note, 10.25%, 5/1/2007            161,250

             550,000 (b)Livent, Inc., Sr. Note, 9.375%, 10/15/2004                          552,750

             850,000 Premier Parks, Inc., Sr. Note, 12.00%, 8/15/2003                       947,750

             175,000 Premier Parks, Inc., Sr. Note, 9.75%, 1/15/2007                        187,250

           1,325,000 Six Flags Theme Parks, Sr. Sub. Disc. Note, 0/12.25%,                1,417,750

                     6/15/2005

           3,050,000 Viacom, Inc., Sub. Deb., 8.00%, 7/7/2006                             3,095,750

                     TOTAL                                                                7,610,515

 MACHINERY & EQUIPMENT--1.4%

             500,000 Alvey Systems, Inc., Sr. Sub. Note, 11.375%, 1/31/2003                 533,750

             700,000 Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006            752,500

             500,000 (b)National Equipment Services, Inc., Sr. Sub. Note, 10.00%,           497,500

                     11/30/2004

             400,000 Tokheim Corp., Sr. Sub. Note, 11.50%, 8/1/2006                         456,000

                     TOTAL                                                                2,239,750

 METALS & MINING--0.5%

             500,000 (b)AEI Holding Co., Inc., Sr. Note, 10.00%, 11/15/2007                 517,500

             400,000 Royal Oak Mines, Inc., Sr. Sub. Note, 11.00%, 8/15/2006                290,000

                     TOTAL                                                                  807,500

 OIL & GAS--4.3%

           1,000,000 Abraxas Petroleum Corp., Sr. Note, 11.50%, 11/1/2004                 1,100,000

             575,000 DI Industries, Inc., Sr. Note, 8.875%, 7/1/2007                        600,875

             350,000 (b)Dailey Petroleum Services Corp., Sr. Note, 9.75%, 8/15/2007         369,250

             100,000 Falcon Drilling Co., Inc., Sr. Note, 8.875%, 3/15/2003                 106,750

             150,000 Falcon Drilling Co., Inc., Sr. Note, 9.75%, 1/15/2001                  157,875

              50,000 Falcon Drilling Co., Inc., Sr. Sub. Note, 12.50%, 3/15/2005             57,250

             950,000 Forcenergy Gas Exploration, Inc., Sr. Sub. Note, 8.50%,                959,500

                     2/15/2007

             600,000 Forcenergy Gas Exploration, Inc., Sr. Sub. Note, 9.50%,                640,500

                     11/1/2006


FEDERATED HIGH INCOME BOND FUND II



     PRINCIPAL

       AMOUNT                                                                            VALUE




 CORPORATE BONDS--CONTINUED

 OIL & GAS--CONTINUED

 $           100,000 Giant Industries, Inc., Sr. Sub. Note, 9.75%, 11/15/2003        $      103,500

             100,000 (b)Newpark Resources, Inc., Sr. Sub. Note, 8.625%, 12/15/2007          102,000

             350,000 Pacalta Resources Ltd., Sr. Note, 10.75%, 6/15/2004                    346,938

             250,000 Petsec Energy, Inc., Sr. Sub. Note, 9.50%, 6/15/2007                   257,813

             825,000 Pride Petroleum Services, Inc., Sr. Note, 9.375%, 5/1/2007             891,000

             675,000 United Meridian Corp., Sr. Sub. Note, 10.375%, 10/15/2005              749,250

             250,000 (b)XCL, Ltd., Unit, 13.50%, 5/1/2004                                   301,250

                     TOTAL                                                                6,743,751

 PRINTING & PUBLISHING--2.3%

             750,000 Affiliated Newspaper Investments, Inc., Sr. Disc. Note,                716,250

                     0/13.25%, 7/1/2006

             150,000 Garden State Newspapers, Inc., Sr. Sub. Note, 12.00%, 7/1/2004         168,750

           1,125,000 (b)Garden State Newspapers, Inc., Sr. Sub. Note, 8.75%,              1,133,438

                     10/1/2009

             450,000 Hollinger International Publishing, Inc., Sr. Sub. Note,               477,000

                     9.25%, 2/1/2006

             350,000 Hollinger International Publishing, Inc., Sr. Sub. Note,               371,000

                     9.25%, 3/15/2007

             375,000 K-III Communications Corp., Company Guarantee, Series B,               391,054

                     8.50%, 2/1/2006

             338,000 Petersen Publishing Co., L.L.C., Sr. Sub. Note, 11.125%,               383,630

                     11/15/2006

                     TOTAL                                                                3,641,122

 REAL ESTATE--0.3%

             335,000 Trizec Finance Ltd., Sr. Note, 10.875%, 10/15/2005                     376,875

 RETAILERS--0.6%

             425,000 Brylane Capital Corp., Sr. Sub. Note, 10.00%, 9/1/2003                 453,156

             525,000 Leslie's Poolmart, Inc., Sr. Note, 10.375%, 7/15/2004                  546,000

                     TOTAL                                                                  999,156

 SERVICES--0.9%

             300,000 Coinmach Corp., Sr. Note, 11.75%, 11/15/2005                           334,500

             325,000 (b)Coinmach Corp., Sr. Note, Series C, 11.75%, 11/15/2005              362,375

             625,000 DecisionOne Corp., Sr. Sub. Note, 9.75%, 8/1/2007                      646,875

                     TOTAL                                                                1,343,750

 STEEL--1.4%

             300,000 Bayou Steel Corp., 1st Mtg. Note, 10.25%, 3/1/2001                     310,500

             500,000 GS Technologies Operating Co., Inc., Sr. Note, 12.00%,                 549,375

                     9/1/2004

             475,000 GS Technologies Operating Co., Inc., Sr. Note, 12.25%,                 533,188

                     10/1/2005

             450,000 Ryerson Tull, Inc., Note, 8.50%, 7/15/2001                             468,000


FEDERATED HIGH INCOME BOND FUND II



     PRINCIPAL

       AMOUNT                                                                            VALUE




 CORPORATE BONDS--CONTINUED

 STEEL--CONTINUED

 $           325,000 Ryderson Tull, Inc., Sr. Note, 9.125%, 7/15/2006                $      350,188

                     TOTAL                                                                2,211,251

 SURFACE TRANSPORTATION--2.8%

             150,000 Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007                     153,000

             700,000 AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%,                  696,500

                     11/15/2005

             450,000 Chemical Leaman Corp., Sr. Note, 10.375%, 6/15/2005                    479,250

             500,000 Gearbulk Holding Limited, Sr. Note, 11.25%, 12/1/2004                  551,250

             500,000 Statia Terminals International N.V., 1st Mtg. Note, 11.75%,            525,000

                     11/15/2003

           1,150,000 Stena AB, Sr. Note, 10.50%, 12/15/2005                               1,256,375

             250,000 Stena AB, Sr. Note, 8.75%, 6/15/2007                                   253,125

             450,000 Trism, Inc., Sr. Sub. Note, 10.75%, 12/15/2000                         443,250

                     TOTAL                                                                4,357,750

 TELECOMMUNICATIONS & CELLULAR--13.3%

             700,000 American Communications Services, Inc., Sr. Disc. Note,                542,500

                     0/12.75%, 4/1/2006

             250,000 American Communications Services, Inc., Sr. Note, 13.75%,              298,750

                     7/15/2007

             250,000 Arch Communications Group, Inc., Sr. Disc. Note, 0/10.875%,            153,750

                     3/15/2008

           1,050,000 Brooks Fiber Properties, Inc., Sr. Disc. Note, 0/10.875%,              882,000

                     3/1/2006

             875,000 Brooks Fiber Properties, Inc., Sr. Disc. Note, 0/11.875%,              704,375

                     11/1/2006

           1,500,000 Call-Net Enterprises, Inc., Sr. Disc. Note, 0/9.27%, 8/15/2007       1,020,000

             575,000 Cellular Communications International, Inc., Sr. Disc. Note,           468,625

                     13.25% accrual, 8/15/2000

             225,000 Cellular Communications of Puerto Rico, Inc., Company                  217,125

                     Guarantee, 10.00%, 2/1/2007

             750,000 Comcast Cellular Holdings, Inc., Sr. Note, 9.50%, 5/1/2007             787,500

             500,000 Esprit Telecom Group PLC, Sr. Note, 11.50%, 12/15/2007                 517,500

             650,000 (b)Hermes Europe Railtel B.V., Sr. Note, 11.50%, 8/15/2007             724,750

             400,000 HighwayMaster Communications, Inc., Sr. Note, 13.75%,                  411,000

                     9/15/2005

             225,000 Intermedia Communications of Florida, Inc., Sr. Disc. Note,            162,563

                     0/11.25%, 7/15/2007

           1,400,000 Intermedia Communications of Florida, Inc., Sr. Disc. Note,          1,106,000

                     0/12.50%, 5/15/2006

             450,000 (b)Intermedia Communications of Florida, Inc., Sr. Note,               463,500

                     8.875%, 11/1/2007

             900,000 McLeod, Inc., Sr. Disc. Note, 0/10.50%, 3/1/2007                       654,750

             400,000 (b)McLeod, Inc., Sr. Note, 9.25%, 7/15/2007                            419,000

             250,000 (b)MetroNet Communications, Sr. Disc. Note, 0/10.75%,                  156,875

                     11/1/2007

             800,000 (b)MetroNet Communications, Unit, 12.00%, 8/15/2007                    926,000

           1,350,000 Millicom International Cellular S. A., Sr. Disc. Note,                 992,250

                     0/13.50%, 6/1/2006


FEDERATED HIGH INCOME BOND FUND II



     PRINCIPAL

       AMOUNT

     OR SHARES                                                                           VALUE




 CORPORATE BONDS--CONTINUED

 TELECOMMUNICATIONS & CELLULAR--CONTINUED

 $           650,000 (b)NEXTEL Communications, Inc., Sr. Disc. Note, 0/10.65%,       $      410,313

                     9/15/2007

             800,000 NEXTEL Communications, Inc., Sr. Disc. Note, 0/9.75%,                  714,000

                     8/15/2004

           1,000,000 Paging Network, Inc., Sr. Sub. Note, 10.00%, 10/15/2008              1,042,500

           1,175,000 (b)Qwest Communications International, Inc., Sr. Disc. Note,           799,000

                     0/9.47%, 10/15/2007

             600,000 Qwest Communications International, Inc., Sr. Note, 10.875%,           681,000

                     4/1/2007

             700,000 (b)RCN Corp., Sr. Disc. Note, 0/11.125%, 10/15/2007                    442,750

             125,000 Source Media, Inc., Sr. Secd. Note, 12.00%, 11/1/2004                  124,375

             450,000 Sygnet Wireless, Inc., Sr. Note, 11.50%, 10/1/2006                     488,250

           2,000,000 Teleport Communications Group, Inc., Sr. Disc. Note,                 1,652,500

                     0/11.125%, 7/1/2007

              75,000 Teleport Communications Group, Inc., Sr. Note, 9.875%,                  84,750

                     7/1/2006

             650,000 (b)Telesystem International Wireless, Inc., Sr. Disc. Note,            364,000

                     0/10.50%, 11/1/2007

             950,000 (b)Telesystem International Wireless, Inc., Sr. Disc. Note,            598,500

                     0/13.25%, 6/30/2007

             725,000 Teligent, Inc., Sr. Note, 11.50%, 12/1/2007                            730,438

             350,000 USA Mobile Communications, Inc., Sr. Note, 9.50%, 2/1/2004             344,750

             700,000 Vanguard Cellular Systems, Inc., Deb., 9.375%, 4/15/2006               731,500

                     TOTAL                                                               20,817,439

 UTILITIES--1.1%

             575,000 CalEnergy Co., Inc., Sr. Note, 9.50%, 9/15/2006                        631,063

             500,000 California Energy Co., Inc., Sr. Note, 10.25%, 1/15/2004               540,000

             525,000 El Paso Electric Co., 1st Mtg. Note, 9.40%, 5/1/2011                   593,670

                     TOTAL                                        1,764,733

                     TOTAL CORPORATE BONDS (IDENTIFIED COST $134,190,793)               139,780,749

 PREFERRED STOCKS--4.6%

 BANKING--0.2%

              10,000 California Federal Preferred Capital Corp., REIT Perpetual             262,500

                     Pfd. Stock, Series A, $2.28

 BROADCAST RADIO & TV--2.3%

               6,300 American Radio Systems Corp., PIK Pfd., 11.375%                        730,800

               5,250 Capstar Broadcasting Partners, Inc., Sr. Pfd., $12.00                  605,063

               6,035 Chancellor Media Corp., Exchangeable Pfd. Stock, $12.00                691,008

               2,500 Chancellor Media Corp., PIK Pfd., Series A, 12.25%                     326,250

               4,253 SFX Broadcasting, Inc., Exchangeable Pfd. Stock, Series E              492,227

               7,300 Sinclair Broadcast Group, Inc., Pfd., $11.63                           799,350

                     TOTAL                                                                3,644,698


FEDERATED HIGH INCOME BOND FUND II



       SHARES                                                                            VALUE




 PREFERRED STOCKS--CONTINUED

 CABLE TELEVISION--0.6%

                 150 (b)Echostar Communications Corp., Sr. Red. Pfd. Stk., $12.13    $      158,250

                 698 Pegasus Communications Corp., PIK Pfd., Series A, 12.75%               757,317

                     TOTAL                                                                  915,567

 INDUSTRIAL PRODUCTS & EQUIPMENT--0.1%

                 150 Fairfield Manufacturing Co., Inc., Exchangeable Pfd. Stock             161,250

 PRINTING & PUBLISHING--0.7%

               3,150 (b)Primedia, Inc., Pfd., $9.20                                         316,575

               7,000 Primedia, Inc., Pfd., Series D, $10.00                                 736,750

                     TOTAL                                                                1,053,325

 REAL ESTATE--0.2%

               5,000 Crown American Realty Trust, Sr. Pfd., Series A, $1.38                 263,750

 TELECOMMUNICATIONS & CELLULAR--0.3%

                 489 NEXTEL Communications, Inc., Pfd., 13.00%                              559,905

 UTILITIES--0.2%

               3,032 El Paso Electric Co., PIK Pfd., Series A, 11.40%                       336,552

                     TOTAL PREFERRED STOCKS (IDENTIFIED COST $6,530,709)                  7,197,547

 COMMON STOCKS--0.1%

 BROADCAST RADIO & TV--0.0%

                 800 (a) Sullivan Broadcast Holdings Inc., Class B                            8,000

 BUSINESS EQUIPMENT & SERVICES--0.0%

                 300 (a)(b)Electronic Retailing Systems International, Inc.,                  6,000

                     Warrants

 CABLE TELEVISION--0.0%

                 200 Australis Holdings Property Ltd., Warrants                                   0

                 338 (a)Pegasus Communications Corp.                                          7,014

                 550 Pegasus Communications Corp., Warrants                                  18,150

               1,175 UIH Australia/Pacific, Warrants                                          1,234

                 450 (a)Wireless One, Inc., Warrants                                              0

                     TOTAL                                                                   26,398

 CHEMICALS & PLASTICS--0.0%

                 425 (a)Sterling Chemicals Holdings, Inc., Warrants                          12,750

 CONSUMER PRODUCTS--0.0%

                  50 (a)Hosiery Corp. of America, Inc.                                          350

 ECOLOGICAL SERVICES & EQUIPMENT--0.0%

                 960 (a)ICF Kaiser International, Inc., Warrants                                240


FEDERATED HIGH INCOME BOND FUND II



     SHARES OR

     PRINCIPAL

       AMOUNT                                                                            VALUE




 COMMON STOCKS--CONTINUED

 PRINTING & PUBLISHING--0.0%

                  50 (a)Affiliated Newspaper Investments, Inc.                       $        5,525

 STEEL--0.0%

                 100 (a)(b)Bar Technologies, Inc., Warrants                                   6,000

 TELECOMMUNICATIONS & CELLULAR--0.0%

                 375 (a)Cellular Communications International, Inc., Warrants                 7,500

                 400 HighwayMaster Communications, Inc., Warrants                               400

                 968 (a)NEXTEL Communications, Inc., Class A                                 25,168

                     TOTAL                                                                   33,068

                     TOTAL COMMON STOCKS (IDENTIFIED COST $41,125)                           98,331

 (C)REPURCHASE AGREEMENT--3.8%

 $         6,025,000 BT Securities Corp., 6.60%, dated 12/31/1997, due 1/2/1998 (at       6,025,000

                     amortized cost)

                     TOTAL INVESTMENTS (IDENTIFIED COST $146,787,627)(D)              $ 153,101,627




(a) Non-income producing security.



(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At December 31, 1997, these securities amounted to $19,142,702 which represents 12.3% of net assets.



(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.



(d) The cost of investments for federal tax purposes amounts to

$146,798,502. The net unrealized appreciation/depreciation of investments on a federal tax basis amounts to $6,303,125 which is comprised of $6,846,031 appreciation and $542,906 depreciation at December 31, 1997.



Note: The categories of investments are shown as a percentage of net assets

($156,163,628) at December 31, 1997.



The following acronyms are used throughout this portfolio:



GTD --Guaranty

LLC --Limited Liability Corporation

LP --Limited Partnership

PIK --Payment in Kind

PLC --Public Limited Company

REIT --Real Estate Investment Trust



(See Notes which are an integral part of the Financial Statements)



                     STATEMENT OF ASSETS AND LIABILITIES

                     FEDERATED HIGH INCOME BOND FUND II

                             DECEMBER 31, 1997





 ASSETS:

 Total investments in securities, at value (identified cost $146,787,627 and          $ 153,101,627

 tax cost $146,798,502)

 Cash                                                                                           951

 Income receivable                                                                        2,706,406

 Receivable for investments sold                                                             77,587

 Receivable for shares sold                                                                 274,815

 Deferred organizational costs                                                               15,940

   Total assets                                                                         156,177,326

 LIABILITIES:

 Payable for shares redeemed                                                                 13,698

 Net Assets for 14,261,667 shares outstanding                                         $ 156,163,628

 NET ASSETS CONSIST OF:

 Paid in capital                                                                      $ 144,815,089

 Net unrealized appreciation of investments                                               6,314,000

 Accumulated net realized gain on investments                                               991,093

 Undistributed net investment income                                                      4,043,446

   Total Net Assets                                                                   $ 156,163,628

 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:

 $156,163,628 / 14,261,667 shares outstanding                                                $10.95


(See Notes which are an integral part of the Financial Statements)



                           STATEMENT OF OPERATIONS

                     FEDERATED HIGH INCOME BOND FUND II

                        YEAR ENDED DECEMBER 31, 1997





 INVESTMENT INCOME:

 Dividends                                                                           $      295,951

 Interest                                                                                 9,806,094

   Total income                                                                          10,102,045

 EXPENSES:

 Investment advisory fee                                                $  637,608

 Administrative personnel and services fee                                 125,002

 Custodian fees                                                             13,225

 Transfer and dividend disbursing agent fees and expenses                   24,098

 Directors'/Trustees' fees                                                   2,118

 Auditing fees                                                              12,848

 Legal fees                                                                  2,673

 Portfolio accounting fees                                                  52,944

 Share registration costs                                                   24,480

 Printing and postage                                                       37,463

 Insurance premiums                                                          3,008

 Taxes                                                                          41

 Miscellaneous                                                              14,427

   Total expenses                                                          949,935

   Waiver of investment advisory fee                                      (95,075)

       Net expenses                                                                         854,860

         Net investment income                                                            9,247,185

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

 Net realized gain on investments                                                           993,291

 Net change in unrealized appreciation of investments                                     3,934,285

   Net realized and unrealized gain on investments                                        4,927,576

     Change in net assets resulting from operations                                  $   14,174,761


(See Notes which are an integral part of the Financial Statements)



                     STATEMENT OF CHANGES IN NET ASSETS

                     FEDERATED HIGH INCOME BOND FUND II





                                                                        YEAR ENDED DECEMBER 31,

                                                                         1997            1996


 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS--

 Net investment income                                               $    9,247,185  $    3,695,706

 Net realized gain on investments ($1,099,230 net gain and                  993,291         290,512

 $290,512 net gain, respectively, as computed for federal tax purposes)

 Net change in unrealized appreciation                                    3,934,285       2,051,764

   Change in net assets resulting from operations                        14,174,761       6,037,982

 DISTRIBUTIONS TO SHAREHOLDERS--

 Distributions from net investment income                               (5,313,534)     (3,613,374)

 Distributions from net realized gains                                    (286,146)              --

   Change in net assets resulting from distributions to                 (5,599,680)     (3,613,374)

 shareholders

 SHARE TRANSACTIONS--

 Proceeds from sale of shares                                           110,484,533      55,826,183

 Net asset value of shares issued to shareholders in payment of           5,598,277       3,612,247

 distributions declared

 Cost of shares redeemed                                               (34,537,573)    (15,984,743)

   Change in net assets resulting from share transactions                81,545,237      43,453,687

     Change in net assets                                                90,120,318      45,878,295

 NET ASSETS:

 Beginning of period                                                     66,043,310      20,165,015

 End of period (including undistributed net investment income of     $  156,163,628  $   66,043,310

 $4,043,446 and $109,795, respectively)


(See Notes which are an integral part of the Financial Statements)



                            FINANCIAL HIGHLIGHTS



(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





                                                                  YEAR ENDED DECEMBER 31,

                                                           1997       1996      1995   1994(A)


NET ASSET VALUE, BEGINNING OF PERIOD                      $10.24     $9.79     $8.87   $10.00

INCOME FROM INVESTMENT OPERATIONS

  Net investment income                                     0.88      0.88      0.85     0.75

  Net realized and unrealized gain (loss)

  on investments                                            0.48      0.45      0.89   (1.12)

  Total from investment operations                          1.36      1.33      1.74   (0.37)

LESS DISTRIBUTIONS

  Distributions from net investment income                (0.61)    (0.88)    (0.82)   (0.75)

  Distributions in excess of net investment income(d)         --        --        --   (0.01)

  Distributions from net realized gain on investments     (0.04)        --        --       --

  Total distributions                                     (0.65)    (0.88)    (0.82)   (0.76)

NET ASSET VALUE, END OF PERIOD                            $10.95    $10.24     $9.79    $8.87

TOTAL RETURN(B)                                           13.83%    14.31%    20.38%  (3.73%)

RATIOS TO AVERAGE NET ASSETS

  Expenses 0.80% 0.80% 0.80% 0.41%*

  Net investment income                                    8.70%     9.23%     9.27%   9.11%*

  Expense waiver(c)                                        0.09%     0.59%     3.40%  10.01%*

SUPPLEMENTAL DATA

  Net assets, end of period (000 omitted)               $156,164   $66,043   $20,165   $1,457

  Portfolio turnover                                         52%       51%       48%      18%




* Computed on an annualized basis.



(a) Reflects operations for the period from February 2, 1994 (date of initial public investment) to December 31, 1994. For the period from

December 9, 1993 (the start of business) to February 1, 1994, the Fund had no public investment.



(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(d) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.



(See Notes which are an integral part of the Financial Statements)



                        NOTES TO FINANCIAL STATEMENTS

                     FEDERATED HIGH INCOME BOND FUND II

                              DECEMBER 31, 1997



ORGANIZATION



Federated Insurance Series (the "Trust") is registered under the Investment

Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated High Income Bond Fund

II (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The investment objective is to seek high current income.



SIGNIFICANT ACCOUNTING POLICIES



The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.



INVESTMENT VALUATIONS



Listed corporate bonds, are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.



REPURCHASE AGREEMENTS



It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry

System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions.

Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.



The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.



INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS



Interest income and expenses are accrued daily. Bond premium and discount,

if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.



FEDERAL TAXES



It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS



The Fund may engage in when-issued or delayed delivery transactions. The

Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.



RESTRICTED SECURITIES



Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the

Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.



Additional information on each restricted security held at December 31, 1997 is as follows:



                                          FUND

SECURITY                            ACQUISITION DATE          ACQUISITION COST

 ACME Television, LLC                 09/24/1997 -              $   679,212

                                        11/17/1997

 Fox Liberty Networks, LLC, Sr.       08/15/1997 -                1,170,425

 Disc. Note                             12/03/1997

 Fox Liberty Networks, LLC Sr.         08/15/1997                   375,000

 Note

 American Architectural Products      12/04/1997 -                  552,625

 Corp., Sr. Note                        01/06/1998

 Building Materials Corp. of           12/12/1997                   498,750

 America, Sr. Note

 Dialog Corp. PLC, Sr. Note           11/10/1997 -                1,016,000

                                        01/22/1998

 Pegasus Communications Inc.,          10/16/1997                   400,750

 Sr. Note

 Glenoit Corp., Sr. Note              03/26/1997 -                  590,615

                                        08/19/1997

 Pillowtex Corp., Sr. Sub. Note        12/18/1997                   153,563

 ClimaChem Inc.                        11/21/1997                   350,000

 Amscan Holdings, Inc., Sr. Note      12/15/1997 -                  409,000

                                        01/22/1998

 NBTY, Inc., Sr. Sub Note             09/17/1997 -                  745,438

                                        10/20/1997

 NewPark Resources, Inc., Sr.          12/10/1997                   100,000

 Sub Note

 Sealy Corporation, Sr. Sub.           12/11/1997                   200,000

 Note

 Sealy Mattress Co., Sr. Sub.          12/11/1997                   196,292

 Disc. Note

 Allied Waste Industries, Inc.        05/01/1997 -                1,293,290

                                        12/02/1997

 Community Distributers, Inc.          10/10/1997                   350,000

 Werner Enterprises, Inc.              11/14/1997                   400,000

 Elgin National Industries, Inc.      11/03/1997 -                  302,967

                                        11/13/1997

 Roller Bearing Co. of America         06/18/1997                   125,000

 Livent, Inc.                         10/10/1997 -                  554,125

                                        10/14/1997

 National Equipment Services,          11/20/1997                   493,835

 Inc.

 AEI Holding Co., Inc.                11/06/1997 -                  504,375

                                        12/18/1997

 Daily Petroleum Services Corp.        08/14/1997                   353,786

 XCL, Ltd. Unit                        05/13/1997                   250,000

 Garden State Newspapers              09/26/1997 -                1,123,894

                                        12/11/1997

 Coinmach Corp.                        10/01/1997                   357,094

 Hermes Europe Railtel B.V.           08/14/1997 -                  812,406

                                        01/23/1998

 Intermedia Communications of          10/24/1997                   450,000

 Florida, Inc.

 McLeod, Inc., Sr. Disc. Note          07/15/1997                   400,000

 MetroNet Communications, Sr.          10/23/1997                   151,942

 Disc. Note

 MetroNet Communications, Unit        07/18/1997 -                  830,313

                                        07/22/1997



                                          FUND

SECURITY                            ACQUISITION DATE          ACQUISITION COST

 NEXTEL Communications, Inc.          09/10/1997 -              $   405,698

                                        11/05/1997

 Qwest Communications                 10/09/1997 -                1,267,278

 International, Inc.                    01/22/1998

 RCN Corp.                             10/10/1997                   420,298

 Telesystem International              10/22/1997                   399,532

 Wireless, Inc.

 Telesystem International             06/24/1997 -                  549,288

 Wireless, Inc.                         07/07/1997

 Echostar Communications Corp.         09/26/1997                   150,000

 Primedia, Inc.                       09/22/1997 -                  316,225

                                        11/06/1997

 Electronic Retailing Systems          06/17/1997                    10,407

 International, Inc. warrants

 Bar Technologies, Inc. warrants       08/28/1996                     5,588



USE OF ESTIMATES



The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.



OTHER



Investment transactions are accounted for on the trade date.



SHARES OF BENEFICIAL INTEREST



The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).



Transactions in shares were as follows:





                                                                                  Year Ended

                                                                                  December 31,

                                                                               1997         1996


 Shares sold                                                                10,549,129    5,638,009

 Shares issued to shareholders in payment of distributions declared            543,973      365,049

 Shares redeemed                                                           (3,281,443)  (1,611,816)

   Net change resulting from share transactions                              7,811,659    4,391,242




INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES



INVESTMENT ADVISORY FEE



Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.60% of the

Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.



ADMINISTRATIVE FEE



Federated Services Company ("FServ"), under the Administrative Services

Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the

Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.



TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES



FServ, through its subsidiary, Federated Shareholder Services Company

("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.



PORTFOLIO ACCOUNTING FEES



FServ maintains the Trust's accounting records for which it receives a fee.

The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.



ORGANIZATIONAL EXPENSES



Organizational expenses and/or start-up administrative service expenses of

$47,820 were borne initially by Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the period ended December 31, 1997, the Fund expensed $12,752 of organizational expenses.



GENERAL



Certain of the Officers and Trustees of the Trust are Officers and Directors

or Trustees of the above companies.



INVESTMENT TRANSACTIONS



Purchases and sales of investments, excluding short-term securities, for the period ended December 31, 1997, were as follows:



 PURCHASES                    $   128,132,503

 SALES                        $    52,734,136



                        INDEPENDENT AUDITORS' REPORT



To the Board of Trustees of the Federated Insurance Series and Shareholders

of FEDERATED HIGH INCOME BOND FUND II:



We have audited the accompanying statement of assets and liabilities,

including the portfolio of investments, of Federated High Income Bond Fund

II, (a portfolio of the Federated Insurance Series) as of December 31, 1997,

and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended December 31, 1997 and

1996, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the

Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 1997, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated High

Income Bond Fund II as of December 31, 1997, the results of its operations,

the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania

February 6, 1998



                                  TRUSTEES

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                             William J. Copeland

                           J. Christopher Donahue

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts



                                  OFFICERS

                               John F. Donahue

                                  Chairman



                           J. Christopher Donahue

                                  President



                             Edward C. Gonzales

                          Executive Vice President



                              John W. McGonigle

             Executive Vice President, Treasurer, and Secretary



                              Richard B. Fisher

                               Vice President



                              Matthew S. Hardin

                             Assistant Secretary



Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the

Federal Deposit Insurance Corporation, the Federal Reserve Board, or any

other government agency. Investment in variable funds involves investment risk, including the possible loss of principal.



This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.



                                    NOTES



[Graphic]



Federated High Income Bond Fund II



Federated Insurance Series



ANNUAL REPORT TO SHAREHOLDERS



DECEMBER 31, 1997



Federated Securities Corp., Distributor

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com



Cusip 313916306

G00844-01 (2/98)













                             PRESIDENT'S MESSAGE



Dear Shareholder:



I am pleased to present the Annual Report to Shareholders for Federated

Prime Money Fund II, a portfolio of Federated Insurance Series.



This report covers the 12-month period from January 1, 1997 through December

31, 1997. It begins with a commentary by the fund's portfolio manager, which is followed by a complete listing of the fund's money market holdings and the fund's financial statements.



Over the reporting period, the fund kept shareholders' cash working--and accessible--every day while maintaining a stable share price of $1.00.*



To provide a competitive daily yield, the fund invests in a diversified portfolio of high-quality money market securities. Over the 12-month reporting period, the fund paid a total of $0.05 per share in dividends to shareholders. On December 31, 1997, net assets reached $60 million.



Thank you for choosing Federated Prime Money Fund II as a convenient,

professionally managed way to keep your ready cash working. We will continue to keep you up-to-date on your investment, and welcome your comments and suggestions.



Sincerely,



[Graphic]



J. Christopher Donahue

President

February 15, 1998



* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.



                     MANAGEMENT DISCUSSION AND ANALYSIS



Federated Prime Money Fund II invests in money market instruments maturing in thirteen months or less. The average maturity of these securities,

computed on a dollar-weighted basis, is restricted to 90 days or less.

Portfolio securities must be rated in one of the two highest short-term rating categories by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.



U.S. economic growth continued at an above average pace during early 1997,

but moderately slowed as the year progressed. The unemployment rate fell to a quarter-century low of 4.6%. Consumer spending, which accounts for two-thirds of the U.S. economy, is on the rise, fueled in part by gains in income. These strong economic indicators on the domestic side are being offset by the turmoil in Southeast Asia. The combination of the slowdown in

Asia and slow steady growth in the U.S. should keep inflation in check during 1998.



Thirty-day commercial paper started the reporting period at 5.37% on January

2, 1997, and then rose as high as 5.95% on December 29, 1997, reflecting year-end technical pressures. Rates fell in January 1997 and February 1997 with the 30-day commercial paper rate reaching a low of 5.24% on February

21, 1997. Rates rose dramatically in late March 1997 and early April 1997 to a 5.57%, reflecting the 0.25% hike in the federal funds rate. Commercial paper rates continued to trade around 5.57% through the remainder of the year.



The target average maturity range for the fund remained in the 35- to 45-day target range for the entire reporting period, reflecting a neutral position regarding Federal Reserve Board policy. In structuring the fund, there is continued emphasis placed on positioning 30 - 35% of the fund's core assets in variable rate demand notes and accomplishing a modest barbell structure.



During the reporting period ended December 31, 1997, the net assets of the fund increased from $45.7 to $60 million while the 7-day net yield increased from 4.77% to 5.10%.* The effective average maturity of the fund on December

31, 1997, was 41 days.



* Performance quoted represents past performance and is not indicative of future results. Yield will vary.



                          PORTFOLIO OF INVESTMENTS

                       FEDERATED PRIME MONEY FUND II

                             DECEMBER 31, 1997





     PRINCIPAL

       AMOUNT                                                                             VALUE




 SHORT-TERM NOTES--21.0%

 BANKING--4.5%

 $         1,000,000 BankBoston, N.A., 6.020%, 10/21/1998                             $   1,000,000

             500,000 Bayerische Landesbank - NY, 6.250%, 4/15/1998                          499,959

           1,200,000 SALTS II Cayman Islands Corp., Series 1997-1b, 5.988%,               1,200,000

                     3/19/1998

                     TOTAL                                                                2,699,959

 BROKERAGE--1.7%

           1,000,000 Goldman Sachs & Co., 5.781%, 1/26/1998                               1,000,000

 FINANCE - AUTOMOTIVE--5.9%

             182,174 Chase Manhattan Auto Owner Trust 1997-B, Class A-1, 5.744%,            182,174

                     7/10/1998

             757,362 Ford Credit Auto Owner Trust 1997-B, Class A-1, 5.748%,                757,362

                     10/15/1998

           2,500,000 Ford Motor Credit Corp., 6.420%, 2/4/1998                            2,501,295

                     TOTAL                                                                3,440,831

 FINANCE - COMMERCIAL--6.0%

           1,000,000 CIT Group Holdings, Inc., 6.125%, 9/1/1998                           1,001,445

             500,000 CIT Group Holdings, Inc., 6.200%, 4/15/1998                            500,565

           1,000,000 CIT Group Holdings, Inc., 6.500%, 7/13/1998                          1,003,466

           1,000,000 Triangle Funding Ltd., 5.750%, 11/16/1998                            1,000,000

                     TOTAL                                                                3,505,476

 FINANCE - EQUIPMENT--2.0%

           1,200,000 Caterpillar Financial Asset Trust 1997-B, Class A-1, 5.805%,         1,200,000

                     11/25/1998

 FINANCE - RETAIL--0.9%

             500,000 Associates Corp. of North America, 8.800%, 8/1/1998                    507,916

                     TOTAL SHORT-TERM NOTES                                              12,354,182

 CERTIFICATE OF DEPOSIT--11.7%

 BANKING--11.7%

           1,000,000 Bankers Trust Co., New York, 6.000%, 9/9/1998                          999,671

           1,000,000 Royal Bank of Canada, Montreal, 6.000%, 4/6/1998                     1,000,339

           1,000,000 Sanwa Bank Ltd., Osaka, 6.180%, 1/20/1998                            1,000,005

           1,000,000 Societe Generale, Paris, 5.920%, 8/6/1998                              999,716

           1,000,000 Sumitomo Bank Ltd., Osaka, 6.170%, 1/20/1998                         1,000,005

           2,000,000 Sumitomo Bank Ltd., Osaka, 6.450%, 1/23/1998                         1,999,183

                     TOTAL CERTIFICATES OF DEPOSIT                                        6,998,919


FEDERATED PRIME MONEY FUND II



     PRINCIPAL

       AMOUNT                                                                             VALUE




 COMMERCIAL PAPER--3.7%

 ENERGY MINERALS--1.0%

 $           600,000 Occidental Petroleum Corp., 6.222%, 1/27/1998                    $     597,326

 FINANCE - EQUIPMENT--1.0%

             600,000 Comdisco, Inc., 6.100%, 3/13/1998                                      592,900

 INDUSTRIAL PRODUCTS--0.8%

             500,000 Praxair, Inc., 5.969%, 2/27/1998                                       495,329

 INSURANCE--0.9%

             500,000 CNA Financial Corp., 6.021%, 3/19/1998                                 493,658

                     TOTAL COMMERCIAL PAPER                                               2,179,213

 (A)NOTES - VARIABLE--24.8%

 BANKING--18.2%

             160,000 Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds,        160,000

                     (Amsouth Bank N.A., Birmingham LOC), 6.030%, 1/7/1998

             188,000 Capital One Funding Corp., Series 1995-A, (Bank One,                   188,000

                     Indianapolis, N.A. LOC), 6.030%, 1/1/1998

             180,000 Denver Urban Renewal Authority, (Series 1992-B), (Banque               180,000

                     Paribas, Paris LOC), 6.250%, 1/1/1998

             400,000 Edgefield County, SC, Series 1997 (Bondex Inc Project), (Marine        400,000

                     Midland Bank N.A., Buffalo, NY LOC), 5.906%, 1/1/1998

             185,000 Franklin County, OH, Edison Wielding, Series 1995, (Huntington         185,000

                     National Bank, Columbus, OH LOC), 6.160%, 1/1/1998

           1,000,000 Kenny, Donald R. and Cheryl A., Series 1996-C, (Star Bank,           1,000,000

                     N.A., Cincinnati LOC), 6.080%, 1/1/1998

             400,000 La-Man Corp., (SouthTrust Bank of Alabama, Birmingham LOC),            400,000

                     6.050%, 1/2/1998

           1,920,378 (b)Liquid Asset Backed Securities Trust, Series 1997-1,              1,920,378

                     (Westdeutsche Landesbank Girozentrale Swap Agreement), 5.688%,

                     1/15/1998

           1,000,000 Long Lane Master Trust III, Series 1997-C, 5.780%, 1/7/1998          1,000,000

             575,000 Madison, WI Community Development Authority, Series 1997-B             575,000

                     Hamilton Point Apts., (Bank One, Wisconsin, N.A. LOC), 6.130%,

                     1/1/1998

             238,000 Maryland State IDFA, Human Genome, Series1994, (First National         238,000

                     Bank of Maryland, Baltimore LOC), 5.900%, 1/5/1998

             330,000 Mississippi Business Finance Corp., Metalloy Project, (Comerica        330,000

                     Bank, Detroit, MI LOC), 5.825%, 1/1/1998

             550,000 REAL I Funding Corp., Casto Realty Investments Series 1996,            550,000

                     (Huntington National Bank, Columbus, OH LOC), 6.030%, 1/1/1998

             935,433 (b)Rabobank Optional Redemption Trust, Series 1997-101, 5.754%,        935,433

                     1/15/1998

             370,000 Roby Company Ltd. Partnership, (Huntington National Bank,              370,000

                     Columbus, OH LOC), 6.030%, 1/1/1998


FEDERATED PRIME MONEY FUND II



     PRINCIPAL

       AMOUNT                                                                             VALUE




 (A)NOTES - VARIABLE--CONTINUED

 BANKING--CONTINUED

 $           135,000 Southeast Regional Holdings, LLC, Series 1995-A, (Columbus Bank  $     135,000

                     and Trust Co., GA LOC), 5.830%, 1/1/1998

           2,125,000 Trap Rock Industries, Inc., Series 1997, (Corestates Bank N.A.,      2,125,000

                     Philadelphia, PA LOC), 5.900%, 1/7/1998

             195,000 Vista Funding Corp., Series 1994-A, (Fifth Third Bank of               195,000

                     Northwestern OH LOC), 6.030%, 1/1/1998

                     TOTAL                                                               10,886,811

 INSURANCE--6.6%

           1,000,000 General American Life Insurance Co., 6.141%, 1/21/1998               1,000,000

           1,000,000 Jackson National Life Insurance Co., 5.820%, 1/25/1998               1,000,000

             915,294 (b)Liquid Asset Backed Securities Trust, Series 1997-3 Senior          915,294

                     Notes, (Guaranteed by AMBAC), 5.906%, 3/27/1998

           1,000,000 Travelers Insurance Company, 5.837%, 2/20/1998                       1,000,000

                     TOTAL                                                                3,915,294

                     TOTAL NOTES - VARIABLE                                              14,802,105

 (C)REPURCHASE AGREEMENTS--39.2%

           6,505,000 Fuji Government Securities, Inc., 6.600%, dated 12/31/1997, due      6,505,000

                     1/2/1998

             856,000 Goldman Sachs Group, LP, 5.250%, dated 12/31/1997, due 1/2/1998        856,000

           2,500,000 HSBC Securities, Inc., 6.800%, dated 12/31/1997, due 1/2/1998        2,500,000

           6,000,000 PaineWebber Group, Inc., 6.600%, dated 12/31/1997, due 1/2/1998      6,000,000

           2,500,000 Societe Generale, New York, 6.600%, dated 12/31/1997, due            2,500,000

                     1/2/1998

           2,500,000 Swiss Bank Capital Markets, 6.550%, dated 12/31/1997, due            2,500,000

                     1/2/1998

           2,500,000 UBS Securities, Inc., 6.800%, dated 12/31/1997, due 1/2/1998         2,500,000

                     TOTAL REPURCHASE AGREEMENTS                                         23,361,000

                     TOTAL INVESTMENTS (AT AMORTIZED COST)(D)                          $ 59,695,419




(a) Floating rate note with current rate and next reset date shown.



(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At December 31, 1997, these securities amounted to $3,771,105 which represents 6.3% of net assets.



(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.



(d) Also represents cost for federal tax purposes.



Note: The categories of investments are shown as a percentage of net assets

($59,659,343) at December 31, 1997.



The following acronyms are used throughout this portfolio:



AMBAC --American Municipal Bond Assurance Corporation

IDA --Industrial Development Authority

IDB --Industrial Development Bond

IDFA --Industrial Development Finance Authority

LLC --Limited Liability Corporation

LOC --Letter of Credit

LP --Limited Partnership



(See Notes which are an integral part of the Financial Statements)



                     STATEMENT OF ASSETS AND LIABILITIES

                       FEDERATED PRIME MONEY FUND II

                             DECEMBER 31, 1997





 ASSETS:

 Investments in repurchase agreements                                   $ 23,361,000

 Investments in securities                                                36,334,419

   Total investments in securities, at amortized cost and value                        $ 59,695,419

 Income receivable                                                                          481,706

 Receivable for investments sold                                                            375,010

 Receivable for shares sold                                                               1,588,781

 Deferred organizational costs                                                                7,477

   Total assets                                                                          62,148,393

 LIABILITIES:

 Payable for shares redeemed                                                 745,573

 Payable to bank                                                           1,706,393

 Income distribution payable                                                     514

 Accrued expenses                                                             36,570

   Total liabilities                                                                      2,489,050

 Net Assets for 59,659,343 shares outstanding                                          $ 59,659,343

 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:

 $59,659,343 / 59,659,343 shares outstanding                                                  $1.00


(See Notes which are an integral part of the Financial Statements)



                           STATEMENT OF OPERATIONS

                       FEDERATED PRIME MONEY FUND II

                        YEAR ENDED DECEMBER 31, 1997





 INVESTMENT INCOME:

 Interest                                                                              $  3,464,429

 EXPENSES:

 Investment advisory fee                                                $   306,771

 Administrative personnel and services fee                                  125,002

 Custodian fees                                                              23,110

 Transfer and dividend disbursing agent fees and expenses                    28,008

 Trustees' fees                                                               2,390

 Auditing fees                                                               12,794

 Legal fees                                                                   4,953

 Portfolio accounting fees                                                   47,302

 Share registration costs                                                     5,283

 Printing and postage                                                        51,445

 Insurance premiums                                                           2,640

 Miscellaneous                                                                7,509

   Total expenses                                                           617,207

 Waiver--

   Waiver of investment advisory fee                                      (123,674)

   Net expenses                                                                             493,533

     Net investment income                                                             $  2,970,896


(See Notes which are an integral part of the Financial Statements)



                     STATEMENT OF CHANGES IN NET ASSETS

                        FEDERATED PRIME MONEY FUND II





                                                                       YEAR ENDED DECEMBER 31,

                                                                       1997              1996


 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS--

 Net investment income                                             $     2,970,896  $     1,446,378

 DISTRIBUTIONS TO SHAREHOLDERS--

 Distributions from net investment income                              (2,970,896)      (1,446,378)

 SHARE TRANSACTIONS--

 Proceeds from sale of shares                                          247,591,033      214,683,781

 Net asset value of shares issued to shareholders in payment of          2,968,806        1,446,378

 distributions declared

 Cost of shares redeemed                                             (236,555,828)    (188,312,731)

   Change in net assets resulting from share transactions               14,004,011       27,817,428

     Change in net assets                                               14,004,011       27,817,428

 NET ASSETS:

 Beginning of period                                                    45,655,332       17,837,904

 End of period                                                     $    59,659,343  $    45,655,332


(See Notes which are an integral part of the Financial Statements)



                            FINANCIAL HIGHLIGHTS



(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




 YEAR ENDED DECEMBER 31,

                                              1997     1996      1995   1994(A)


NET ASSET VALUE, BEGINNING OF PERIOD          $1.00     $1.00     $1.00   $1.00

INCOME FROM INVESTMENT OPERATIONS

Net investment income                          0.05      0.05      0.05    0.01

LESS DISTRIBUTIONS

Distributions from net investment income      (0.05)    (0.05)    (0.05)  (0.01)

NET ASSET VALUE, END OF PERIOD                $1.00     $1.00     $1.00   $1.00

TOTAL RETURN(B)                                4.93%     4.75%     5.20%   0.50%

RATIOS TO AVERAGE NET ASSETS

Expenses                                   0.80%     0.80%     0.80%   0.80%*

Net investment income                      4.84%     4.68%     5.12%   4.26%*

Expense waiver(c)                          0.20%     0.57%     2.69%  71.84%*

SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)     $59,659   $45,655   $17,838    $552




* Computed on an annualized basis.



(a) Reflects operations for the period from November 18, 1994 (date of initial public investment) to December 31, 1994. For the period from

December 10, 1993 (start of business) to November 17, 1994, the Fund had no public investment.



(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(See Notes which are an integral part of the Financial Statements)



                        NOTES TO FINANCIAL STATEMENTS

                       FEDERATED PRIME MONEY FUND II

                             DECEMBER 31, 1997



ORGANIZATION



Federated Insurance Series (the "Trust") is registered under the Investment

Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Prime Money Fund II

(the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.



SIGNIFICANT ACCOUNTING POLICIES



The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.



INVESTMENT VALUATIONS



The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.



REPURCHASE AGREEMENTS



It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry

System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions.

Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.



The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.



INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS



Interest income and expenses are accrued daily. Bond premium and discount,

if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.



FEDERAL TAXES



It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS



The Fund may engage in when-issued or delayed delivery transactions. The

Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.



RESTRICTED SECURITIES



Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.



Additional information on the restricted security held at December 31, 1997 is as follows:



            SECURITY                ACQUISITION DATE     ACQUISITION COST

 Liquid Asset Backed Securities         2/19/1997           $ 1,920,378

 Trust, Series 1997-1

 Liquid Asset Backed Securities         6/27/1997               915,294

 Trust, Series 1997-3

 Rabobank Optional Redemption           4/17/1997               935,433

 Trust, Series 1997-101



USE OF ESTIMATES



The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.



OTHER



Investment transactions are accounted for on the trade date.



SHARES OF BENEFICIAL INTEREST



The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At

December 31, 1997, capital paid in aggregated $59,659,343.



Transactions in shares were as follows:




                                                                           Year Ended December 31,

                                                                            1997            1996


 Shares sold                                                             247,591,033    214,683,781

 Shares issued to shareholders in payment of distributions declared        2,968,806      1,446,378

 Shares redeemed                                                       (236,555,828)  (188,312,731)

   Net change resulting from share transactions                           14,004,011     27,817,428




INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES



INVESTMENT ADVISORY FEE



Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the

Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.



ADMINISTRATIVE FEE



Federated Services Company ("FServ"), under the Administrative Services

Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the

Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.



TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES



FServ, through its subsidiary, Federated Shareholder Services Company

("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.



PORTFOLIO ACCOUNTING FEES



FServ maintains the Fund's accounting records for which it receives a fee.

The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.



ORGANIZATIONAL EXPENSES



Organizational expenses of $22,431 were borne initially by the Adviser. The

Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the

Fund's effective date. For the period ended December 31, 1997, the Fund expensed $5,981 of organizational expenses.



GENERAL



Certain of the Officers and Trustees of the Trust are Officers and Directors

or Trustees of the above companies.



                        INDEPENDENT AUDITORS' REPORT



To the Board of Trustees of the Federated Insurance Series and Shareholders

of FEDERATED PRIME MONEY FUND II:



We have audited the accompanying statement of assets and liabilities,

including the portfolio of investments, of Federated Prime Money Fund II, (a portfolio of the Federated Insurance Series) as of December 31, 1997, and

the related statement of operations for the year then ended, the statement of changes in net assets for the years ended December 31, 1997 and 1996, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 1997, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Prime

Money Fund II as of December 31, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP Pittsburgh, Pennsylvania

February 6, 1998



                                  TRUSTEES

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                             William J. Copeland

                           J. Christopher Donahue

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts



                                  OFFICERS

                               John F. Donahue

                                  Chairman



                           J. Christopher Donahue

                                  President



                             Edward C. Gonzales

                          Executive Vice President



                              John W. McGonigle

             Executive Vice President, Treasurer, and Secretary



                              Richard B. Fisher

                               Vice President



                              Matthew S. Hardin

                             Assistant Secretary



Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the

Federal Deposit Insurance Corporation, the Federal Reserve Board, or any

other government agency. Investment in variable funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.



This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.



[Graphic]



Federated Prime Money Fund II



Federated Insurance Series



ANNUAL REPORT TO SHAREHOLDERS



DECEMBER 31, 1997



Federated Securities Corp., Distributor

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com



Cusip 313916504

G00842-01 (2/98)













[Graphic]Federated Investors



Federated International Equity Fund II



Federated Insurance Series



ANNUAL REPORT

TO SHAREHOLDERS

DECEMBER 31, 1997



Federated Securities Corp., Distributor

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com



Cusip 313916603

G01077-01 (2/98)

[Graphic]



                             PRESIDENT'S MESSAGE



Dear Shareholder:



I am pleased to present the Annual Report to Shareholders for Federated

International Equity Fund II, a portfolio of Federated Insurance Series.



This report covers the 12-month fiscal year period from January 1, 1997 through December 31, 1997. It begins with a commentary by the fund's portfolio manager, which is followed by a complete listing of the fund's international stock holdings and the financial statements.



Federated International Equity Fund II brings you long-term growth opportunities through a broadly diversified portfolio of stocks issued by companies throughout the world. Investing in international stocks can smooth out periodic ups and downs in U.S. stock performance because international markets respond to different influences than U.S. markets.*



Despite an international stock market impacted by difficulties in the Asian region, Federated International Equity Fund II produced a positive total return of 10.08%.** A net asset value increase of 10% contributed most heavily to the total return. The fund also paid dividends totaling $0.01 per share. At the end of the reporting period, total assets reached $36 million.



Thank you for choosing Federated International Equity Fund II as a diversified, professionally managed way to participate in the long-term growth opportunities of international stocks. We look forward to keeping you informed about your investment's progress.



Sincerely,



[Graphic]



J. Christopher Donahue

President

February 15, 1998



* Foreign investing involves special risks including currency risk,

  increased volatility of foreign securities, and differences in auditing and other financial standards.



** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.



                     MANAGEMENT DISCUSSION AND ANALYSIS



Q What is your review of the international equity markets during the fund's fiscal year period?

A The international equity markets were marked by two distinct periods during the current fiscal year. The first period was one of relatively strong and consistent performance in the major European economies, huge outperformance in Latin America and the emerging markets of eastern Europe and continued

sluggishness in Japan. This period lasted through September. The second period, from September through the present, was marked by increased volatility and uncertainty worldwide as a result of the Asian currency crisis. This crisis quickly spread to the Latin American markets, as renewed fears of devaluation affected entire countries, and the emerging markets in eastern

Europe. In the United Kingdom and western Europe, the effect was more industry and stock specific. Investors tried to quantify exposure (through exports, joint ventures, manufacturing, etc.) to Asian markets and how this would affect companies' earnings prospects. This situation favored defensive investing and those funds that avoided exposure to the Asian and Latin

American turmoil faired relatively well.



Q How did Federated International Equity Fund II perform during the period compared to its benchmark, and what strategies influenced the fund's return?

A For the fiscal year ended December 31, 1997, Federated International Equity

Fund II produced a total return of 10.08% based on net asset value.* This positive return was higher than the 1.78% return of the fund's benchmark, the

Morgan Stanley Capital International Europe, Australia and Far East Index

("EAFE Index") for the same period.** Additionally, the fund's return was

4.59% higher than the average total return of the 501 international equity funds tracked by Lipper Analytical Services, 5.49%.***

The fund's positive performance was due primarily to two strategic decisions.

Firstly, the fund was heavily invested in European financial stocks (banks,

insurance companies, asset managers, etc.) that benefited significantly from hot merger activity and consolidation within the financial services industry.

Secondly, the fund was significantly underweight in Asia, 17% of the portfolio versus 35% for the EAFE Index, which was hurt by anemic growth in

Japan and the Asian financial crisis.



Q What accounted for the fund's ability to outperform the benchmark index?

A On a country level, the fund benefited from an underweighted position relative to the EAFE Index weighting in Japan, as Japan's economy continued

its slow growth. However, with significant weakness in the yen/dollar exchange rate, exporters--companies that receive revenue in dollars and have their costs denominated in yen--continued to outperform the market.

Specifically, Sony and Nintendo were core holdings in this area, and they continue to be beneficiaries of a strong U.S. dollar. In addition, the fund benefited from investments in six Latin American markets, which performed quite well during the early part of the year as economic growth was strong and forecasted to remain that way (obviously, the situation has changed since September and we have sold all positions in Latin America).



On an industry level, the fund outperformed the EAFE Index as a result of a relative overweighting in European financial stocks. Mega-mergers across

Europe fueled stock price appreciation in this industry and led to the realization of value in commercial banks, investment banks, insurers and asset management firms. Going forward, this is still a significant part of the fund's exposure and the potential for further consolidation looks increasingly strong for the coming year.



* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges or expenses of a variable annuity or variable life insurance contract.



** The Morgan Stanley Capital International Europe, Australia and Far East

   Index (EAFE) is a market capitalization weighted foreign securities index,

   which is widely used to measure the performance of European, Australian, New

   Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. This index is unmanaged and investments cannot be made in an index.



*** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services as falling into the respective categories indicated. Lipper returns do not take sales charges into account.



Q How were the fund's assets weighted among key regions?

A Approximately 8% of the fund's assets were in Japan, and 19% in the United

Kingdom. The balance was spread across 19 other countries. Country weightings and top ten holdings as of December 31, 1997 were as follows:

                   PERCENTAGE                      PERCENTAGE

COUNTRY/REGION   OF PORTFOLIO   COUNTRY/REGION   OF PORTFOLIO

Australia            3.86%       Netherlands         3.02%

Austria              1.07%       New Zealand         0.32%

Canada               5.74%       Norway              5.37%

Denmark              1.64%       Portugal            1.05%

Finland              4.57%       Singapore           0.48%

France              10.67%       South Africa        0.48%

Germany              8.18%       Spain               1.58%

Hong Kong            0.51%       Sweden              3.20%

Hungary              0.73%       Switzerland         9.10%

Italy                7.31%       United Kingdom     18.80%

Japan                7.57%



                                                            PERCENTAGE

TOP 10 HOLDINGS                        COUNTRY             OF PORTFOLIO

Cable & Wireless Communications        United Kingdom         1.99%

Rhone-Poulenc, Class A                 France                 1.90%

Cadbury Schweppes PLC                  United Kingdom         1.85%

Credit Suisse Group-Registered         Switzerland            1.81%

Nintendo Corp. Ltd.                    Japan                  1.74%

Credito Italiano Ord                   Italy                  1.71%

Novartis AG - REG                      Switzerland            1.69%

Bayerische Vereinsbank AG, Munich      Germany                1.66%

Cap Gemini Sogeti                      France                 1.54%

Lloyds TSB Group PLC                   United Kingdom         1.52%



Q What are some of your notable recent purchases for the fund?

A Recent purchases to the Federated International Equity Fund II include:



* CABLE & WIRELESS COMMUNICATIONS (1.99%): C&W Communications is an

  integrated telecommunications company that operates throughout the

  United Kingdom. The company provides telecommunication, television entertainment and information services nationally in approximately 138 cities and towns. Of particular interest are C&W's internet services and mobile telecommunications services.

* BENCKISER NV (0.77%): Benckiser is one of the world's leading manufacturers of household detergents and cleaning agents.

  Additionally, they are the leading supplier of products for the automatic dishwashing process, one of the fastest growing sectors of the household cleaning products industry.

* INCENTIVE AB (0.50%): Incentive AB is a holding company for a group of international industrial companies within four main business areas:

  medical technology, environment, material handling and development.

  Incentive also has significant shareholdings in ABB, AB, and

  Electrolux, while Gambro is a wholly-owned subsidiary.

* LINDT & SPRUENGLI AG (0.55%): Lindt & Spruengli manufactures and sells a wide variety of chocolate, both in Switzerland and abroad. In

  September, they announced a particularly interesting deal with the

  Swiss and German postal services to provide greeting cards and praline gift-boxes, guaranteed for delivery in 48 hours.



Q Looking ahead to 1998, what is your outlook for international equities?

Are initiatives underway that may have a positive impact on the economic difficulties in the Asia Pacific region?

A The outlook for international equities remains strong for the coming year.

Economic growth is expected to rise from 2.6% this year to 2.8% next year.

This is primarily driven by strong growth in Germany, where gross domestic product is forecasted to grow 3.0%. According to the Organization for Economic

Co-operation and Development, the financial turbulence in Asia may knock roughly 1.0% off potential output from the world's leading economies. However,

overall economic growth is still forecasted at a healthy rate of 2.9%. In addition, Asian currency weakness will help lower inflation as the rest of the world continues to expand.



Recently, a ground-breaking global pact was reached, which will open banking,

insurance and securities markets to foreign competition. In a move that will help restore confidence in Asia's crisis-ridden financial sector, the World

Trade Organization will lock market-opening commitments from 102 nations into binding rules, which it has jurisdiction over. Almost immediately, this should contribute to confidence in the region and, over the longer term, this pact should enable Asian nations to attract renewed capital inflows.



                   FEDERATED INTERNATIONAL EQUITY FUND II



GROWTH OF $10,000 INVESTED IN THE FEDERATED INTERNATIONAL EQUITY FUND II



The graph below illustrates the hypothetical investment of $10,000* in the

Federated International Equity Fund II (the "Fund") from May 8, 1995 (start of performance) to December 31, 1997, compared to the Morgan Stanley Capital

International Europe Australia Far-East Index (EAFE).+



[GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX FIEFII]



AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1997

1 Year                                                 10.08%

Start of Performance (5/8/95)              8.26%



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT

RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY

MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT

OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.



* The Fund's performance assumes the reinvestment of all dividends and distributions. The EAFE has been adjusted to reflect reinvestment of dividends on securities in the index.



+ The EAFE is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.



                          PORTFOLIO OF INVESTMENTS



                   FEDERATED INTERNATIONAL EQUITY FUND II



                             DECEMBER 31, 1997





                                                                                        VALUE IN

 SHARES                                                                               U.S. DOLLARS




 COMMON STOCKS--93.7%

 AUSTRALIA--3.9%

 BANKING--0.8%

              53,616 St. George Bank Ltd.                                             $     304,119

 BROADCASTING & PUBLISHING--0.8%

              51,000 News Corp., Ltd.                                                       281,536

 ENERGY - OIL & GAS--0.5%

              43,875 Santos Limited                                                         180,724

 ENERGY SOURCES--0.8%

              42,000 Woodside Petroleum Ltd.                                                296,181

 FINANCIAL SERVICES--1.0%

             140,000 (a)Suncorp-Metway Ltd.                                                 351,293

                       TOTAL AUSTRALIA                                                    1,413,853

 CANADA--5.7%

 BUSINESS & PUBLIC SERVICES--0.5%

              14,000 Mackenzie Financial Corp.                                              179,770

 FINANCIAL SERVICES--1.0%

               5,900 Investors Group, Inc.                                                  186,613

               5,400 Newcourt Credit Group, Inc.                                            180,812

                       TOTAL                                                                367,425

 LEISURE & TOURISM--1.3%

              69,500 (a)Legacy Hotels                                                       471,747

 MISCELLANEOUS MATERIALS & COMMODITIES--0.9%

               4,100 Potash Corporation of Saskatchewan, Inc.                               341,559

 TELECOMMUNICATIONS--2.0%

               5,500 BCE, Inc.                                                              183,391

               1,700 (a)Bell Canada International, Inc.                                      25,993

              24,000 TELUS Corp.                                                            532,382

                       TOTAL                                                                741,766

                       TOTAL CANADA                                                       2,102,267


FEDERATED INTERNATIONAL EQUITY FUND II



                                                                                        VALUE IN

 SHARES                                                                                U.S. DOLLARS


 COMMON STOCKS--CONTINUED

 DENMARK--1.6%

 ELECTRONIC COMPONENTS, INSTRUMENTS--0.8%

              11,600 (a)Olicom A/S                                                    $     300,150

 HEALTH & PERSONAL CARE--0.8%

               2,100 Novo-Nordisk, Class B                                                  300,355

                       TOTAL DENMARK                                                        600,505

 FINLAND--4.6%

 BANKING--0.7%

              50,000 Merita Ltd., Class A                                                   273,347

 BUSINESS & PUBLIC SERVICES--0.8%

               2,500 TT Tieto OY, Class B                                                   281,144

 ELECTRICAL & ELECTRONICS--0.7%

               3,400 Nokia AB-A                                                             241,389

 FOOD & HOUSEHOLD PRODUCTS--0.5%

               4,300 (a)Huhtamaki Oy, Class I                                               177,492

 MANUFACTURING--0.8%

               9,000 Nokian Renkaat                                                         285,638

 MISCELLANEOUS MATERIALS & COMMODITIES--1.1%

              23,400 Asko Oyj                                                               416,404

                       TOTAL FINLAND                                                      1,675,414

 FRANCE--10.7%

 BANKING--1.3%

               2,520 CLF-Dexia France                                                       291,840

               2,250 Compagnie Financiere de Paribas, Class A                               195,522

                       TOTAL                                                                487,362

 BROADCASTING & PUBLISHING--1.5%

               2,875 Canal Plus                                                             534,539

 BUSINESS & PUBLIC SERVICES--0.5%

               2,500 Cap Gemini Sogeti                                                      204,993

 CHEMICALS--2.1%

              17,171 Rhone-Poulenc, Class A                                                 769,179

               2,271 Rhone-Poulenc, Warrants                                                  7,811

                       TOTAL                                                                776,990


FEDERATED INTERNATIONAL EQUITY FUND II



                                                                                        VALUE IN

 SHARES                                                                                U.S. DOLLARS


 COMMON STOCKS--CONTINUED

 FRANCE--CONTINUED

 ELECTRONIC COMPONENTS, INSTRUMENTS--0.2%

               1,518 Schneider SA                                                     $      82,426

 ENERGY EQUIPMENT & SERVICES--1.0%

               3,200 Coflexip SA                                                            353,576

 ENERGY SOURCES--0.9%

               2,900 Total SA-B                                                             315,610

 HEALTH & PERSONAL CARE--1.1%

               3,500 Sanofi SA                                                              389,632

 INSURANCE--2.1%

               4,900 AXA                                                                    379,153

               8,060 Scor SA                                                                385,423

                       TOTAL                                                                764,576

                       TOTAL FRANCE                                                       3,909,704

 GERMANY--7.6%

 AUTOMOBILE--0.6%

               3,330 (a)Daimler Benz AG                                                     233,606

 BANKING--2.4%

               8,700 Bankgesellschaft Berlin AG                                             191,512

               8,100 Bayerische Vereinsbank AG, Munich                                      529,959

               3,280 Dresdner Bank AG, Frankfurt                                            151,333

                       TOTAL                                                                872,804

 CONSTRUCTION & HOUSING--0.4%

               6,900 Tarkett AG Manufacturers                                               159,176

 ELECTRICAL & ELECTRONICS--0.9%

               5,630 Siemens AG                                                             333,303

 ELECTRONIC COMPONENTS, INSTRUMENTS--0.6%

               5,200 (a)Singulus Technologies AG                                            213,613

 MACHINERY & ENGINEERING--1.0%

                 227 Mannesmann SA                                                          114,702

               1,200 Thyssen AG                                                             256,816

                       TOTAL                                                                371,518


FEDERATED INTERNATIONAL EQUITY FUND II



                                                                                        VALUE IN

 SHARES                                                                                U.S. DOLLARS




 COMMON STOCKS--CONTINUED

 GERMANY--CONTINUED

 UTILITIES - ELECTRICAL & GAS--1.7%

               5,350 RWE AG                                                           $     286,987

                 620 Viag AG                                                                333,961

                       TOTAL                                                                620,948

                       TOTAL GERMANY                                                      2,804,968

 HONG KONG--0.5%

 MULTI-INDUSTRY--0.5%

              30,000 Hutchison Whampoa                                                      188,153

                       TOTAL HONG KONG                                                      188,153

 HUNGARY--0.7%

 BANKING--0.7%

               7,000 OTP Bank RT, GDR                                                       266,000

                      TOTAL HUNGARY                                                         266,000

 ITALY--7.3%

 AUTOMOBILE--0.6%

             140,000 Magneti Marelli SPA                                                    239,401

 BANKING--4.0%

              15,200 Bca Pop Bergamo-CV                                                     265,506

              63,500 Bca Pop Di Milano                                                      398,445

             137,000 Credito Italiano                                                       422,462

              31,000 Imi                                                                    368,005

                       TOTAL                                                              1,454,418

 BUSINESS & PUBLIC SERVICES--0.7%

              23,500 (a)Aeroporti di Roma SPA                                               243,768

 MULTI-INDUSTRY--0.6%

             250,000 Montedison SPA                                                         224,562

 TELECOMMUNICATIONS--1.4%

             107,000 Telecom Italia SPA                                                     515,319

                       TOTAL ITALY                                                        2,677,468


FEDERATED INTERNATIONAL EQUITY FUND II



                                                                                        VALUE IN

 SHARES                                                                                U.S. DOLLARS


 COMMON STOCKS--CONTINUED

 JAPAN--7.6%

 AUTOMOBILE--0.3%

              23,000 Sanden Corp.                                                     $      98,644

 ELECTRICAL & ELECTRONICS--1.6%

              12,000 Aiwa Co. Ltd.                                                          302,367

               3,000 Sony Corp.                                                             266,524

                       TOTAL                                                                568,891

 FINANCIAL SERVICES--1.2%

               1,500 Shohkoh Fund & Co.                                                     457,226

 INDUSTRIAL COMPONENTS--1.1%

              18,000 (a)Bridgestone Corp.                                                   390,136

 RECREATION, OTHER CONSUMER GOODS--2.3%

               8,000 Fuji Photo Film Co.                                                    306,349

               5,500 Nintendo Corp. Ltd.                                                    539,174

                       TOTAL                                                                845,523

 TELECOMMUNICATIONS--1.1%

                  48 Nippon Telegraph & Telephone Corp.                                     411,733

                       TOTAL JAPAN                                                        2,772,153

 NETHERLANDS--3.0%

 ELECTRICAL & ELECTRONICS--0.3%

              10,000 (a)Toolex Alpha NV                                                     101,102

 ENERGY SOURCES--0.5%

               3,440 Royal Dutch Petroleum Co.                                              188,825

 FINANCIAL SERVICES--0.7%

               6,000 ING Groep, NV                                                          252,706

 FOOD & HOUSEHOLD PRODUCTS--0.8%

               7,000 (a)Benckiser NV                                                        289,646

 MULTI-INDUSTRY--0.2%

               2,254 Hunter Douglas NV                                                       78,926

 RECREATION, OTHER CONSUMER GOODS--0.5%

               4,100 PolyGram NV                                                            196,138

                       TOTAL NETHERLANDS                                                  1,107,343


FEDERATED INTERNATIONAL EQUITY FUND II



                                                                                        VALUE IN

 SHARES                                                                               U.S. DOLLARS


 COMMON STOCKS--CONTINUED

 NEW ZEALAND--0.3%

 TELECOMMUNICATIONS--0.3%

              24,000 Telecom Corp. of New Zealand                                     $     116,362

                       TOTAL NEW ZEALAND                                                    116,362

 NORWAY--5.4%

 DATA PROCESSING & REPRODUCTION--0.9%

              10,000 Merkantildata ASA                                                      343,903

 ENERGY - OIL & GAS--0.9%

              16,000 Aker Maritime Group ASA                                                340,112

 TELECOMMUNICATIONS--3.6%

              43,000 (a)NetCom ASA                                                        1,042,135

              21,000 (a)Tandberg Television                                                 241,680

                       TOTAL                                                              1,283,815

                       TOTAL NORWAY                                                       1,967,830

 PORTUGAL--1.1%

 TELECOMMUNICATIONS--1.1%

               8,300 Portugal Telecom SA                                                    385,124

                       TOTAL PORTUGAL                                                       385,124

 SINGAPORE--0.5%

 ELECTRONIC COMPONENTS, INSTRUMENTS--0.5%

               8,000 (a)Creative Technology Ltd.                                            176,000

                       TOTAL SINGAPORE                                                      176,000

 SOUTH AFRICA--0.5%

 DATA PROCESSING & REPRODUCTION--0.5%

              40,993 Dimension Data Holdings Ltd.                                           176,894

                       TOTAL SOUTH AFRICA                                                   176,894

 SPAIN--1.6%

 CONSTRUCTION & HOUSING--0.4%

               3,520 Fomento de Construcciones y Contratas SA                               134,007

 ENERGY SOURCES--0.6%

               4,940 Repsol SA                                                              210,765

 TELECOMMUNICATIONS--0.6%

               8,200 Telefonica de Espana                                                   234,132

                       TOTAL SPAIN                                                          578,904


FEDERATED INTERNATIONAL EQUITY FUND II



                                                                                        VALUE IN

 SHARES                                                                                U.S. DOLLARS




 COMMON STOCKS--CONTINUED

 SWEDEN--3.2%

 BANKING--0.4%

              12,000 Skand Enskilda BKN, Class A                                      $     151,891

 BROADCASTING & PUBLISHING--0.3%

               4,250 Marieberg Tidnings AB, Class A                                          99,560

 BUSINESS & PUBLIC SERVICES--0.4%

               7,600 WM-Data AB                                                             137,357

 INDUSTRIAL COMPONENTS--0.5%

               2,000 Incentive AB, Class A                                                  180,103

 INSURANCE--0.9%

               7,150 Skandia Forsakrings AB                                                 337,243

 TELECOMMUNICATIONS--0.7%

               7,000 (a)Europolitan Holdings AB                                             267,132

                       TOTAL SWEDEN                                                       1,173,286

 SWITZERLAND--9.1%

 BANKING--2.3%

               2,500 Credit Suisse Group                                                    386,668

                 300 UBS - Union Bank of Switzerland                                        433,616

                       TOTAL                                                                820,284

 CHEMICALS--0.9%

                 400 Clariant AG                                                            333,972

 FOOD & HOUSEHOLD PRODUCTS--1.5%

                 376 Nestle SA                                                              563,279

 FOOD PROCESSING--0.5%

                  10 Lindt & Spruengli AG                                                   192,992

 HEALTH & PERSONAL CARE--1.3%

                 163 Novartis AG                                                            264,379

                  20 Roche Holding AG                                                       198,535

                       TOTAL                                                                462,914

 INSURANCE--1.3%

                 180 Schw Rueckversicherungs                                                336,545

                 315 Zurich Versicherungsgesellschaft                                       150,041

                       TOTAL                                                                486,586


FEDERATED INTERNATIONAL EQUITY FUND II



                                                                                        VALUE IN

 SHARES                                                                                U.S. DOLLARS


 COMMON STOCKS--CONTINUED

 SWITZERLAND--CONTINUED

 LEISURE & TOURISM--0.3%

                  32 Reiseburo Kuoni AG, Class B                                      $     119,901

 MANUFACTURING--0.6%

              12,400 (a)Mettler Toledo International, Inc., ADR                             213,900

 TRANSPORTATION - AIRLINES--0.4%

                 100 Sairgroup                                                              136,874

                       TOTAL SWITZERLAND                                                  3,330,702

 UNITED KINGDOM--18.8%

 AEROSPACE & MILITARY TECHNOLOGY--0.5%

               7,000 British Aerospace                                                      199,482

 BANKING--3.1%

              40,000 Bank of Scotland, Edinburgh                                            363,321

              11,500 Barclays PLC                                                           306,147

              36,000 Lloyds TSB Group PLC                                                   468,345

                       TOTAL                                                              1,137,813

 BEVERAGE & TOBACCO--2.3%

              31,000 Allied Domecq PLC                                                      267,826

              67,000 Gallaher Group PLC                                                     356,004

              17,000 Scottish & Newcastle PLC                                               208,162

                       TOTAL                                                                831,992

 BEVERAGES--0.4%

              14,157 Diageo PLC                                                             129,518

 BROADCASTING & PUBLISHING--0.9%

              35,000 Reed International PLC                                                 333,428

 ELECTRICAL & ELECTRONICS--0.9%

              50,800 General Electric Co. PLC                                               329,167

 FOOD & HOUSEHOLD PRODUCTS--1.8%

              46,000 Cadbury Schweppes PLC                                                  464,270

              13,000 Reckitt & Colman PLC                                                   203,916

                       TOTAL                                                                668,186


FEDERATED INTERNATIONAL EQUITY FUND II



                                                                                        VALUE IN

 SHARES                                                                               U.S. DOLLARS


 COMMON STOCKS--CONTINUED

 UNITED KINGDOM--CONTINUED

 HEALTH & PERSONAL CARE--1.5%

              12,500 Glaxo Wellcome PLC                                               $     298,007

              49,000 Smith & Nephew PLC                                                     144,869

               3,000 (a)Zeneca Group                                                        106,264

                       TOTAL                                                                549,140

 LEISURE & TOURISM--1.2%

               7,000 Airtours PLC                                                           142,569

              20,000 Rank Group PLC                                                         111,362

              35,000 Regent Inns PLC                                                        187,984

                       TOTAL                                                                441,915

 PHARMACEUTICALS--0.4%

              55,000 Medeva PLC                                                             146,347

 RECREATION, OTHER CONSUMER GOODS--0.4%

              17,000 EMI Group PLC                                                          141,846

 TELECOMMUNICATIONS--2.3%

             170,000 (a)Cable & Wireless Communications PLC                                 737,154

              28,000 (a)Energis PLC                                                         117,275

                       TOTAL                                                                854,429

 TOBACCO--0.9%

              37,000 B.A.T. Industries PLC                                                  337,409

 TRANSPORTATION - SHIPPING--0.2%

              34,000 American Port Services                                                  71,202

 UTILITIES - ELECTRICAL & GAS--2.0%

              51,000 National Grid Group PLC                                                242,088

              15,000 National Power Co. PLC                                                 147,825

              37,000 Scottish Power PLC                                                     326,956

                       TOTAL                                                                716,869

                       TOTAL UNITED KINGDOM                                               6,888,743

                       TOTAL COMMON STOCKS (IDENTIFIED COST $31,185,257)                 34,311,673


FEDERATED INTERNATIONAL EQUITY FUND II



     SHARES OR

     PRINCIPAL                                                                          VALUE IN

     AMOUNT                                                                            U.S. DOLLARS




 PREFERRED STOCKS--1.6%

 AUSTRIA--1.1%

 BANKING--1.1%

               8,700 (a)Bank Austria AG, Pfd.                                         $     392,590

                       TOTAL AUSTRIA                                                        392,590

 GERMANY--0.5%

 BROADCASTING & PUBLISHING--0.5%

               4,120 (a)Pro Sieben Media AG, Preference                                     192,383

                       TOTAL GERMANY                                                        192,383

                       TOTAL PREFERRED STOCKS (IDENTIFIED COST $535,741)                    584,973

(B)REPURCHASE AGREEMENT--3.3%

 $         1,205,000 BT Securities Corp., 6.60%, dated 12/31/1997, due 1/2/1998 (at       1,205,000

                     amortized cost)

                       TOTAL INVESTMENTS (IDENTIFIED COST $32,925,998)(C)              $ 36,101,646




(a) Non-income producing security.



(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.



(c) The cost of investments for federal tax purposes amounts to $32,958,000.

    The net unrealized appreciation of investments on a federal tax basis amounts to $3,143,646 which is comprised of $4,208,754 appreciation and

    $1,065,108 depreciation at December 31, 1997.



Note: The categories of investments are shown as a percentage of net assets

      ($36,574,957) at December 31, 1997.



The following acronyms are used throughout this portfolio:



ADR --American Depository Receipt

GDR --Global Depository Receipt

PLC --Public Limited Company

SPA --Standby Purchase Agreement



(See Notes which are an integral part of the Financial Statements)



                     STATEMENT OF ASSETS AND LIABILITIES



                   FEDERATED INTERNATIONAL EQUITY FUND II



                             DECEMBER 31, 1997





 ASSETS:

 Total investments in securities, at value (identified cost $32,925,998                $ 36,101,646

 and tax cost $32,958,000)

 Cash                                                                                       188,307

 Cash denominated in foreign currencies (identified cost $29,540)                            29,210

 Income receivable                                                                           62,534

 Receivable for investments sold                                                            273,748

 Receivable for shares sold                                                                  26,721

 Net receivable for foreign currency exchange contracts                                       1,811

 Deferred organizational costs                                                               10,052

   Total assets                                                                          36,694,029

 LIABILITIES:

 Payable for shares redeemed                                                 $ 90,329

 Payable for taxes withheld                                                     5,116

 Accrued expenses                                                              23,627

   Total liabilities                                                                        119,072

 NET ASSETS for 2,980,850 shares outstanding                                           $ 36,574,957

 NET ASSETS CONSIST OF:

 Paid in capital                                                                       $ 33,354,140

 Net unrealized appreciation of investments and translation of assets and                 3,168,626

 liabilities in foreign currency

 Accumulated net realized gain on investments and foreign currency                           52,191

 transactions

   Total Net Assets                                                                    $ 36,574,957

 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:

 $36,574,957 / 2,980,850 shares outstanding                                                  $12.27


(See Notes which are an integral part of the Financial Statements)



                           STATEMENT OF OPERATIONS



                   FEDERATED INTERNATIONAL EQUITY FUND II



                        YEAR ENDED DECEMBER 31, 1997





 INVESTMENT INCOME:

 Dividends (net of foreign taxes withheld of $59,688)                                   $   433,772

 Interest                                                                                   121,500

   Total income                                                                             555,272

 EXPENSES:

 Investment advisory fee                                                   $   273,830

 Administrative personnel and services fee                                     125,002

 Custodian fees                                                                 66,335

 Transfer and dividend disbursing agent fees and expenses                       18,017

 Directors'/Trustees' fees                                                       1,508

 Auditing fees                                                                  12,855

 Legal fees                                                                      3,211

 Portfolio accounting fees                                                      61,794

 Share registration costs                                                        6,147

 Printing and postage                                                           39,714

 Insurance premiums                                                              2,430

 Miscellaneous                                                                   6,043

   Total expenses                                                              616,886

 Waiver of investment advisory fee                                            (273,316)

   Net expenses                                                                             343,570

     Net investment income                                                                  211,702

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

 Net realized loss on investments and foreign currency                                      (37,491)

 transactions (net of foreign taxes withheld of $152)

 Net change in unrealized appreciation of investments and                                 2,044,058

 translation of assets and liabilities in foreign currency

   Net realized and unrealized gain on investments and foreign                            2,006,567

   currency

     Change in net assets resulting from operations                                     $ 2,218,269


(See Notes which are an integral part of the Financial Statements)



                     STATEMENT OF CHANGES IN NET ASSETS



                   FEDERATED INTERNATIONAL EQUITY FUND II





                                                                         YEAR ENDED DECEMBER 31,

                                                                           1997           1996


 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS--

 Net investment income                                                  $     211,702  $     94,720

 Net realized gain (loss) on investments and foreign currency                 (37,491)     (231,600)

 transactions ($225,019 net gain and $155,662 net loss, respectively,

 as computed for federal tax purposes)

 Net change in unrealized appreciation/depreciation of investments          2,044,058     1,010,299

 and translation of assets and liabilities in foreign currency

   Change in net assets resulting from operations                           2,218,269       873,419

 DISTRIBUTIONS TO SHAREHOLDERS--

 Distributions from net investment income                                    (25,486)      (31,449)

 SHARE TRANSACTIONS--

 Proceeds from sale of shares                                              18,823,244    12,772,774

 Net asset value of shares issued to shareholders in payment of                25,486        31,448

 distributions declared

 Cost of shares redeemed                                                   (2,218,272)     (654,035)

   Change in net assets resulting from share transactions                  16,630,458    12,150,187

       Change in net assets                                                18,823,241    12,992,157

 NET ASSETS:

 Beginning of period                                                       17,751,716     4,759,559

 End of period (including undistributed net investment income of $0     $  36,574,957  $ 17,751,716

 and $22,969, respectively)


(See Notes which are an integral part of the Financial Statements)



                            FINANCIAL HIGHLIGHTS



(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





                                                                             YEAR ENDED DECEMBER 31,

                                                                           1997       1996       1995(A)


 NET ASSET VALUE, BEGINNING OF PERIOD                                       $11.16     $10.35    $10.00

 INCOME FROM INVESTMENT OPERATIONS

   Net investment income                                                      0.07       0.11**    0.07

   Net realized and unrealized gain on investments and foreign currency       1.05       0.75      0.28

   Total from investment operations                                           1.12       0.86      0.35

 LESS DISTRIBUTIONS

   Distributions from net investment income                                  (0.01)     (0.05)       --

 NET ASSET VALUE, END OF PERIOD                                             $12.27     $11.16    $10.35

 TOTAL RETURN(B)                                                             10.08%      8.32%     3.50%

 RATIOS TO AVERAGE NET ASSETS

   Expenses                                                                   1.23%      1.25%     1.22%*

   Net investment income                                                      0.76%      0.89%     1.63%*

   Expense waiver/reimbursement(c)                                            0.98%      3.05%    11.42%*

 SUPPLEMENTAL DATA

   Net assets, end of period (000 omitted)                                 $36,575    $17,752    $4,760

   Average commission rate paid(d)                                         $0.0068    $0.0030        --

   Portfolio turnover                                                          179%       103%       34%




* Computed on an annualized basis.



** Per share information presented is based upon the monthly average number of shares outstanding.



(a) Reflects operations for the period from May 5, 1995 (date of initial public investment) to December 31, 1995.



(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

    This disclosure is required for fiscal years beginning on or after

   September 1, 1995.



(See Notes which are an integral part of the Financial Statements)



                        NOTES TO FINANCIAL STATEMENTS



                   FEDERATED INTERNATIONAL EQUITY FUND II



                             DECEMBER 31, 1997



ORGANIZATION



Federated Insurance Series (the "Trust") is registered under the Investment

Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated International Equity

Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to obtain a total return on its assets.



SIGNIFICANT ACCOUNTING POLICIES



The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.



INVESTMENT VALUATIONS



Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock

Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the

New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. Dollars at the foreign exchange rate in effect at noon,

eastern time, on the day the value of the foreign security is determined.



REPURCHASE AGREEMENTS



It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry

System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions.

Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.



The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.



INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS



Interest income and expenses are accrued daily. Bond premium and discount,

if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.



Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, market discount, foreign currency transactions,

partnerships, non-taxable dividends, net operating losses, expiring capital loss carryforwards, wash sales, futures and options, and post-October losses. The following reclassifications have been made to the financial statements.



                                INCREASE (DECREASE)

                          ACCUMULATED       DISTRIBUTIONS IN

       PAID IN            NET REALIZED        EXCESS OF NET

       CAPITAL             GAIN/LOSS        INVESTMENT INCOME

    ($61,790)              $270,975             ($209,185)



Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.



FEDERAL TAXES



It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.



However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS



The Fund may engage in when-issued or delayed delivery transactions. The

Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.



FOREIGN EXCHANGE CONTRACTS



The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Purchased contracts are used to acquire exposure to foreign currencies; whereas,

contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.



At December 31, 1997, the Fund had outstanding foreign currency commitments as set forth below:





CONTRACTS        SETTLEMENT    FOREIGN CURRENCY   IN EXCHANGE    CONTRACTS     UNREALIZED

SOLD                DATE       UNITS TO DELIVER       FOR        AT VALUE     APPRECIATION


British Pounds    1/2/1998          164,660        $272,265      $270,454        $1,811




FOREIGN CURRENCY TRANSLATION



The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded.

Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.



Reported net realized foreign exchange gains or losses arise from: sales of portfolio securities; sales and maturities of short-term securities; sales of FCs; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books; and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.



USE OF ESTIMATES



The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.



OTHER



Investment transactions are accounted for on the trade date.



SHARES OF BENEFICIAL INTEREST



The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).



Transactions in shares were as follows:





                                                                              Year Ended December 31,

                                                                                 1997         1996


 Shares sold                                                                   1,577,537    1,188,525

 Shares issued to shareholders in payment of distributions declared                2,349        3,009

 Shares redeemed                                                                (189,323)     (60,899)

   Net change resulting from share transactions                                1,390,563    1,130,635




INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES



INVESTMENT ADVISORY FEE



Federated Global Research Corp., the Fund's investment adviser (the

"Adviser"), receives for its services an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.



ADMINISTRATIVE FEE



Federated Services Company ("FServ"), under the Administrative Services

Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the

Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.



TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES



FServ, through its subsidiary, Federated Shareholder Services Company

("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.



PORTFOLIO ACCOUNTING FEES



FServ maintains the Fund's accounting records for which it receives a fee.

The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.



ORGANIZATIONAL EXPENSES



Organizational expenses of $15,465 were borne initially by the Adviser. The

Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the

Fund's effective date. For the year ended December 31, 1997, the Fund expensed $10,052 of organizational expenses.



GENERAL



Certain of the Officers and Trustees of the Trust are Officers and Directors

or Trustees of the above companies.



INVESTMENT TRANSACTIONS



Purchases and sales of investments, excluding short-term securities, for the period ended December 31, 1997, were as follows:



PURCHASES     $60,751,430

SALES         $45,058,428



CONCENTRATION OF CREDIT RISK



The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations.

Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.



                        INDEPENDENT AUDITORS' REPORT



To the Board of Trustees of the Federated Insurance Series and Shareholders

of FEDERATED INTERNATIONAL EQUITY FUND II:



We have audited the accompanying statement of assets and liabilities,

including the portfolio of investments, of Federated International Equity

Fund II (a portfolio of the Federated Insurance Series) as of December 31,

1997, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended December 31, 1997 and

1996, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the

Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 1997, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated

International Equity Fund II as of December 31, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania

February 6, 1998



                                  TRUSTEES



                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                             William J. Copeland

                           J. Christopher Donahue

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts



                                  DIRECTORS



                               John F. Donahue

                                  Chairman



                           J. Christopher Donahue

                                  President



                             Edward C. Gonzales

                          Executive Vice President



                              John W. McGonigle

             Executive Vice President, Treasurer, and Secretary



                              Richard B. Fisher

                               Vice President



                              Matthew S. Hardin

                             Assistant Secretary



Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the

Federal Deposit Insurance Corporation, the Federal Reserve Board, or any

other government agency. Investment in variable funds involves investment risk, including the possible loss of principal.



This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.



NOTES



NOTES













                             PRESIDENT'S MESSAGE



Dear Shareholder:



I am pleased to present the Annual Report to Shareholders for Federated

Growth Strategies Fund II, a portfolio of Federated Insurance Series.



This report covers the 12-month period from January 1, 1997 through December

31, 1997. It begins with a commentary by the fund's portfolio manager, which is followed by a complete listing of the fund's stock holdings and the fund's financial statements.



Federated Growth Strategies Fund IIis managed to help shareholders pursue long-term growth through a highly diversified portfolio of mid- and large-capitalization stocks selected for their strong price and earnings momentum. At the end of the reporting period, the fund's 127 stock holdings were diversified across 12 key business and industrial sectors. Many of the holdings--including AT&T, BankAmerica, Coca-Cola, Compaq, Harley-Davidson,

HBO & Co., Intel, Pfizer, Sony, and Quaker Oats--are household names.



In a strong and volatile year for stocks, this diversified portfolio produced a strong total return of 27.03%, primarily through a significant

26.10% increase in net asset value. The fund also paid dividends from income of $0.02 per share, and capital gains distributions of $0.07 per share.*

During the reporting period, fund net assets continued to increase, reaching

$47 million.



Thank you for choosing Federated Growth Strategies Fund II as a diversified,

professionally managed way to participate in the long-term growth potential of American companies. We trust you were pleased with the positive performance of your investment. As always, we welcome your comments and suggestions.



Sincerely,



[Graphic]



J. Christopher Donahue

President

February 15, 1998



* Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable life insurance contract.



                     MANAGEMENT DISCUSSION AND ANALYSIS



CURRENT STRATEGY



The tone for the fourth quarter of 1997 was set during the last two weeks of

October 1997, when the markets suddenly realized that near-term economic growth in certain Asian countries was more problematic than certain. This led to a dramatic downward revaluation of the effected countries' currencies and capital markets. The impact on the U.S. stock market, aside from a terrific one-day thumping, was that there was now material uncertainty with regard to how fast U.S. companies could grow earnings over the next year or two. This doubt was caused by fears that exports to Asia would likely slow

(thanks to moderating local demands and a stronger dollar) and that cheaper

Asian imports to the U.S. would threaten domestically produced goods.



The result of the Asian transformation from hero to scapegoat was that investors began to pay premiums for securities that offered stability, and demand discounts for those that entailed higher risk. Summary effects included:



   * the Standard & Poor's 500 Index* (an index of larger stocks) returned

     2.9% for the fourth quarter (33.4% for the year), while the Standard &

     Poor's 600 Small Cap Index* lost 3.1% (up 25.6% in 1997) and the NASDAQ

     Over-the-Counter Composite Index** lost 6.8% (up 22.4% in 1997),

   * cyclicals lost ground (the Morgan Stanley Cyclical Index*** was down

     8.6%), while staples gained (the Morgan Stanley Consumer Index*** was up 10.0%), and

   * aided by their high quality and continued lower inflation, U.S.

     Treasury bonds rallied, lowering long-term interest rates from almost

     6.4% to nearly 5.9%.



The fund felt the effects of the changes in market sentiment. The fund left the third quarter with the wind in its sails, benefiting from the trend of moderating domestic economic growth favoring smaller growth stocks. The

Asian turmoil, however, as mentioned above, caused investors to rapidly migrate toward the stability of larger stocks. As a result, the fund was down 5.7% for the fourth quarter and had a total return for the year of

27.0%. Despite a weak fourth quarter, the fund did outperform the average fund in the universe of Lipper Growth Funds,+ which was up 25.6% for the year.



The fund came into the fourth quarter with overweights in the Technology and

Energy sectors. Since purchase of technology products was viewed as deferrable, the market sold technology stocks down 10% or more. Energy service stocks traded off 20% or more as the market started to question the growth in demand for oil from developing countries. The fund also came into the fourth quarter underweighted in two of the sectors that performed very well, Consumer Non-Durables and Utilities. The stability of their albeit more modest earnings growth made them attractive to investors, pushing these stocks up 10% or more in the fourth quarter.



We believe that the uncertainty of the effect of the Asian problems on the

U.S. economy will not be resolved until well into 1998. Consequently, the market should continue to favor companies that offer stable growth. This situation should bode well for larger-capitalized Health Care, Consumer

Non-Durable and domestically focused Services stocks. As a result, we are working to moderate the overweights we have in the sectors less likely to benefit and focusing on the areas mentioned above.



We do believe, however, that as the uncertainty passes, investors will return to the stocks that offer higher secular growth. They will then be less willing to pay for stability and more willing to take on risk. As this happens, the market should again favor the smaller, faster growing companies that did so well in the third quarter.



* Standard and Poor's 500 Index and Standard and Poor's 600 Small Cap Index

  are unmanaged composite indices of common stocks in industrial,

  transportation, and financial and public utility companies, and can be used to compare total returns of funds whose portfolios are invested primarily in common stocks. Investments cannot be made in an index.



** NASDAQ Over-the-Counter Composite Index is an unmanaged index covering

   4,500 stocks traded over the counter. It represents many small company stocks, but is heavily influenced by about 100 of the largest NASDAQ stocks. Investments cannot be made in an index.



*** Morgan Stanley Cyclical Index is an unmanaged broadly diversified index of 30 common stocks designed to measure the performance of economically sensitive industries through changes in the average returns of the component stocks. Morgan Stanley Consumer Index is an unmanaged equally-weighted index of 30 common stocks designed to measure the performance of consumer-oriented stable growth industries through changes in the average returns of the component stocks. Investments cannot be made in an index.



+ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. Lipper returns do not take sales charges into account.



COMMENTS REGARDING SELECTED HOLDINGS OR PURCHASES



Chancellor Media Corp.: AMFM is the largest pure-play radio company and the second largest overall with 99 stations in the largest 21 markets. Its stations are well positioned for growth due to steady ratings gains and a rising national advertising presence.



EMC Corp.: A leading manufacturer of enterprise-scale data storage devices,

EMC Corp. is enjoying the growth seen as networks increase in number and grow in size. The company should continue to benefit from the shift from mainframes to servers, a trend that should last for years to come.



Consolidated Cigar Holdings Inc.: The country's leading manufacturer and distributor of premium cigars, with brands such as H. Upman, Montecristo and

Don Diego. The company sells nearly 1 billion cigars a year, has nearly 25%

of the U.S. market, and should continue to benefit from the strong demand for premium, branded cigars.



Advanced Fibre Communications: AFCI designs and sells one of the most flexible and scaleable next generation digital loop carrier systems on the market. The company is well positioned to benefit from the prevailing trends in the carrier equipment industry, most notably the shift in spending towards local loop equipment and the build-out of undeveloped countries'

telecommunications infrastructure.



                     FEDERATED GROWTH STRATEGIES FUND II



GROWTH OF $10,000 INVESTED IN THE FEDERATED GROWTH STRATEGIES FUND II



The graph below illustrates the hypothetical investment of $10,000* in the

Federated Growth Strategies Fund II (the "Fund") from November 9, 1995

(start of performance) to December 31, 1997, compared to the Standard and

Poor's 500 Index (S&P 500)+ and the Lipper Growth Fund Index (LGFI).++



[Graphic representation omitted.  See Appendix fgsfii.]



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT

RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY

MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT

OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.



* The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LGFI have been adjusted to reflect reinvestment of dividends on securities in the indices.



+ The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.



++ The LGFI is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. The index is unmanaged.



                          PORTFOLIO OF INVESTMENTS



                    FEDERATED GROWTH STRATEGIES FUND II



                             DECEMBER 31, 1997





       SHARES                                                                             VALUE




 COMMON STOCKS--96.7%

 BASIC INDUSTRY--3.0%

               5,300 Avery Dennison Corp.                                             $     237,175

               7,700 (a)Lone Star Technologies, Inc.                                        218,488

               6,600 Martin Marietta Materials                                              241,313

              10,000 (a)Royal Group Technologies Ltd.                                       231,875

               4,700 Southdown, Inc.                                                        277,300

               2,300 Vulcan Materials Co.                                                   234,888

                       TOTAL                                                              1,441,039

 CONSUMER DURABLES--2.1%

              18,100 (a)Furniture Brands International, Inc.                                371,050

               7,000 Harley Davidson, Inc.                                                  191,625

               5,700 Oakwood Homes Corp.                                                    189,169

               2,400 Sony Corp., ADR                                                        217,800

                       TOTAL                                                                969,644

 CONSUMER NON-DURABLES--12.6%

               8,700 Coca-Cola Co.                                                          579,638

              11,600 (a)Consolidated Cigar Holdings, Inc.                                   319,725

               3,700 Gillette Co.                                                           371,619

               9,200 (a)Jones Apparel Group, Inc.                                           395,600

              12,900 Philip Morris Cos., Inc.                                               584,531

               9,600 Procter & Gamble Co.                                                   766,200

               6,000 Quaker Oats Co.                                                        316,500

              12,400 RJR Nabisco Holdings Corp.                                             465,000

               9,000 (a)Smithfield Foods, Inc.                                              297,000

               6,700 St. John Knits, Inc.                                                   268,000

               7,700 (a)Tommy Hilfiger Corp.                                                270,463

               7,700 UST, Inc.                                                              284,419

               8,600 Universal Corp.                                                        353,675

               9,600 Wolverine World Wide, Inc.                                             217,200

               5,700 Wrigley (Wm.), Jr. Co.                                                 453,506

                       TOTAL                                                              5,943,076


 FEDERATED GROWTH STRATEGIES FUND II





       SHARES                                                                             VALUE




 COMMON STOCKS--CONTINUED

 ENERGY MINERALS--5.9%

               4,100 (a)BJ Services Co.                                               $     294,944

               7,400 Baker Hughes, Inc.                                                     322,825

               3,645 British Petroleum Co. PLC, ADR                                         290,461

               5,700 Diamond Offshore Drilling, Inc.                                        274,313

               8,300 (a)Friede Goldman International, Inc.                                  247,963

               6,700 Halliburton Co.                                                        347,981

               3,900 Schlumberger Ltd.                                                      313,950

               5,100 (a)Smith International, Inc.                                           313,013

               7,000 Tosco Corp.                                                            264,688

               8,000 (a)TransCoastal Marine Services, Inc.                                  114,000

                       TOTAL                                                              2,784,138

 FINANCE--19.4%

              10,300 Ahmanson (H.F.) & Co.                                                  689,456

               4,900 Allstate Corp.                                                         445,288

               3,100 American International Group, Inc.                                     337,125

               7,800 Bank of New York Co., Inc.                                             450,938

               5,500 BankAmerica Corp.                                                      401,500

              14,800 (a)Catellus Development Corp.                                          296,000

              12,200 Conseco, Inc.                                                          554,338

               8,200 (a)E*Trade Group, Inc.                                                 188,600

               5,000 Equitable Cos., Inc.                                                   248,750

              14,800 Frontier Insurance Group, Inc.                                         338,550

              10,400 (a)Golden State Bancorp, Inc.                                          388,700

              25,687 MBNA Corp.                                                             701,576

               3,200 MGIC Investment Corp.                                                  212,800

               7,000 Mellon Bank Corp.                                                      424,375

               6,600 Merrill Lynch & Co., Inc.                                              481,388

              11,425 Morgan Stanley, Dean Witter, Discover & Co.                            675,503

               9,100 Old Republic International Corp.                                       338,406

               5,900 Raymond James Financial, Inc.                                          234,156

               4,500 SunAmerica, Inc.                                                       192,375

               6,900 T. Rowe Price Associates                                               433,838

               8,600 Torchmark Corp.                                                        361,738


 FEDERATED GROWTH STRATEGIES FUND II





       SHARES                                                                             VALUE




 COMMON STOCKS--CONTINUED

 FINANCE--CONTINUED

              14,349 Travelers Group, Inc.                                            $     773,052

                       TOTAL                                                              9,168,452

 HEALTH CARE--15.3%

               4,900 (a)Centocor, Inc.                                                      162,925

               6,300 (a)Dura Pharmaceuticals, Inc.                                          289,013

               5,700 Guidant Corp.                                                          354,825

              11,800 HBO & Co.                                                              566,400

              12,500 (a)HEALTHSOUTH Corp.                                                   346,875

               4,200 Johnson & Johnson                                                      276,675

               6,900 Lilly (Eli) & Co.                                                      480,413

               7,500 (a) MedPartners, Inc.                                                  167,813

               4,300 Merck & Co., Inc.                                                      456,875

              15,600 Omnicare, Inc.                                                         483,600

               7,900 Pfizer, Inc.                                                           589,044

               8,300 (a)Phycor, Inc.                                                        224,100

               9,200 (a)Quintiles Transnational Corp.                                       351,900

              10,100 (a)Safeskin Corp.                                                      573,175

               7,800 Schering Plough Corp.                                                  484,575

               9,000 Smithkline Beecham Corp., ADR                                          462,938

               7,400 (a)Universal Health Services, Inc., Class B                            372,775

               4,900 Warner-Lambert Co.                                                     607,600

                       TOTAL                                                              7,251,521

 PRODUCER MANUFACTURING--5.5%

               7,200 (a)EVI, Inc.                                                           372,600

              12,300 General Electric Co.                                                   902,513

              10,000 (a)Halter Marine Group, Inc.                                           288,750

               4,900 Miller Herman, Inc.                                                    267,356

               5,300 Precision Castparts Corp.                                              319,656

              10,000 Tyco International, Ltd.                                               450,625

                       TOTAL                                                              2,601,500

 RETAIL TRADE--5.8%

              10,100 (a)CompUSA, Inc.                                                       313,100

              16,700 (a)General Nutrition Cos., Inc.                                        567,800


 FEDERATED GROWTH STRATEGIES FUND II





       SHARES                                                                             VALUE




 COMMON STOCKS--CONTINUED

 RETAIL TRADE--CONTINUED

              11,000 Home Depot, Inc.                                                 $     647,625

              19,350 Pier 1 Imports, Inc.                                                   437,794

               5,800 (a)Safeway, Inc.                                                       366,850

              12,700 TJX Cos., Inc.                                                         436,563

                       TOTAL                                                              2,769,732

 SERVICES--5.0%

              10,600 (a)Allied Waste Industries, Inc.                                       247,113

              14,658 (a)Cendant Corp.                                                       503,888

               3,500 (a)Chancellor Media Corp., Class A                                     261,188

              11,700 (a)Corrections Corp. America                                           433,631

               8,700 (a)Liberty Media Group, Class A, Series A (LBTYA)                      315,375

               4,500 Service Corp. International                                            166,219

              12,200 (a)Snyder Communications, Inc.                                         445,300

                       TOTAL                                                              2,372,714

 TECHNOLOGY--14.9%

              13,000 (a)Advanced Fibre Communications                                       378,625

               4,500 (a)America Online, Inc.                                                401,344

                   1 (a)Analog Devices, Inc.                                                     28

               7,300 (a)Applied Materials, Inc.                                             219,913

               3,000 (a)BMC Software, Inc.                                                  196,875

              11,100 (a)Cadence Design Systems, Inc.                                        271,950

               6,800 (a)Check Point Software Technologies Ltd.                              277,100

               8,400 (a)Cisco Systems, Inc.                                                 468,300

               9,100 Compaq Computer Corp.                                                  513,581

               4,700 Dallas Semiconductor Corp.                                             191,525

               8,000 (a)EMC Corp. Mass                                                      219,500

               8,400 (a)HNC Software                                                        361,200

               4,400 Intel Corp.                                                            309,100

               4,500 Lucent Technologies, Inc.                                              359,438

              11,000 (a)Mastech Corp.                                                       349,250

               4,900 (a)Microsoft Corp.                                                     633,325

              11,500 (a)Ortel Corp.                                                         181,125

               6,000 (a)Peoplesoft, Inc.                                                    234,000


 FEDERATED GROWTH STRATEGIES FUND II





     SHARES OR

     PRINCIPAL

       AMOUNT                                                                             VALUE




 COMMON STOCKS--CONTINUED

 TECHNOLOGY--CONTINUED

               6,300 (a)Rambus, Inc.                                                  $     288,225

               9,400 (a)SCI Systems, Inc.                                                   409,488

              11,500 (a)Sandisk Corp.                                                       233,594

               5,700 (a)Sun Microsystems, Inc.                                              227,288

               6,000 (a)Tellabs, Inc.                                                       317,250

                       TOTAL                                                              7,042,024

 TRANSPORTATION--1.3%

               6,100 Expeditors International Washington, Inc.                              234,850

              15,600 Southwest Airlines Co.                                                 384,150

                       TOTAL                                                                619,000

 UTILITIES--5.9%

               4,600 AT&T Corp.                                                             281,750

               9,300 (a)Airtouch Communications, Inc.                                       386,531

               9,500 Cincinnati Bell, Inc.                                                  294,500

               6,700 Coastal Corp.                                                          414,981

               9,200 (a)ICG Communications, Inc.                                            250,700

              16,200 (a)IXC Communications, Inc.                                            508,275

               6,200 (a)PanAmSat Corp.                                                      267,375

               6,800 (a)Teleport Communications Group, Inc., Class A                        373,150

                       TOTAL                                                              2,777,262

                       TOTAL COMMON STOCKS (IDENTIFIED COST $40,401,343)                 45,740,102

 U.S. TREASURY OBLIGATIONS--1.7%

 $           750,000 United States Treasury Bond, 6.625%, 2/15/2027                         814,613

                       TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $809,883)           814,613

 (B)REPURCHASE AGREEMENTS--3.0%

           1,395,000 BT Securities Corp., 6.60%, dated 12/31/1997, due 1/2/1998 (at       1,395,000

                     amortized cost)

                       TOTAL INVESTMENTS (IDENTIFIED COST $42,606,226)(C)              $ 47,949,715




(a) Non-income producing security.



(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.



(c) The cost of investments for federal tax purposes amounts to $42,643,341.

    The net unrealized appreciation of investments on a federal tax basis amounts to $5,306,374 which is comprised of $6,498,386 appreciation and

    $1,192,012 depreciation at December 31, 1997.



Note: The categories of investments are shown as a percentage of net assets

($47,280,356) at December 31, 1997.



The following acronyms are used throughout this portfolio:



ADR --American Depository Receipt

PLC --Public Limited Company



(See Notes which are an integral part of the Financial Statements)



                     STATEMENT OF ASSETS AND LIABILITIES



                    FEDERATED GROWTH STRATEGIES FUND II



                             DECEMBER 31, 1997





 ASSETS:

 Total investments in securities, at value (identified cost                            $ 47,949,715

 $42,606,226 and tax cost $42,643,341)

 Cash                                                                                         3,047

 Income receivable                                                                           47,978

 Receivable for investments sold                                                            460,023

 Receivable for shares sold                                                                  10,563

   Total assets                                                                          48,471,326

 LIABILITIES:

 Payable for investments purchased                                     $ 1,163,508

 Payable for shares redeemed                                                   876

 Payable for taxes withheld                                                    543

 Accrued expenses                                                           26,043

   Total liabilities                                                                      1,190,970

 Net Assets for 2,928,503 shares outstanding                                           $ 47,280,356

 NET ASSETS CONSIST OF:

 Paid in capital                                                                       $ 38,957,206

 Net unrealized appreciation of investments                                               5,343,489

 Accumulated net realized gain on investments                                             2,932,263

 Undistributed net investment income                                                         47,398

   Total Net Assets                                                                    $ 47,280,356

 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:

 $47,280,356 / 2,928,503 shares outstanding                                                  $16.14


(See Notes which are an integral part of the Financial Statements)



                           STATEMENT OF OPERATIONS



                    FEDERATED GROWTH STRATEGIES FUND II



                        YEAR ENDED DECEMBER 31, 1997





 INVESTMENT INCOME:

 Dividends (net of foreign taxes withheld of $2,379)                                    $   220,745

 Interest                                                                                   107,023

   Total income                                                                             327,768

 EXPENSES:

 Investment advisory fee                                                  $   245,993

 Administrative personnel and services fee                                    125,002

 Custodian fees                                                                12,497

 Transfer and dividend disbursing agent fees and expenses                      20,296

 Trustees' fees                                                                 1,816

 Auditing fees                                                                 10,384

 Legal fees                                                                     2,970

 Portfolio accounting fees                                                     50,399

 Share registration costs                                                       6,252

 Printing and postage                                                          20,148

 Insurance premiums                                                             2,556

 Taxes                                                                             90

 Miscellaneous                                                                  1,996

   Total expenses                                                             500,399

 Waivers and reimbursements--

   Waiver of investment advisory fee                        $ (168,091)

   Reimbursement of other operating expenses                   (51,988)

     Total waivers and reimbursements                                        (220,079)

       Net expenses                                                                         280,320

         Net investment income                                                               47,448

 REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

 Net realized gain on investments                                                         2,940,396

 Net change in unrealized appreciation of investments                                     3,823,952

   Net realized and unrealized gain on investments                                        6,764,348

     Change in net assets resulting from operations                                     $ 6,811,796


(See Notes which are an integral part of the Financial Statements)



                     STATEMENT OF CHANGES IN NET ASSETS



                     FEDERATED GROWTH STRATEGIES FUND II





                                                                         YEAR ENDED DECEMBER 31,

                                                                           1997           1996


 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS--

 Net investment income                                                  $      47,448  $     37,473

 Net realized gain on investments ($2,977,511 and $110,051 net gains,       2,940,396       101,778

 respectively, as computed for federal tax purposes)

 Net change in unrealized appreciation of investments                       3,823,952     1,511,965

   Change in net assets resulting from operations                           6,811,796     1,651,216

 NET EQUALIZATION CREDITS (DEBITS)--                                          141,139        72,517

 DISTRIBUTIONS TO SHAREHOLDERS--

 Distributions from net investment income                                     (37,404)         (700)

 Distributions from net realized gains on investments                        (109,551)            --

   Change in net assets resulting from distributions to shareholders         (146,955)         (700)

 SHARE TRANSACTIONS (EXCLUSIVE OF AMOUNTS ALLOCATED TO NET INVESTMENT

   INCOME)--

 Proceeds from sale of shares                                              24,630,467    15,118,252

 Net asset value of shares issued to shareholders in payment of               146,049           698

 distributions declared

 Cost of shares redeemed                                                   (1,286,989)     (224,666)

   Change in net assets resulting from share transactions                  23,489,527    14,894,284

     Change in net assets                                                  30,295,507    16,617,317

 NET ASSETS:

 Beginning of period                                                       16,984,849       367,532

 End of period (including undistributed net investment income of        $  47,280,356  $ 16,984,849

 $47,398 and $37,360, respectively)


(See Notes which are an integral part of the Financial Statements)



                            FINANCIAL HIGHLIGHTS



              (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





                                                                             YEAR ENDED DECEMBER 31,

                                                                    1997          1996           1995(A)


NET ASSET VALUE, BEGINNING OF PERIOD                               $12.80           $10.30           $10.00

INCOME FROM INVESTMENT OPERATIONS

 Net investment income                                               0.02**           0.05             0.03

 Net realized and unrealized gain on investments                     3.41             2.45             0.27

 Total from investment operations                                    3.43             2.50             0.30

LESS DISTRIBUTIONS

 Distributions from net investment income                           (0.02)           (0.004)             --

 Distributions from net realized gain on investments                (0.07)              --               --

 Total distributions                                                (0.09)           (0.004)             --

NET ASSET VALUE, END OF PERIOD                                     $16.14           $12.80           $10.30

TOTAL RETURN(B)                                                     27.03%           24.32%            3.00%

RATIOS TO AVERAGE NET ASSETS

 Expenses                                                            0.85%            0.85%            0.85%*

 Net investment income                                               0.14%            0.55%             1.91%*

 Expense waiver/reimbursement(c)                                     0.67%            3.87%            76.95%*

SUPPLEMENTAL DATA

 Net assets, end of period (000 omitted)                          $47,280          $16,985              $368

 Average commission rate paid(d)                                    $0.0566          $0.0376              --

 Portfolio turnover                                                     148%              96%              4%


 * Computed on an annualized basis.



** Per share information presented is based upon the monthly average number of shares outstanding.



(a) Reflects operations for the period from November 9, 1995 (date of initial public investment) to December 31, 1995.



(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.



(See Notes which are an integral part of the Financial Statements)



                        NOTES TO FINANCIAL STATEMENTS



                    FEDERATED GROWTH STRATEGIES FUND II



                             DECEMBER 31, 1997



ORGANIZATION



Federated Insurance Series (the "Trust") is registered under the Investment

Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Growth Strategies

Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is capital appreciation.



SIGNIFICANT ACCOUNTING POLICIES



The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.



INVESTMENT VALUATIONS



Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.



REPURCHASE AGREEMENTS



It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry

System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions.

Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.



The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees ("Trustees").

Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.



INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS



Interest income and expenses are accrued daily. Bond premium and discount,

if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.



Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. These differences are primarily due to differing treatments for accumulated equalization and foreign currency transactions. The following reclassifications have been made to the financial statements.



                   INCREASE (DECREASE)

                       ACCUMULATED

    NET REALIZED    UNDISTRIBUTED NET

   PAID-IN CAPITAL       GAIN/LOSS     INVESTMENT INCOME

      $141,139             $6               $(141,145)



Net investment income, net realized gains/losses, and

net assets were not affected by this reclassification.



FEDERAL TAXES



It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.



EQUALIZATION



The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income. As a result,

undistributed net investment income per share is unaffected by sales or redemptions of fund shares.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS



The Fund may engage in when-issued or delayed delivery transactions. The

Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.



USE OF ESTIMATES



The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.



OTHER



Investment transactions are accounted for on the trade date.



SHARES OF BENEFICIAL INTEREST



The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).



Transactions in shares were as follows:





                                                                                     Year Ended

                                                                                    December 31,

                                                                                 1997        1996


 Shares sold                                                                  1,679,568   1,310,281

 Shares issued to shareholders in payment of distributions declared              11,313          64

 Shares redeemed                                                               (89,183)    (19,226)

   Net change resulting from share transactions                               1,601,698   1,291,119




INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES



INVESTMENT ADVISORY FEE



Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the

Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the

Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.



ADMINISTRATIVE FEE



Federated Services Company ("FServ"), under the Administrative Services

Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the

Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.



TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES



FServ, through its subsidiary, Federated Shareholder Services Company

("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.



PORTFOLIO ACCOUNTING FEES



FServ maintains the Fund's accounting records for which it receives a fee.

The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.



GENERAL



Certain of the Officers and Trustees of the Trust are Officers and Directors

or Trustees of the above companies.



INVESTMENT TRANSACTIONS



Purchases and sales of investments, excluding short-term securities, for the period ended December 31, 1997, were as follows:



 PURCHASES                                                    $69,957,324

 SALES                                                        $45,927,567



                        INDEPENDENT AUDITORS' REPORT



To the Board of Trustees of the Federated Insurance Series and Shareholders

of Federated Growth Strategies Fund II:



We have audited the accompanying statement of assets and liabilities,

including the portfolio of investments, of Federated Growth Strategies Fund

II (a portfolio of the Federated Insurance Series) as of December 31, 1997,

and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended December 31, 1997 and

1996, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the

Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 1997, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Growth

Strategies Fund II as of December 31, 1997, the results of its operations,

the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania

February 6, 1998



                                  TRUSTEES



                              John F. Donahue



                              Thomas G. Bigley



                             John T. Conroy, Jr.



                             William J. Copeland



                           J. Christopher Donahue



                                James E. Dowd



                           Lawrence D. Ellis, M.D.



                           Edward L. Flaherty, Jr.



                               Peter E. Madden



                             John E. Murray, Jr.



                              Wesley W. Posvar



                              Marjorie P. Smuts



                                  OFFICERS



                               John F. Donahue

                                  Chairman



                           J. Christopher Donahue

                                     President



                             Edward C. Gonzales

                         Executive Vice President



                              John W. McGonigle

     Executive Vice President, Treasurer, and Secretary



                              Richard B. Fisher

                                 Vice President



                              Matthew S. Hardin

                              Assistant Secretary



Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the

Federal Deposit Insurance Corporation, the Federal Reserve Board, or any

other government agency. Investment in variable funds involves investment risk, including the possible loss of principal.



This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.



[Graphic] Federated Investors



Federated Growth Strategies Fund II



Federated Insurance Series



ANNUAL REPORT TO SHAREHOLDERS DECEMBER 31, 1997

[Graphic]

Federated Securities Corp., Distributor

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

1-800-245-7400

www.federatedinvestors.com



Cusip 313916702

G00433-07 (2/98)

[Graphic]









[Graphic]



FEDERATED INVESTORS



FEDERATED EQUITY INCOME FUND II



Federated Insurance Series



Federated Securities Corp., Distributor

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

1-800-341-7400



WWW.FEDERATEDINVESTORS.COM



[Graphic]





ANNUAL REPORT

TO SHAREHOLDERS

DECEMBER 31, 1997



Cusip 313916801

G00433-09 (2/98)



PRESIDENT'S MESSAGE



Dear Fellow Shareholder:



I am pleased to present the first Annual Report to Shareholders for

Federated Equity Income Fund II, a portfolio of Federated Insurance Series.



This report covers the period from January 30, 1997--when the fund began operation--through December 31, 1997. It begins with a commentary by the fund's portfolio manager, which is followed by a complete listing of the fund's stock holdings and the financial statements.



Federated Equity Income Fund II is managed to attempt to help your money earn income and grow in value by investing primarily in a diversified portfolio of dividend-paying stocks. At the end of the reporting period, the fund's 66 stock holdings were diversified across 12 key business and industrial sectors. Many of the holdings--including Avon, Bristol-Myers

Squibb, DuPont, Exxon, Ford, General Electric, and J.C. Penney--are

household names.



Over the 11-month reporting period, the fund produced a total return of

19.19% through income totaling $0.15 per share and a 17% increase in net asset value.* By the end of the period, fund assets reached $32 million.



Thank you for choosing Federated Equity Income Fund II as a diversified,

professionally managed way to participate in the income and growth potential of American companies. We hope you were pleased with the positive performance of your investment. As always, we welcome your comments and suggestions.



Sincerely,



[Graphic]



J. Christopher Donahue

President

February 15, 1998



* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.



MANAGEMENT DISCUSSION AND ANALYSIS



MARKET OBSERVATIONS



The U.S. stock market completed an exceedingly strong year in 1997, adding numerous first-time statistics to the record books.



* For the first time in history the U.S. stock market posted three years of gains in excess of 20%.



* The current bull market is unprecedented in its duration since the

  1990 bottom.



* The market has completed an unprecedented streak of seven straight years without a down year.



From inception on January 30, 1997 through December 31, 1997, Federated Equity

Income Fund II had a total return of 21.80%,* beating the Dow Jones Industrial

Average return of 18.01% in the same period, and somewhat lagging the 25.90%

return of the Lipper Equity Income peers,** owing largely to our more defensive posture. The return of the Standard & Poor's 500 Index ("S&P 500")*** was

25.84% for the period in a narrow advance wherein the largest 50 stocks accounted for over 70% of the 1997 return. Defensively postured, the Fund outperformed the S&P 500 during all 12 corrections of 2% or more during the period and continued to provide a current dividend yield that was consistently 50% greater than the S&P 500's yield.



We have stated in previous quarters that the market is historically overvalued and pricing in a perfect environment for stocks. In recent months, we have seen evidence that the environment is not perfect as the currency crisis in Asia has devastated many emerging country stock markets and economies. Interestingly, the nearly 10% decline in the S&P 500 in late

October, which was spurred by Asian concerns, was completely recovered in just six weeks. This was surely an impressive comeback, but our outlook for

1998 must include some thoughts on the deep and spreading crisis abroad.



Asia represents one-third of the global economy. Now in recession, its near-term prospects will certainly dampen export growth for many U.S.

companies selling abroad. Currently, 15% of U.S. gross domestic product is directly linked to foreign trade. However, a twin concern is the impact on

U.S. imports. To Asia, and much of the world, the U.S. is considered the consumer of last resort and the last growth engine in the global economy. We may see a flood of cheap Asian imports. (For the first time in a generation,

economists are concerned about the prospect of "deflation.") For American companies, this tougher foreign competition could further reduce their already weak pricing power. With rising wage rate pressures, margins will likely be squeezed.



This brings about another concern, that 1998 earnings estimates for companies are too high. According to Ned Davis Research, Inc. the current expansion's earnings growth rate of 10.8% is 52% above the earnings growth rate since 1947. Much of the profit growth has been driven by productivity improvements and declining interest rates. The earnings growth rate in 1998 will quite likely be lower than that experienced in recent years. This concern is logical given the behavior of the stock and bond market in recent months. Stock prices have been falling while bond prices have been rising,

historically a signal of a weakening economy.



There are some very positive signs for the stock market, however. Inflation has been decelerating, producing rising real wages. The U.S. economy has remained strong, and a recent survey shows a 28-year high in consumer confidence. Though the U.S. stock market appears overvalued at 24.6 times

1997 earnings, the risk is cushioned by continuing declines in long-term interest rates. Finally, the demand for U.S. stocks is quite strong, both by

U.S. households and by foreign investors seeking a "safe haven."



* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.



** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services as falling into the respective category indicated. Lipper returns do not take into account sales charges.



*** Standard & Poor's 500 Index is an unmanaged composite index of common stocks in industrial, transportation, and financial and public utility companies, and can be used to compare the total returns of funds whose portfolios are invested primarily in common stocks. Investments cannot be made in an index.



CURRENT STRATEGY



We are concerned that the market is still priced as if the environment were perfect. Only time will tell the extent to which U.S. corporate earnings growth will fall due to Asian problems. We believe that U.S. corporate earnings will be impacted for some period of time. Recent strength has been seen in stocks of companies with predictable revenue and earnings growth, and companies which are larger and domestic in operations. These are the "quality"

companies that we have historically purchased for inclusion in the portfolio.

We plan to remain fully invested and sector neutral in our portfolio weightings. Finally, we plan to maintain our defensive posture, emphasizing inexpensive, high-quality, dividend-yielding stocks, and continuing the prominent use of convertible securities for their yield and downside protection.



COMMENTS ON SELECTED TRANSACTIONS



In the Basic Industries sector, we eliminated our position in Eastman

Chemical Co. due to concerns about commodity chemical prices in the wake of the Asian crisis. We purchased Crown Cork & Seal Co., a leading packaging company which we felt was quite undervalued.



In the Consumer Durables sector, we sold Mattel, Inc. Cvt. Pfd. which had performed very well, but which, because of appreciation, had lost the defensive qualities we seek in convertible securities. We purchased Cooper

Tire & Rubber Co., a leading manufacturer of replacement tires, enjoying increasing market share and the highest margins in the industry.



In the Finance sector, we increased our number of holdings, owing to the increasing weight of this sector in the S&P 500 and our desire to position a basket of real estate investment trusts ("REITs"). REITs are valued for their high dividend yield and stable earnings growth, which provide defensive qualities. We purchased the following REITs, representing diversity geographically and by business purpose: Colonial Properties Trust,

Equity Residential Properties Trust, Liberty Property Trust, New Plan Realty

Trust, and Post Properties, Inc. Further, we sold the National Australia

Bank Cvt. Pfd. with concerns about the effect of Asia's problems on its business. We bought General RE Corp. a large reinsurance company which has produced long-term consistent earnings. We also purchased Morgan Stanley,

Dean Witter, Discover & Co, a leading investment brokerage company, poised to enjoy the benefits of its merger.



In the Health Care sector, we eliminated Aetna Cvt. Pfd. after a series of earnings disappointments. We purchased two value-oriented companies, Baxter

International, a leading pharmaceutical company and U.S. Surgical Corp., a manufacturer and distributor of medical supplies.



In the Technology sector, we eliminated our Quantum Cvt. Bond positions due to disk drive pricing pressures emanating from Asia. We purchased the extremely defensive Microsoft Corp. Cvt. Pfd. and another attractively structured convertible bond of Adaptec, Inc., a market leader in small computer systems interface.



Finally, in the Utilities sector, we increased our electric utility exposure, buying CMS Energy, Pacificorp, and Texas Utilities. We also purchased Sonat, Inc. after an exploration and production disappointment reduced the stock price significantly. We sold the CalEnergy Co., Inc. Cvt.

Pfd. since much of its growth was forecasted to be in Asia and is now vulnerable, and we sold Duke Power Co., which we felt was fully valued.



FEDERATED EQUITY INCOME FUND II



GROWTH OF $10,000 INVESTED IN FEDERATED EQUITY INCOME FUND II



The graph below illustrates the hypothetical investment of $10,000* in the Federated Equity Income Fund II (the "Fund") from January 30, 1997

(start of performance) to December 31, 1997, compared to the Standard and Poor's 500 Index (S&P 500)+ and the Lipper Equity Income Fund Index

(LEIFI)+.



[GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX FEIFII]



CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1997

Start of Performance (1/30/97)                           19.19%



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT

RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY

MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT

OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.



* The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LEIFI have been adjusted to reflect reinvestment of dividends on securities in the indices.



+ The S&P 500 and the LEIFI are not adjusted to reflect sales charges,

expenses, or other fees that the SEC requires to be reflected in the

Fund's performance. The indices are unmanaged.



PORTFOLIO OF INVESTMENTS

FEDERATED EQUITY INCOME FUND II

DECEMBER 31, 1997





       SHARES                                                                             VALUE


 COMMON STOCKS--65.1%

 BASIC INDUSTRY--4.0%

              14,900 Allegheny Teledyne, Inc.                                         $     385,538

               8,000 Crown Cork & Seal Co., Inc.                                            401,000

               4,100 Du Pont (E.I.) de Nemours & Co.                                        246,256

               4,400 Imperial Chemical Industries, PLC, ADR                                 285,725

 CONSUMER DURABLES--2.2%

                       TOTAL                                                              1,318,519

              14,500 Cooper Tire & Rubber Co.                                               353,438

               7,200 Ford Motor Co.                                                         350,550

 CONSUMER NON-DURABLES--9.7%

                       TOTAL                                                                703,988

               7,000 Avon Products, Inc.                                                    429,625

              11,875 Diageo PLC, ADR                                                        449,766

              17,500 Dial Corp.                                                             364,219

              11,500 General Mills, Inc.                                                    823,688

              11,600 Heinz (H.J.) Co.                                                       589,425

              11,800 Philip Morris Cos., Inc.                                               534,688

                       TOTAL                                                              3,191,411

 ENERGY MINERALS--5.2%

               9,000 Exxon Corp.                                                            550,688

               8,600 Mobil Corp.                                                            620,813

              15,400 YPF Sociedad Anonima, ADR                                              526,488

                       TOTAL                                                              1,697,989

 FINANCE--12.7%

               1,500 Barnett Banks, Inc.                                                    107,813

               8,000 Block (H&R), Inc.                                                      358,500

               6,000 Colonial Properties Trust                                              180,750

               3,500 Equity Residential Properties Trust                                    176,969

              14,900 First Union Corp.                                                      763,625

               3,400 General RE Corp.                                                       720,800

               5,600 Liberty Property Trust                                                 159,950

              10,000 Mellon Bank Corp.                                                      606,250

               7,300 Morgan Stanley, Dean Witter, Discover & Co.                            431,613


FEDERATED EQUITY INCOME FUND II



       SHARES                                                                             VALUE


 COMMON STOCKS--CONTINUED

 FINANCE--CONTINUED

               4,500 NationsBank Corp.                                                $     273,656

               7,000 New Plan Realty Trust                                                  178,500

               4,800 Post Properties, Inc.                                                  195,000

                       TOTAL                                                              4,153,426

 HEALTH CARE--7.2%

               3,700 American Home Products Corp.                                           283,050

              12,100 Baxter International, Inc.                                             610,294

               4,600 Bristol-Myers Squibb Co.                                               435,275

               5,300 Merck & Co., Inc.                                                      563,125

              16,000 U.S. Surgical Corp.                                                    469,000

                       TOTAL                                                              2,360,744

 PRODUCER MANUFACTURING---4.8%

              14,500 Dresser Industries, Inc.                                               608,094

               7,300 General Electric Co.                                                   535,638

               6,900 Textron, Inc.                                                          431,250

                       TOTAL                                                              1,574,982

 RETAIL TRADE--1.7%

               9,500 Penney (J.C.) Co., Inc.                                                572,969

 SERVICES--0.9%

               7,600 Browning-Ferris Industries, Inc.                                       281,200

 TECHNOLOGY--6.0%

              11,100 Avnet, Inc.                                                            732,600

               4,000 General Dynamics Corp.                                                 345,750

               4,600 International Business Machines Corp.                                  480,988

               4,100 Lockheed Martin Corp.                                                  403,850

                       TOTAL                                                              1,963,188

 TRANSPORTATION--1.3%

               7,000 Union Pacific Corp.                                                    437,063

 UTILITIES--9.4%

               8,900 CMS Energy Corp.                                                       392,156

              12,263 Enron Corp.                                                            509,681

              13,000 Pacificorp                                                             355,063

               6,000 SBC Communications, Inc.                                               439,500

               6,400 Sonat, Inc.                                                            292,800


FEDERATED EQUITY INCOME FUND II



       SHARES                                                                                 VALUE


 COMMON STOCKS--CONTINUED

 UTILITIES--CONTINUED

               5,100 Sprint Corp.                                                     $     298,988

              10,000 Texas Utilities Co.                                                    415,625

              13,000 Williams Cos., Inc. (The)                                              368,875

                       TOTAL                                                              3,072,688

                       TOTAL COMMON STOCKS (IDENTIFIED COST $19,716,373)                 21,328,167

 CONVERTIBLE PREFERRED STOCKS--17.1%

 BASIC INDUSTRY--0.7%

               6,800 Merrill Lynch & Co., Inc., STRYPES, Series IML                         234,600

 CONSUMER NON-DURABLES--1.5%

               7,000 Ralston Purina Co., SAILS, $1.08                                       487,375

 ENERGY MINERALS--0.9%

               5,200 Unocal Corp., Cumulative Conv. Pfd., $3.13                             295,230

 FINANCE--4.8%

               9,600 Conseco, Inc., Cumulative PRIDES, Series F, $3.50                      492,000

               6,500 Frontier Insurance Group, Inc., Conv. Pfd., $3.13                      380,250

                 800 Jefferson-Pilot Corp., Conv. Pfd., $5.26                                85,600

               2,800 Merrill Lynch & Co., Inc., STRYPES, Series MGIC, $3.12                 310,800

               2,200 SunAmerica, Inc., PERCS, Series E, $3.10                               286,000

                       TOTAL                                                              1,554,650

 HEALTH CARE--0.9%

              13,200 MedPartners, Inc., Conv. Pfd., $1.44                                   290,400

 PRODUCER MANUFACTURING--2.2%

               1,750 Case Corp., Cumulative Conv. Pfd., Series A, $4.50                     252,670

              10,200 (a)EVI, Inc., Cumulative Conv. Pfd., $2.50                             472,964

                       TOTAL                                                                725,634

 SERVICES--2.7%

               3,700 Browning-Ferris Industries, Inc., ACES, $2.58                          125,800

              33,200 Hollinger International Publishing, Inc., Conv. Pfd., $.95             427,450

               6,300 Wendy's International, Inc., Cumulative Conv. Pfd., Series A, $2.50    346,500

                       TOTAL                                                                899,750


FEDERATED EQUITY INCOME FUND II



       SHARES                                                                             VALUE




 CONVERTIBLE PREFERRED STOCKS--CONTINUED

 TECHNOLOGY--2.1%

               7,500 Microsoft Corp., Cumulative Conv. Pfd., Series A, $2.20          $     674,063

 UTILITIES--1.3%

               3,300 Williams Cos., Inc. (The), Conv. Pfd., $3.50                           441,448

                       TOTAL CONVERTIBLE PREFERRED STOCKS (IDENTIFIED COST $5,538,169)    5,603,150

 CONVERTIBLE CORPORATE BONDS--12.4%

 CONSUMER DURABLES--0.7%

             195,000 Magna International, Inc., Conv. Bond, 5.00%, 10/15/2002               233,926

 ENERGY MINERALS--1.4%

             450,000 Loews Corp., Conv. Bond, 3.125%, 9/15/2007                             454,590

 HEALTH CARE--2.0%

             200,000 Dura Pharmaceuticals, Inc., Conv. Bond, 3.50%, 7/15/2002               223,094

             450,000 Tenet Healthcare Corp., Conv. Bond, 6.00%, 12/1/2005                   427,010

                       TOTAL                                                                650,104

 RETAIL TRADE--2.5%

             750,000 (a)Costco Cos., Inc., Conv. Bond, 8/19/2017                            443,865

             275,000 Federated Department Stores, Inc., Conv. Bond, 5.00%, 10/1/2003        371,938

                       TOTAL                                                                815,803

 SERVICES--1.1%

             345,000 (a)Omnicom Group, Inc., Conv. Bond, 2.25%, 1/6/2013                    363,975

 TECHNOLOGY--4.7%

             400,000 Adaptec, Inc., Conv. Bond, 4.75%, 2/1/2004                             409,348

             170,000 EMC Corp. Mass, Conv. Bond, 3.25%, 3/15/2002                           230,019

              75,000 (a)EMC Corp. Mass, Sub. Note, 3.25%, 3/15/2002                         101,479

             340,000 (a)Solectron Corp., Conv. Bond, 6.00%, 3/1/2006                        468,088

             350,000 (a)Xilinx, Inc., Conv. Sub. Note, 5.25%, 11/1/2002                     343,427

                        TOTAL                                                             1,552,361

                        TOTAL CONVERTIBLE CORPORATE BONDS (IDENTIFIED COST $4,173,795)    4,070,759


 FEDERATED EQUITY INCOME FUND II



   PRINCIPAL

    AMOUNT                                                                                 VALUE




 (B)REPURCHASE AGREEMENT--8.6%

 $         2,825,000 BT Securities Corp., 6.60%, dated 12/31/1997, due 1/2/1998

                      (at amortized cost)                                             $   2,825,000

                       TOTAL INVESTMENTS (IDENTIFIED COST $32,253,337)(C)              $ 33,827,076






(a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At December 31, 1997, these securities amounted to $2,193,798 which represents 6.7% of net assets.



(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.



(c) The cost of investments for federal tax purposes amounts to $32,328,066.

The net unrealized appreciation of investments on a federal tax basis amounts to $1,499,010 which is comprised of $2,013,698 appreciation and $514,688 depreciation at December 31, 1997.



Note: The categories of investments are shown as a percentage of net assets

      ($32,875,237) at December 31, 1997.



The following acronyms are used throughout this portfolio:



ACES    --Adjustable Convertible Extendable Securities

ADR     --American Depository Receipt

PERCS   --Preferred Equity Redemption Cumulative Stock

PLC     --Public Limited Company

PRIDES  --Preferred Redeemable Increased Dividend Equity Securities

SAILS   --Stock Appreciation Income Linked Security

STRYPES --Structured Yield Product Exchangeable for Stock



(See Notes which are an integral part of the Financial Statements)



STATEMENT OF ASSETS AND LIABILITIES

FEDERATED EQUITY INCOME FUND II

DECEMBER 31, 1997





 ASSETS:

 Total investments in securities, at value (identified cost                            $ 33,827,076

 $32,253,337 and tax cost $32,328,066)

 Cash                                                                                         1,149

 Income receivable                                                                           89,196

 Receivable for investments sold                                                            206,972

 Receivable for shares sold                                                                 108,016

   Total assets                                                                          34,232,409

 LIABILITIES:

 Payable for investments purchased                                     $ 1,325,768

 Accrued expenses                                                           31,404

   Total liabilities                                                                      1,357,172

 NET ASSETS for 2,671,092 shares outstanding                                           $ 32,875,237

 NET ASSETS CONSIST OF:

 Paid in capital                                                                       $ 31,155,415

 Net unrealized appreciation of investments                                               1,573,739

 Accumulated net realized loss on investments                                               (65,125)

 Undistributed net investment income                                                        211,208

   Total Net Assets                                                                    $ 32,875,237

 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:

 $32,875,237 / 2,671,092 shares outstanding                                                  $12.31


(See Notes which are an integral part of the Financial Statements)



STATEMENT OF OPERATIONS

FEDERATED EQUITY INCOME FUND II

PERIOD ENDED DECEMBER 31, 1997*





 INVESTMENT INCOME:

 Dividends                                                                              $   301,707

 Interest                                                                                   118,742

   Total income                                                                             420,449

 EXPENSES:

 Investment advisory fee                                                  $    96,582

 Administrative personnel and services fee                                    113,358

 Custodian fees                                                                 7,194

 Transfer and dividend disbursing agent fees and expenses                      12,957

 Portfolio accounting fees                                                     46,289

 Share registration costs                                                       9,667

 Printing and postage                                                           5,208

 Insurance premiums                                                             4,698

   Total expenses                                                             295,953

 Waivers and reimbursements--

   Waiver of investment advisory fee                        $  (43,970)

   Reimbursement of other operating expenses                  (141,959)

     Total waivers and reimbursements                                        (185,929)

       Net expenses                                                                         110,024

         Net investment income                                                              310,425

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

 Net realized loss on investments                                                           (65,125)

 Net change in unrealized appreciation of investments                                     1,573,739

   Net realized and unrealized gain on investments                                        1,508,614

     Change in net assets resulting from operations                                     $ 1,819,039


* For the period from January 30, 1997 (date of initial public investment)

to December 31, 1997



(See Notes which are an integral part of the Financial Statements)



STATEMENT OF CHANGES IN NET ASSETS

FEDERATED EQUITY INCOME FUND II





                                                                               PERIOD ENDED

                                                                           DECEMBER 31, 1997*


 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS--

 Net investment income                                                        $    310,425

 Net realized loss on investments

 ($9,604 net gain, as computed for federal tax purposes)                           (65,125)

 Net change in unrealized appreciation/depreciation                              1,573,739

   Change in net assets resulting from operations                                1,819,039

 DISTRIBUTIONS TO SHAREHOLDERS--

 Distributions from net investment income                                          (99,217)

 SHARE TRANSACTIONS--

 Proceeds from sale of shares                                                   32,443,264

 Net asset value of shares issued to shareholders in payment of                     94,855

 distributions declared

 Cost of shares redeemed                                                        (1,382,704)

   Change in net assets resulting from share transactions                       31,155,415

     Change in net assets                                                       32,875,237

 NET ASSETS:

 Beginning of period                                                                 --

 End of period (including undistributed net investment income of              $ 32,875,237

 $211,208)




* For the period from January 30, 1997 (date of initial public investment)

to December 31, 1997.



(See Notes which are an integral part of the Financial Statements)



FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





                                                            PERIOD ENDED

                                                            DECEMBER 31,

                                                               1997(A)


 NET ASSET VALUE, BEGINNING OF PERIOD                          $10.47

 INCOME FROM INVESTMENT OPERATIONS

   Net investment income                                         0.23

   Net realized and unrealized gain on investments               1.76

   Total from investment operations                              1.99

 LESS DISTRIBUTIONS

   Distributions from net investment income                     (0.15)

 NET ASSET VALUE, END OF PERIOD                                $12.31

 TOTAL RETURN(B)                                                19.19%

 RATIOS TO AVERAGE NET ASSETS

   Expenses                                                      0.85%*

   Net investment income                                         2.41%*

   Expense waiver/reimbursement(c)                               1.44%*

 SUPPLEMENTAL DATA

   Net assets, end of period (000 omitted)                    $32,875

   Average commission rate paid(d)                            $0.0038

   Portfolio turnover                                              68%






* Computed on an annualized basis.



(a) Reflects operations for the period from January 30, 1997 (date of initial public investment) to December 31, 1997.



(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.



(See Notes which are an integral part of the Financial Statements)



NOTES TO FINANCIAL STATEMENTS

FEDERATED EQUITY INCOME FUND II

DECEMBER 31, 1997



ORGANIZATION



Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end,

management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Equity

Income Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's investment objective is to provide above average income and capital appreciation.



SIGNIFICANT ACCOUNTING POLICIES



The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.



INVESTMENT VALUATIONS



U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.



REPURCHASE AGREEMENTS



It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve

Book Entry System, or to have segregated within the custodian bank's vault,

all securities held as collateral under repurchase agreement transactions.

Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.



The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.



INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS



Interest income and expenses are accrued daily. Bond premium and discount,

if applicable, are amortized as required by the Internal Revenue Code,

as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.



FEDERAL TAXES



It is the Fund's policy to comply with the provisions of the

Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS



The Fund may engage in when-issued or delayed delivery transactions.

The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.



RESTRICTED SECURITIES



Restricted securities are securities that may only be

resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.



Additional information on each restricted security held at December 31, 1997 is as follows:





SECURITY                             ACQUISITION DATE      ACQUISITION COST


Costco Cos., Inc., Conv. Bond     8/14/1997 - 12/19/1997    $ 400,005

EMC Corp. Mass, Sub. Note         3/6/1997 -6/2/1997           80,093

EVI, Inc., Cumulative Conv. Pfd. 10/29/1997                   510,000

Omnicom Group, Inc., Conv. Bond  12/4/1997 - 12/5/1997        346,425

Solectron Corp., Conv. Bond       2/2/1997 - 10/3/1997        441,069

Xilinx, Inc., Conv. Sub. Note     9/11/1997 - 10/1/1997       396,550




USE OF ESTIMATES



The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.



OTHER



Investment transactions are accounted for on the trade date.



SHARES OF BENEFICIAL INTEREST



The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).



Transactions in shares were as follows:





                                                                     PERIOD ENDED

                                                                     DECEMBER 31,

                                                                        1997*


Shares sold                                                           2,789,634

Shares issued to shareholders in payment of distributions declared        8,213

Shares redeemed                                                        (126,755)

Net change resulting from share transactions                          2,671,092




* For the period from January 30, 1997 (date of initial public investment)

  to December 31, 1997.



INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES



INVESTMENT ADVISORY FEE



Federated Advisers, the Fund's investment adviser (the "Adviser"),

receives for its services an annual investment advisory fee equal to

0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.



ADMINISTRATIVE FEE



Federated Services Company ("FServ"), under the Administrative Services

Agreement, provides the Fund with administrative personnel and services.

The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the

Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.



DISTRIBUTION SERVICES FEE



The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule

12b-1 under the Act. Under the terms of the Plan, the Fund will compensate

Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually,

to compensate FSC. For the period ended December 31, 1997, the Fund did not incur a distribution services fee.



TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES



FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC")

serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.



PORTFOLIO ACCOUNTING FEES



FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.



GENERAL



Certain of the Officers and Trustees of the Trust are Officers and Directors

or Trustees of the above companies.



INVESTMENT TRANSACTIONS



Purchases and sales of investments, excluding short-term securities, for the period ended December 31, 1997, were as follows:



PURCHASES $38,684,990

SALES     $ 9,913,316





INDEPENDENT AUDITORS' REPORT



To the Board of Trustees of the Federated Insurance Series

and Shareholders of FEDERATED EQUITY INCOME FUND II:



We have audited the accompanying statement of assets and liabilities,

including the portfolio of investments, of Federated Equity Income Fund II

(a portfolio of the Federated Insurance Series) as of December 31, 1997, and

the related statements of operation and changes in net assets, and the financial highlights for the period from January 30, 1997 to December 31,

1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.



We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Equity

Income Fund II as of December 31, 1997, the results of its operations, the changes in its net assets, and its financial highlights for the period from

January 30, 1997 to December 31, 1997, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP



Pittsburgh, Pennsylvania

February 6, 1998



TRUSTEES

John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

William J. Copeland

J. Christopher Donahue

James E. Dowd

Lawrence D. Ellis, M.D.

Edward L. Flaherty, Jr.

Peter E. Madden

John E. Murray, Jr.

Wesley W. Posvar

Marjorie P. Smuts



OFFICERS

John F. Donahue

Chairman

J. Christopher Donahue

President

Edward C. Gonzales

Executive Vice President

John W. McGonigle

Executive Vice President, Treasurer,

and Secretary

Richard B. Fisher

Vice President

Matthew S. Hardin

Assistant Secretary



Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal

Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable funds involves investment risk,

including the possible loss of principal.



This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.











                       FEDERATED INSURANCE SERIES APPENDIX





FALFII The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left quadrant of the graphic presentation. The shares of Federated American Leaders Fund II are represented by a solid line. The Standard & Poor's 500 Index (S&P 500) is represented by a dotted line. The Lipper Growth and Income Funds Average (LGIFA) is represented by a dashed line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the shares of the fund, the S&P 500 and the LGIFA. The "x"-axis reflects computation periods from 2/10/94 to 12/31/97. The "y"-axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's shares as compared to the S&P 500 and the LGIFA. The ending values were $21,363, $22,669 and $19,637, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's shares Average Annual Total Return for the one-year period ended 12/31/97 and from the start of performance of fund shares (2/10/94) to 12/31/97. The total returns were 32.34% and 21.54%, respectively.



FUFII The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in Federated Utility Fund II (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a solid line. The Standard & Poor's 500 Composite Stock Index is represented by a dotted line. The Standard & Poor's Utility Index is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund, the Standard & Poor's 500 Composite Stock Index and the Standard & Poor's Utility Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 12/10/94 through 12/31/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Standard & Poor's 500 Composite Stock Index and the Standard & Poor's Utility Index; the ending values are $16,955, $22,669 and $17,381, respectively.



FUSGII The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in Federated Fund for U.S. Government Securities II (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a solid line. The Lehman Brothers 5-Year Treasury Bellwether Index is represented by a dotted line. The Lipper U.S. Mortgage Funds Average is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund, the Lehman Brothers 5-Year Treasury Bellwether Index and the Lipper U.S. Mortgage Funds Average. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 3/28/94 through 12/31/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Lehman Brothers 5-Year Treasury Bellwether Index and the Lipper U.S. Mortgage Funds Average; the ending values are $12,629, $12,807 and $12,923, respectively.



FHIBFII The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left quadrant of the graphic presentation. The shares of Federated High Income Bond Fund II are represented by a solid line. The Lehman Brothers Single B Rated Index (LBSBRI) is represented by a dotted line. The Lipper High Current Yield Funds Average (LHCYFA) is represented by a dashed line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the shares of the fund, the LBSBRI and the LHCYFA. The "x"-axis reflects computation periods from 3/1/94 to 12/31/97. The "y"-axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's shares as compared to the LBSBRI and the LHCYFA. The ending values were $15,098, $14,648 and $14,064, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's shares Average Annual Total Return for the one-year period ended 12/31/97 and from the start of performance of fund shares (3/1/94) to 12/31/97. The total returns were 13.83% and 11.33%, respectively.



FIEFII The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in Federated International Equity Fund II (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a solid line. The Morgan Stanley Capital International Europe Australia Far-East Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and the Morgan Stanley Capital International Europe Australia Far-East Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 5/8/95 through 12/31/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Morgan Stanley Capital International Europe Australia Far-East Index; the ending values are $12,341 and $11,357, respectively.



FGSFII The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left quadrant of the graphic presentation. The shares of Federated Growth Strategies Fund II are represented by a solid line. The Standard & Poor's 500 Index (S&P 500) is represented by a dotted line. The Lipper Growth Fund Index (LGFI) is represented by a dashed line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the shares of the fund, the S&P 500 and the LGFI. The "x"-axis reflects computation periods from 11/9/95 to 12/31/97. The "y"-axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's shares as compared to the S&P 500 and the LGFI. The ending values were $16,266, $17,132 and $15,485, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's shares Average Annual Total Return for the one-year period ended 12/31/97 and from the start of performance of fund shares (11/9/95) to 12/31/97. The total returns were 27.03% and 25.46%, respectively.



FEIFII The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in Federated Equity Income Fund II (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a solid line. The Standard & Poor's 500 Index is represented by a dotted line. The Lipper Equity Income Fund Index is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund, the Standard & Poor's 500 Index and the Lipper Equity Income Fund Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 1/30/97 through 8/31/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to , the Standard & Poor's 500 Index and the Lipper Equity Income Fund Index; the ending values are $11,919, $12,584 and $12,322, respectively.